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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100. Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2020 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2030 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2040 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2050 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING Invesco Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2020 Portfolio
ING Solution 2025 Portfolio
ING Solution 2030 Portfolio
ING Solution 2035 Portfolio
ING Solution 2040 Portfolio
ING Solution 2045 Portfolio
ING Solution 2050 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 7.4%
31,000	@	American Axle & Manufacturing Holdings, Inc.	$349,370	0.1
6,900	@	ANN, Inc.	260,337	0.1
9,600	@	Asbury Automotive Group, Inc.	268,320	0.1
9,270		Autoliv, Inc.	574,462	0.2
58,955		Belo Corp.	461,617	0.2
3,400		Bob Evans Farms, Inc.	133,042	0.1
19,400		Brunswick Corp.	439,022	0.2
5,000	@	Cabela’s, Inc.	273,400	0.1
6,300	@	Cavco Industries, Inc.	289,107	0.1
42,208		CEC Entertainment, Inc.	1,271,305	0.5
22,500		Chico’s FAS, Inc.	407,475	0.2
5,600		Cooper Tire & Rubber Co.	107,408	0.0
2,800		Core-Mark Holding Co., Inc.	134,708	0.1
13,600		CSS Industries, Inc.	279,480	0.1
26,800		Culp, Inc.	315,168	0.1
40,300		Dana Holding Corp.	495,690	0.2
15,000		Destination Maternity Corp.	280,500	0.1
39,200	@	Entercom Communications Corp.	268,912	0.1
163,600		Entravision Communications Corp.	219,224	0.1
12,200	@	Express, Inc.	180,804	0.1
5,400		Finish Line	122,796	0.1
6,700		Gannett Co., Inc.	118,925	0.0
4,419	@	Genesco, Inc.	294,880	0.1
10,828		Hasbro, Inc.	413,305	0.2
4,400	@	Helen of Troy Ltd.	140,052	0.1
82,915		International Game Technology	1,085,357	0.4
15,264		International Speedway Corp.	433,040	0.2
4,400	@	Jack in the Box, Inc.	123,684	0.1
17,400		Jones Group, Inc.	223,938	0.1
8,600		Lear Corp.	324,994	0.1
70,700	@	Lin TV Corp.	311,080	0.1
5,600		Lithia Motors, Inc.	186,536	0.1
86,795		Lowe’s Cos., Inc.	2,624,681	1.1
5,900		MDC Holdings, Inc.	227,209	0.1
5,000		Men’s Wearhouse, Inc.	172,150	0.1
5,100		Movado Group, Inc.	171,972	0.1
8,400	@	Rue21, Inc.	261,660	0.1
13,500		Sotheby’s	425,250	0.2
4,840		Speedway Motorsports, Inc.	74,536	0.0
11,200		Standard Motor Products, Inc.	206,304	0.1
37,500	@, L	Standard-Pacific Corp.	253,500	0.1
14,809		Target Corp.	939,927	0.4
7,000		True Religion Apparel, Inc.	149,310	0.1
6,300		Tupperware Corp.	337,617	0.1
1,800		Vail Resorts, Inc.	103,770	0.0
23,400	@, L	Vera Bradley, Inc.	558,090	0.2
4,997		Whirlpool Corp.	414,301	0.2
1,000		Williams-Sonoma, Inc.	43,970	0.0
13,900	@	WMS Industries, Inc.	227,682	0.1
			17,979,867	7.4
		Consumer Staples: 6.0%
13,934		Campbell Soup Co.	485,182	0.2
10,800	@	Central Garden & Pet Co.	130,464	0.0
13,156		Clorox Co.	947,890	0.4
57,598		ConAgra Foods, Inc.	1,589,129	0.7
9,300	@, L	Dole Food Co., Inc.	130,479	0.1
31,011		Dr Pepper Snapple Group, Inc.	1,380,920	0.6
33,215		General Mills, Inc.	1,323,618	0.5
1,400		Harris Teeter Supermarkets, Inc.	54,376	0.0
53,900	@, L	Heckmann Corp.	226,380	0.1
11,400		Inter Parfums, Inc.	208,620	0.1
5,100		J&J Snack Foods Corp.	292,383	0.1
27,958		Kellogg Co.	1,444,310	0.6
8,769		Kimberly-Clark Corp.	752,205	0.3
19,790	@	Kraft Foods Group, Inc.	883,623	0.4
41,256	@	Ralcorp Holdings, Inc.	3,011,688	1.2
5,600		Snyders-Lance, Inc.	140,000	0.1
25,205		Sysco Corp.	788,160	0.3
6,200		Village Super Market	227,912	0.1
9,100		Weis Markets, Inc.	385,203	0.2
			14,402,542	6.0
		Energy: 7.1%
4,200	L	Alliance Resource Partners L.P.	251,790	0.1
35,500		Alon USA Energy, Inc.	486,350	0.2
10,334		Apache Corp.	893,581	0.4
8,400		Berry Petroleum Co.	341,292	0.1
10,700	@	Bill Barrett Corp.	265,039	0.1
6,100		Bristow Group, Inc.	308,355	0.1
24,061		Devon Energy Corp.	1,455,690	0.6
7,200	@	Energy XXI Bermuda Ltd.	251,640	0.1
29,679		EQT Corp.	1,751,061	0.7
18,600	@	EQT Midstream Partners L.P.	535,680	0.2
12,800	@	Gulfport Energy Corp.	400,128	0.2
13,900	@	Helix Energy Solutions Group, Inc.	253,953	0.1
14,030		Helmerich & Payne, Inc.	667,968	0.3
7,600	@	Hornbeck Offshore Services, Inc.	278,540	0.1
28,100	L	Hugoton Royalty Trust	185,179	0.1
67,883		Imperial Oil Ltd.	3,124,510	1.3
50,000	@	Key Energy Services, Inc.	350,000	0.1
25,316		Murphy Oil Corp.	1,359,216	0.5
23,300		Pacific Coast Oil Trust	422,895	0.2
5,500	@	PDC Energy, Inc.	173,965	0.1
22,271		Peabody Energy Corp.	496,421	0.2

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: (continued)
9,500		SandRidge Mississippian Trust II	$193,230	0.1
30,441	@	Southwestern Energy Co.	1,058,738	0.4
10,100	@	Stone Energy Corp.	253,712	0.1
40,100	@	Tetra Technologies, Inc.	242,605	0.1
3,827	@	Unit Corp.	158,821	0.1
47,938	@	Vaalco Energy, Inc.	409,870	0.2
8,900		W&T Offshore, Inc.	167,142	0.1
17,100		Western Refining, Inc.	447,678	0.2
			17,185,049	7.1
		Financials: 26.8%
17,511		ACE Ltd.	1,323,832	0.5
25,080		Allstate Corp.	993,419	0.4
16,500		Alterra Capital Holdings Ltd.	395,010	0.2
10,500		American Equity Investment Life Holding Co.	122,115	0.0
14,500		American National Bankshares, Inc.	327,555	0.1
24,726		American Tower Corp.	1,765,189	0.7
24,719		Annaly Capital Management, Inc.	416,268	0.2
34,131	@	Aon PLC	1,784,710	0.7
43,500		Apollo Investment Corp.	342,345	0.1
7,400		Ares Capital Corp.	126,836	0.0
10,200		Aspen Insurance Holdings Ltd.	310,998	0.1
14,700		Associated Estates Realty Corp.	222,852	0.1
15,300		Baldwin & Lyons, Inc.	365,823	0.1
11,400		Bancorpsouth, Inc.	168,036	0.1
35,500		BankUnited, Inc.	873,655	0.4
23,000		BioMed Realty Trust, Inc.	430,560	0.2
13,900		BlackRock Kelso Capital Corp.	135,108	0.1
4,800		BOK Financial Corp.	283,680	0.1
27,400		Boston Private Financial Holdings, Inc.	262,766	0.1
23,112		Brookline Bancorp., Inc.	203,848	0.1
32,400		Campus Crest Communities, Inc.	349,920	0.1
153,716		Capitol Federal Financial, Inc.	1,838,443	0.8
12,600		Capstead Mortgage Corp.	169,974	0.1
16,200		Cathay General Bancorp.	279,612	0.1
9,900		CBL & Associates Properties, Inc.	211,266	0.1
123,971		Charles Schwab Corp.	1,585,589	0.7
57,900		Chimera Investment Corp.	156,909	0.1
26,872		Chubb Corp.	2,049,796	0.8
4,500		City National Corp.	231,795	0.1
9,100		Colony Financial, Inc.	177,268	0.1
52,411		Comerica, Inc.	1,627,361	0.7
53,728		Commerce Bancshares, Inc.	2,166,850	0.9
13,600		CommonWealth REIT	198,016	0.1
11,900		Community Bank System, Inc.	335,461	0.1
9,100		Compass Diversified Trust	134,498	0.1
19,800		CreXus Investment Corp.	214,038	0.1
20,944		Cullen/Frost Bankers, Inc.	1,202,814	0.5
12,200		CVB Financial Corp.	145,668	0.1
26,800		DCT Industrial Trust, Inc.	173,396	0.1
40,200		DiamondRock Hospitality Co.	387,126	0.2
2,500		Equity Lifestyle Properties, Inc.	170,300	0.1
11,800		Fifth Street Finance Corp.	129,564	0.0
6,091		First Financial Bancorp.	102,999	0.0
36,600		First Horizon National Corp.	352,458	0.1
13,100	@	First Industrial Realty Trust, Inc.	172,134	0.1
14,649		First Interstate Bancsystem, Inc.	219,149	0.1
10,300		First Midwest Bancorp., Inc.	129,265	0.0
37,400		First Niagara Financial Group, Inc.	302,566	0.1
10,100		Flushing Financial Corp.	159,580	0.1
20,490		FNB Corp.	229,693	0.1
7,266		Franklin Resources, Inc.	908,759	0.4
39,600		Fulton Financial Corp.	390,456	0.2
5,600	L	Government Properties Income Trust	131,040	0.0
5,500		Hancock Holding Co.	170,225	0.1
5,600		Hanover Insurance Group, Inc.	208,656	0.1
7,700		Hatteras Financial Corp.	217,063	0.1
97,361		HCC Insurance Holdings, Inc.	3,299,564	1.4
13,802		HCP, Inc.	613,913	0.2
7,100		Healthcare Realty Trust, Inc.	163,655	0.1
7,800		Hercules Technology Growth Capital, Inc.	85,878	0.0
21,900		Heritage Financial Corp.	329,157	0.1
66,800		Hersha Hospitality Trust	327,320	0.1
6,900		Highwoods Properties, Inc.	225,078	0.1
6,000		Infinity Property & Casualty Corp.	362,340	0.1
38,500		Janus Capital Group, Inc.	363,440	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
10,600		Kaiser Federal Financial Group, Inc.	$159,954	0.1
98,829		Keycorp	863,765	0.4
11,300		Lakeland Financial Corp.	311,880	0.1
13,200		LaSalle Hotel Properties	352,308	0.1
44,100		Lexington Realty Trust	426,006	0.2
14,800		Mack-Cali Realty Corp.	393,680	0.2
53,729		Marsh & McLennan Cos., Inc.	1,823,025	0.7
7,200		MB Financial Corp.	142,200	0.1
12,900		Medical Properties Trust, Inc.	134,805	0.1
27,200		MFA Mortgage Investments, Inc.	231,200	0.1
9,700	L	National Bankshares, Inc.	322,040	0.1
19,400	@	National Financial Partners Corp.	327,860	0.1
5,600		National Retail Properties, Inc.	170,800	0.1
16,700		Newcastle Investment Corp.	125,751	0.0
94,595		Northern Trust Corp.	4,390,627	1.8
10,900		Old National Bancorp.	148,349	0.1
10,200		Oritani Financial Corp.	153,510	0.1
21,900		Pacific Continental Corp.	195,567	0.1
48,400	@	Park Sterling Corp.	239,096	0.1
37,900		PennantPark Investment Corp.	402,119	0.2
135,490		People’s United Financial, Inc.	1,644,849	0.7
104,883		Piedmont Office Realty Trust, Inc.	1,818,671	0.7
9,300		Platinum Underwriters Holdings Ltd.	380,091	0.2
26,160		PNC Financial Services Group, Inc.	1,650,696	0.7
22,500	@	Popular, Inc.	392,175	0.2
6,500		Primerica, Inc.	186,160	0.1
22,038		Principal Financial Group, Inc.	593,704	0.2
2,000		ProAssurance Corp.	180,880	0.1
14,000		Provident Financial Services, Inc.	221,060	0.1
4,400		PS Business Parks, Inc.	294,008	0.1
29,300	L	Radian Group, Inc.	127,162	0.0
21,852		Reinsurance Group of America, Inc.	1,264,575	0.5
15,400		RLJ Lodging Trust	291,214	0.1
17,400		Sabra Healthcare REIT, Inc.	348,174	0.1
7,700		Solar Capital Ltd.	176,484	0.1
11,942		State Street Corp.	501,086	0.2
4,300	@	Stifel Financial Corp.	144,480	0.1
3,800		Sun Communities, Inc.	167,656	0.1
23,200	@	Sunstone Hotel Investors, Inc.	255,200	0.1
29,707		SunTrust Bank	839,817	0.3
27,300		Susquehanna Bancshares, Inc.	285,558	0.1
54,041		Symetra Financial Corp.	664,704	0.3
24,500		TCF Financial Corp.	292,530	0.1
17,146		Travelers Cos., Inc.	1,170,386	0.5
11,756		Trico Bancshares	194,327	0.1
8,345		Trustmark Corp.	203,117	0.1
10,282		Umpqua Holdings Corp.	132,535	0.1
7,200		United Bankshares, Inc.	179,352	0.1
15,900		United Fire Group, Inc.	399,408	0.2
56,303		UnumProvident Corp.	1,082,144	0.4
14,300		Urstadt Biddle Properties, Inc.	289,289	0.1
13,300		ViewPoint Financial Group	254,961	0.1
6,700		Waddell & Reed Financial, Inc.	219,559	0.1
13,100		Washington Banking Co.	185,627	0.1
8,700		Washington Federal, Inc.	145,116	0.1
8,100		Washington Real Estate Investment Trust	217,242	0.1
26,995		Westamerica Bancorp.	1,270,115	0.5
20,198		Weyerhaeuser Co.	527,976	0.2
			64,761,287	26.8
		Health Care: 9.2%
4,300	@	Amsurg Corp.	122,034	0.0
21,629		Becton Dickinson & Co.	1,699,174	0.7
156,726	@	Boston Scientific Corp.	899,607	0.4
104,429	@	CareFusion Corp.	2,964,739	1.2
15,886		Cigna Corp.	749,343	0.3
6,000	@	Covance, Inc.	280,140	0.1
12,005	@	Cutera, Inc.	89,677	0.0
12,980	@	Health Management Associates, Inc.	108,902	0.0
14,900	@	Healthsouth Corp.	358,494	0.1
15,382	@	Hospira, Inc.	504,837	0.2
6,673		Humana, Inc.	468,111	0.2
3,600	@	ICU Medical, Inc.	217,728	0.1
4,500	@	Impax Laboratories, Inc.	116,820	0.0
5,200	@	Integra LifeSciences Holdings Corp.	213,720	0.1
12,600	@	Life Technologies Corp.	615,888	0.3
49,750	@	LifePoint Hospitals, Inc.	2,128,305	0.9
3,600	@	Magellan Health Services, Inc.	185,796	0.1
21,809		Medtronic, Inc.	940,404	0.4
5,200		National Healthcare Corp.	248,248	0.1
7,900	@	Orthofix International NV	353,525	0.1
12,400		Owens & Minor, Inc.	370,512	0.2
3,600	@	Par Pharmaceutical Cos., Inc.	179,928	0.1
40,295		Patterson Cos., Inc.	1,379,701	0.6

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
7,600	@	PSS World Medical, Inc.	$173,128	0.1
30,835		Steris Corp.	1,093,718	0.4
19,892		Stryker Corp.	1,107,189	0.5
1,900		US Physical Therapy, Inc.	52,497	0.0
7,600		Utah Medical Products, Inc.	258,324	0.1
14,800	@	VCA Antech, Inc.	292,004	0.1
5,400	@	Viropharma, Inc.	163,188	0.1
29,000		Young Innovations, Inc.	1,133,900	0.5
42,391		Zimmer Holdings, Inc.	2,866,480	1.2
			22,336,061	9.2
		Industrials: 15.3%
5,900		AAR Corp.	96,878	0.0
64,192	@	ABB Ltd. ADR	1,200,390	0.5
4,400		Actuant Corp.	125,928	0.1
8,400	@	Aerovironment, Inc.	197,148	0.1
8,000	@	Alaska Air Group, Inc.	280,480	0.1
25,323		Altra Holdings, Inc.	460,879	0.2
13,100		American Science & Engineering, Inc.	859,491	0.4
4,300		Apogee Enterprises, Inc.	84,366	0.0
4,600		Applied Industrial Technologies, Inc.	190,578	0.1
10,600		Barnes Group, Inc.	265,106	0.1
3,600		Belden CDT, Inc.	132,768	0.1
30,855		Brady Corp.	903,434	0.4
14,500		Briggs & Stratton Corp.	270,715	0.1
6,400		Brink’s Co.	164,416	0.1
24,100		CDI Corp.	410,423	0.2
16,400		Celadon Group, Inc.	263,548	0.1
6,200		Curtiss-Wright Corp.	202,740	0.1
16,400		Dynamic Materials Corp.	246,328	0.1
9,200		EMCOR Group, Inc.	262,568	0.1
9,269		Emerson Electric Co.	447,415	0.2
11,900		Encore Wire Corp.	348,194	0.1
23,500	@, L	Erickson Air-Crane, Inc.	171,785	0.1
10,500		Freightcar America, Inc.	186,795	0.1
5,200		Gardner Denver, Inc.	314,132	0.1
22,469		General Dynamics Corp.	1,485,650	0.6
10,900		Granite Construction, Inc.	313,048	0.1
114,585		Heartland Express, Inc.	1,530,856	0.6
8,500		IDEX Corp.	355,045	0.1
6,700	@	II-VI, Inc.	127,434	0.1
68,493		ITT Corp.	1,380,134	0.6
31,828	@	Japan Airlines Co. Ltd.	1,488,624	0.6
35,800	@	JetBlue Airways Corp.	171,482	0.1
9,900		Kaman Corp.	355,014	0.1
67,016		Kaydon Corp.	1,497,137	0.6
13,900		Kennametal, Inc.	515,412	0.2
10,500	@	Kforce, Inc.	123,795	0.0
8,718		L-3 Communications Holdings, Inc.	625,168	0.3
4,000		Lincoln Electric Holdings, Inc.	156,200	0.1
11,577		LSI Industries, Inc.	78,029	0.0
18,800		Marten Transport Ltd.	330,316	0.1
44,500	@	Metalico, Inc.	113,920	0.0
5,100	@	Moog, Inc.	193,137	0.1
3,100		Mueller Industries, Inc.	140,957	0.1
1,700		National Presto Industries, Inc.	123,896	0.0
16,670		Northrop Grumman Corp.	1,107,388	0.5
8,300	@	Orbital Sciences Corp.	120,848	0.0
22,377	@	Oshkosh Truck Corp.	613,801	0.3
25,625	@	Pike Electric Corp.	203,719	0.1
6,500		Quanex Building Products Corp.	122,460	0.0
181,937		Republic Services, Inc.	5,005,087	2.1
4,767		Rockwell Automation, Inc.	331,545	0.1
25,369		Rockwell Collins, Inc.	1,360,793	0.6
65,126		Koninklijke Philips Electronics NV	1,520,526	0.6
161,911		Southwest Airlines Co.	1,419,959	0.6
5,054		Stanley Black & Decker, Inc.	385,368	0.2
23,800	@	SYKES Enterprises, Inc.	319,872	0.1
2,700	@	Teledyne Technologies, Inc.	171,153	0.1
55,724		Tyco International Ltd.	3,135,032	1.3
4,800		US Ecology, Inc.	103,584	0.0
9,600	@	UTI Worldwide, Inc.	129,312	0.1
4,900	@	WageWorks, Inc.	85,505	0.0
23,272		Waste Management, Inc.	746,566	0.3
8,200		Werner Enterprises, Inc.	175,234	0.1
22,882		Woodward Governor Co.	777,530	0.3
			37,027,041	15.3
		Information Technology: 8.3%
16,515		Analog Devices, Inc.	647,223	0.3
241,845		Applied Materials, Inc.	2,700,199	1.1
17,500		Bel Fuse, Inc.	326,900	0.1
5,600	@	Coherent, Inc.	256,816	0.1
25,200	@	Compuware Corp.	249,732	0.1
22,000		Convergys Corp.	344,740	0.1
35,300		Cypress Semiconductor Corp.	378,416	0.2
16,100	@	Diodes, Inc.	273,861	0.1
17,100		DST Systems, Inc.	967,176	0.4
9,500		Electro Scientific Industries, Inc.	116,090	0.0
14,300	@, L	Finisar Corp.	204,490	0.1
8,400	@, L	First Solar, Inc.	186,018	0.1
19,600		Flir Systems, Inc.	391,510	0.2
22,412	@	Formfactor, Inc.	125,283	0.1
6,700		Global Payments, Inc.	280,261	0.1
20,200	@	Ingram Micro, Inc.	307,646	0.1
37,172		Intersil Corp.	325,255	0.1
6,200	@, L	IPG Photonics Corp.	355,260	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
2,800	@	JDA Software Group, Inc.	$88,984	0.0
10,015		KLA-Tencor Corp.	477,766	0.2
9,000		Littelfuse, Inc.	508,860	0.2
26,393	@	M/A-COM Technology Solutions Holdings, Inc.	335,191	0.1
118,275	@	Marvell Technology Group Ltd.	1,082,216	0.4
7,700	@	Mentor Graphics Corp.	119,196	0.0
22,200		Methode Electronics, Inc.	215,562	0.1
28,082		Molex, Inc.	609,941	0.3
35,900	@	Nanometrics, Inc.	495,779	0.2
3,400	@	Netgear, Inc.	129,676	0.1
8,800	@	NeuStar, Inc.	352,264	0.1
5,200	@	Oplink Communications, Inc.	86,008	0.0
8,300	@	Parametric Technology Corp.	180,940	0.1
15,668		Park Electrochemical Corp.	389,037	0.2
23,500	@	Photronics, Inc.	126,195	0.1
3,213	@	Plexus Corp.	97,322	0.0
17,500	@	Polycom, Inc.	172,725	0.1
92,833	@	RF Micro Devices, Inc.	366,690	0.2
18,238	@	Sandisk Corp.	792,076	0.3
4,800	@	Semtech Corp.	120,720	0.1
39,100	@	Spansion, Inc.	466,072	0.2
34,381	@	TE Connectivity Ltd.	1,169,298	0.5
116,026	@	Teradyne, Inc.	1,649,890	0.7
39,000	@	Websense, Inc.	610,350	0.3
24,662		Western Digital Corp.	955,159	0.4
			20,034,793	8.3
		Materials: 4.7%
4,400		A Schulman, Inc.	104,808	0.1
62,449		Bemis Co., Inc.	1,965,270	0.8
4,600		Buckeye Technologies, Inc.	147,476	0.1
4,300		Carpenter Technology Corp.	224,976	0.1
8,713	@	Century Aluminum Co.	62,298	0.0
11,400	@	Clearwater Paper Corp.	470,934	0.2
5,400	@	Coeur d’Alene Mines Corp.	155,682	0.1
241		Compass Minerals International, Inc.	17,976	0.0
2,100		Georgia Gulf Corp.	76,062	0.0
10,400		Globe Specialty Metals, Inc.	158,288	0.1
66,700	@	Graphic Packaging Holding Co.	387,527	0.2
6,500		Hawkins, Inc.	270,075	0.1
2,808		HB Fuller Co.	86,149	0.0
28,000		Hecla Mining Co.	183,400	0.1
5,600		Innophos Holdings, Inc.	271,544	0.1
15,000	@	Intrepid Potash, Inc.	322,200	0.1
2,700		Kaiser Aluminum Corp.	157,653	0.1
14,100	@	KapStone Paper and Packaging Corp.	315,699	0.1
4,000	@	Kraton Performance Polymers, Inc.	104,400	0.0
12,015		Minerals Technologies, Inc.	852,224	0.4
27,624		Newmont Mining Corp.	1,547,220	0.6
19,913		Nucor Corp.	761,871	0.3
3,900		Olin Corp.	84,747	0.0
5,900	@	OM Group, Inc.	109,386	0.1
10,100		Schnitzer Steel Industries, Inc.	284,315	0.1
3,300		Sensient Technologies Corp.	121,308	0.1
4,031		Silgan Holdings, Inc.	175,389	0.1
18,929		Sonoco Products Co.	586,610	0.2
3,000		Texas Industries, Inc.	121,950	0.1
22,475	@, L	Thompson Creek Metals Co., Inc.	64,054	0.0
40,320		Titanium Metals Corp.	517,306	0.2
12,200		Tredegar Corp.	216,428	0.1
5,200	@	WR Grace & Co.	307,216	0.1
			11,232,441	4.7
		Telecommunication Services: 1.9%
32,144		CenturyTel, Inc.	1,298,617	0.5
44,216		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,790,049	0.8
58,495	@	TW Telecom, Inc.	1,524,965	0.6
			4,613,631	1.9
		Utilities: 9.0%
54,877		AGL Resources, Inc.	2,245,018	0.9
9,500		Artesian Resources Corp.	220,685	0.1
12,600		Avista Corp.	324,324	0.1
5,900		Black Hills Corp.	209,863	0.1
11,500		El Paso Electric Co.	393,875	0.2
77,304		Empire District Electric Co.	1,665,901	0.7
138,185		Great Plains Energy, Inc.	3,075,998	1.3
28,717		Idacorp, Inc.	1,242,585	0.5
4,800		Laclede Group, Inc.	206,400	0.1
25,064		Northeast Utilities	958,197	0.4
3,500		NorthWestern Corp.	126,805	0.1
67,303		NV Energy, Inc.	1,212,127	0.5
55,837		Pacific Gas & Electric Co.	2,382,565	1.0
10,300		PNM Resources, Inc.	216,609	0.1
54,133		Portland General Electric Co.	1,463,756	0.6
4,000		South Jersey Industries, Inc.	211,720	0.1
8,100		Southwest Gas Corp.	358,020	0.1
3,388		Unitil Corp.	92,221	0.0
6,400		UNS Energy Corp.	267,904	0.1
77,643		Westar Energy, Inc.	2,302,892	0.9
14,885		Wisconsin Energy Corp.	560,718	0.2

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: (continued)
74,423		Xcel Energy, Inc.	$2,062,261	0.9
			21,800,444	9.0
		Total Common Stock
		(Cost $218,471,830)	231,373,156	95.7
EXCHANGE-TRADED FUNDS: 1.2%
9,300		iShares Russell 2000 Value Index Fund	687,642	0.3
9,400		iShares Russell 2000 Index Fund	784,524	0.3
31,977		iShares Russell Midcap Value Index Fund	1,557,919	0.6
		Total Exchange-Traded Funds
		(Cost $3,013,846)	3,030,085	1.2
PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.2%
9,800	@	Beazer Homes USA, Inc.	295,078	0.1
1,800	@, P	Callaway Golf Co.	181,913	0.1
128	#, @	LodgeNet Interactive Corp.	30,960	0.0
			507,951	0.2
		Consumer Staples: 0.1%
235	@, P	Universal Corp.	273,393	0.1
		Financials: 0.7%
20,400	@	Aspen Insurance Holdings Ltd.	1,184,220	0.5
6,200	@, P	DuPont Fabros Technology, Inc.	166,594	0.1
4,236	@, P	Inland Real Estate Corp.	112,127	0.1
3,900	@, P	PS Business Parks, Inc.	104,598	0.0
			1,567,539	0.7
		Total Preferred Stock
		(Cost $2,176,346)	2,348,883	1.0
		Total Long-Term Investments
		(Cost $223,662,022)	236,752,124	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateral(cc)(1): 0.9%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $1,000,048, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,020,000, due 09/01/18-08/01/48)	$1,000,000	0.4
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.4
150,163	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $150,166, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $153,166, due 07/01/41-09/01/42)	150,163	0.1
		2,150,163	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
5,979,450	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $5,979,450)	$5,979,450	2.5
	Total Short-Term Investments
	(Cost $8,129,613)	8,129,613	3.4
	Total Investments in Securities (Cost $231,791,635)	$244,881,737	101.3
	Liabilities in Excess of Other Assets	(3,077,682)	(1.3)
	Net Assets	$241,804,055	100.0

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $236,610,444.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$18,739,741
	Gross Unrealized Depreciation	(10,468,448)
	Net Unrealized Appreciation	$8,271,293

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$17,979,867	$—	$—	$17,979,867
Consumer Staples	14,402,542	—	—	14,402,542
Energy	17,185,049	—	—	17,185,049
Financials	64,761,287	—	—	64,761,287
Health Care	22,156,133	—	179,928	22,336,061
Industrials	35,506,515	1,520,526	—	37,027,041
Information Technology	20,034,793	—	—	20,034,793
Materials	11,232,441	—	—	11,232,441
Telecommunication Services	4,613,631	—	—	4,613,631
Utilities	21,800,444	—	—	21,800,444
Total Common Stock	229,672,702	1,520,526	179,928	231,373,156
Exchange-Traded Funds	3,030,085	—	—	3,030,085
Preferred Stock	511,803	1,837,080	—	2,348,883
Short-Term Investments	5,979,450	2,150,163	—	8,129,613
Total Investments, at fair value	$239,194,040	$5,507,769	$179,928	$244,881,737
Other Financial Instruments+
Forward Foreign Currency Contracts	—	32,160	—	32,160
Total Assets	$239,194,040	$5,539,929	$179,928	$244,913,897
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(492)	$—	$(492)
Total Liabilities	$—	$(492)	$—	$(492)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	Swiss Franc	24,341	Buy	10/31/12	$25,955	$25,898	$(57)
Credit Suisse First Boston	Japanese Yen	8,792,485	Buy	10/31/12	113,130	112,695	(435)
							$(492)

Credit Suisse First Boston	Japanese Yen	3,922,801	Sell	10/31/12	$50,524	$50,280	$244
Credit Suisse First Boston	Swiss Franc	992,376	Sell	10/31/12	1,062,058	1,055,806	6,252
Credit Suisse First Boston	Japanese Yen	100,640,136	Sell	10/31/12	1,294,024	1,289,935	4,089
UBS Warburg LLC	Canadian Dollar	4,036,070	Sell	10/31/12	4,115,374	4,102,683	12,691
UBS Warburg LLC	EU Euro	1,045,142	Sell	10/31/12	1,352,372	1,343,488	8,884
							$32,160

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Consumer Discretionary: 24.6%
475,000		Ameristar Casinos, Inc.	$8,455,000	1.1
25,000	@	Blue Nile, Inc.	927,250	0.1
590,000		Choice Hotels International, Inc.	18,874,100	2.4
200,000		Cia Hering	4,470,095	0.6
320,000		DeVry, Inc.	7,283,200	0.9
570,000		Dick’s Sporting Goods, Inc.	29,554,500	3.8
190,889		Interval Leisure Group, Inc.	3,613,529	0.5
1,130,000	@	LKQ Corp.	20,905,000	2.7
139,500	@	Lumber Liquidators	7,069,860	0.9
165,000		Morningstar, Inc.	10,335,600	1.3
70,000	@	Panera Bread Co.	11,962,300	1.5
400,380	@	Penn National Gaming, Inc.	17,256,378	2.2
42,079		Strayer Education, Inc.	2,707,783	0.4
370,000	@	Under Armour, Inc.	20,657,100	2.7
475,000		Vail Resorts, Inc.	27,383,750	3.5
			191,455,445	24.6
		Consumer Staples: 4.9%
18,010	@	Boston Beer Co., Inc.	2,016,580	0.3
203,500		Church & Dwight Co., Inc.	10,986,965	1.4
65,000	@	Dole Food Co., Inc.	911,950	0.1
185,000	@	TreeHouse Foods, Inc.	9,712,500	1.2
254,927	@	United Natural Foods, Inc.	14,900,483	1.9
			38,528,478	4.9
		Energy: 6.9%
90,000		CARBO Ceramics, Inc.	5,662,800	0.7
254,000	@	Ceres, Inc.	1,442,720	0.2
97,000	@	Core Laboratories NV	11,783,560	1.5
100,000	@	Denbury Resources, Inc.	1,616,000	0.2
140,000		Helmerich & Payne, Inc.	6,665,400	0.8
100,000	@	SEACOR Holdings, Inc.	8,336,000	1.1
60,000		SM Energy Co.	3,246,600	0.4
188,572	@	Susser Petroleum Partners L.P.	4,523,842	0.6
212,944		Targa Resources Corp.	10,719,601	1.4
			53,996,523	6.9
		Financials: 13.6%
21,500		Alexander’s, Inc.	9,191,035	1.2
100,000		Alexandria Real Estate Equities, Inc.	7,352,000	0.9
115,000		American Assets Trust, Inc.	3,080,850	0.4
85,000		American Campus Communities, Inc.	3,729,800	0.5
195,000	@	Arch Capital Group Ltd.	8,127,600	1.0
216,448		Carlyle Group L.P./The	5,679,596	0.7
359,544		Cohen & Steers, Inc.	10,649,693	1.4
490,500		Douglas Emmett, Inc.	11,315,835	1.4
160,000		Eaton Vance Corp.	4,633,600	0.6
125,000	@	Financial Engines, Inc.	2,978,750	0.4
90,934		Jefferies Group, Inc.	1,244,886	0.1
135,000		LaSalle Hotel Properties	3,603,150	0.5
238,978		Manning & Napier, Inc.	2,913,142	0.4
450,000	@	MSCI, Inc. - Class A	16,105,500	2.1
160,000		Oaktree Capital Group LLC	6,560,000	0.8
320,000		Primerica, Inc.	9,164,800	1.2
			106,330,237	13.6
		Health Care: 8.9%
15,000	@	Athenahealth, Inc.	1,376,550	0.2
70,000	@	Brookdale Senior Living, Inc.	1,625,400	0.2
323,000	@	CFR Pharmaceuticals SA - ADR	7,623,220	1.0
490,000	@	Community Health Systems, Inc.	14,278,600	1.8
100,000	@	Edwards Lifesciences Corp.	10,737,000	1.4
122,200	@	Idexx Laboratories, Inc.	12,140,570	1.6
75,000	@	Mettler Toledo International, Inc.	12,805,500	1.6
20,000	@	Neogen Corp.	854,000	0.1
105,000		Techne Corp.	7,553,700	1.0
			68,994,540	8.9
		Industrials: 15.5%
380,000	@	Air Lease Corp.	7,752,000	1.0
316,225	@	Colfax Corp.	11,595,971	1.5
534,000	@	Copart, Inc.	14,807,820	1.9
157,000	@	CoStar Group, Inc.	12,801,780	1.6
497,967		Generac Holdings, Inc.	11,398,465	1.5
350,000	@	Genesee & Wyoming, Inc.	23,401,000	3.0
60,000		Landstar System, Inc.	2,836,800	0.4
106,000	@	Middleby Corp.	12,257,840	1.6
250,000	@	Mistras Group, Inc.	5,800,000	0.7
105,000		MSC Industrial Direct Co.	7,083,300	0.9
50,732	@	Rexnord Corp.	924,337	0.1
135,500	@	Tetra Tech, Inc.	3,558,230	0.5
50,000		Valmont Industries, Inc.	6,575,000	0.8
			120,792,543	15.5
		Information Technology: 18.3%
250,450	@	Advent Software, Inc.	6,153,556	0.8
250,000	@	Ansys, Inc.	18,350,000	2.4
802,040		Booz Allen Hamilton Holding Corp.	11,108,254	1.4
117,000	@	Concur Technologies, Inc.	8,626,410	1.1
211,000	@	Cymer, Inc.	10,773,660	1.4
50,000	@	Equinix, Inc.	10,302,500	1.3
85,000		Factset Research Systems, Inc.	8,195,700	1.1
405,300	@	Gartner, Inc.	18,680,277	2.4
140,874	@	Guidewire Software, Inc.	4,374,138	0.6
45,798	@	LivePerson, Inc.	829,402	0.1
200,000		MAXIMUS, Inc.	11,944,000	1.5

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
260,000		Pegasystems, Inc.	$7,550,400	1.0
250,000	@	RealPage, Inc.	5,650,000	0.7
385,000	@	SS&C Technologies Holdings, Inc.	9,705,850	1.2
497,500		Totvs S.A.	10,304,612	1.3
			142,548,759	18.3
		Materials: 0.3%
71,824	@	Caesar Stone Sdot Yam Ltd.	1,012,718	0.1
50,000	@	Intrepid Potash, Inc.	1,074,000	0.2
			2,086,718	0.3
		Telecommunication Services: 0.8%
100,000	@	SBA Communications Corp.	6,290,000	0.8
		Utilities: 1.5%
160,000		ITC Holdings Corp.	12,092,800	1.5
		Total Common Stock
		(Cost $459,958,294)	743,116,043	95.3
SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
40,217,286		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $40,217,286)	40,217,286	5.2
		Total Short-Term Investments
		(Cost $40,217,286)	40,217,286	5.2
		Total Investments in Securities (Cost $500,175,580)	$783,333,329	100.5
		Liabilities in Excess of Other Assets	(4,234,558)	(0.5)
		Net Assets	$779,098,771	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $499,795,782.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$296,268,503
		Gross Unrealized Depreciation	(12,730,956)
		Net Unrealized Appreciation	$283,537,547

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$743,116,043	$—	$—	$743,116,043
Short-Term Investments	40,217,286	—	—	40,217,286
Total Investments, at fair value	$783,333,329	$—	$—	$783,333,329

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Consumer Discretionary: 7.5%
65,900		Dana Holding Corp.	$810,570	0.5
34,000		Finish Line	773,160	0.5
15,500	@	Genesco, Inc.	1,034,315	0.7
55,730	@	Helen of Troy Ltd.	1,773,886	1.1
69,000		KB Home	990,150	0.6
115,000		OfficeMax, Inc.	898,150	0.6
63,000		Pier 1 Imports, Inc.	1,180,620	0.7
76,000		Sonic Automotive, Inc.	1,442,480	0.9
90,000	@	Sonic Corp.	924,300	0.6
29,600	@	Tenneco, Inc.	828,800	0.5
100,000	@	Tower International, Inc.	771,000	0.5
74,309	@	Zale Corp.	512,732	0.3
			11,940,163	7.5
		Consumer Staples: 2.4%
56,000	@	Dole Food Co., Inc.	785,680	0.5
35,000		Harris Teeter Supermarkets, Inc.	1,359,400	0.9
28,500		Nu Skin Enterprises, Inc.	1,106,655	0.7
11,000		Sanderson Farms, Inc.	488,070	0.3
			3,739,805	2.4
		Energy: 5.8%
95,000		Arch Coal, Inc.	601,350	0.4
55,000	@	Bill Barrett Corp.	1,362,350	0.9
48,500	@	Gulfport Energy Corp.	1,516,110	1.0
244,800	@	Hercules Offshore, Inc.	1,194,624	0.7
43,000	@	Hornbeck Offshore Services, Inc.	1,575,950	1.0
118,000	@	Midstates Petroleum Co., Inc.	1,020,700	0.6
73,900	@	Renewable Energy Group, Inc.	491,435	0.3
68,000	@	Swift Energy Co.	1,419,840	0.9
			9,182,359	5.8
		Financials: 34.7%
60,000		Alterra Capital Holdings Ltd.	1,436,400	0.9
71,000		American Assets Trust, Inc.	1,902,090	1.2
100,000		American Equity Investment Life Holding Co.	1,163,000	0.7
64,000	@	Amerisafe, Inc.	1,736,960	1.1
60,940		Amtrust Financial Services, Inc.	1,561,283	1.0
88,372		Apollo Investment Corp.	695,488	0.4
33,000		Argo Group International Holdings Ltd.	1,068,870	0.7
82,000		BioMed Realty Trust, Inc.	1,535,040	1.0
101,000		Brandywine Realty Trust	1,231,190	0.8
61,000		Capstead Mortgage Corp.	822,890	0.5
47,000		CBL & Associates Properties, Inc.	1,002,980	0.6
42,000	@	Citizens Republic Bancorp, Inc.	812,700	0.5
167,000		CNO Financial Group, Inc.	1,611,550	1.0
63,000		Community Bank System, Inc.	1,775,970	1.1
160,000		CubeSmart	2,059,200	1.3
100,000		EverBank Financial Corp.	1,377,000	0.9
125,000	@	First Industrial Realty Trust, Inc.	1,642,500	1.0
54,500		Flushing Financial Corp.	861,100	0.5
140,000		FNB Corp.	1,569,400	1.0
27,000		Highwoods Properties, Inc.	880,740	0.6
26,000		IBERIABANK Corp.	1,190,800	0.8
59,500		Independent Bank Corp.	1,790,355	1.1
37,500		Kilroy Realty Corp.	1,679,250	1.1
49,200		LaSalle Hotel Properties	1,313,148	0.8
61,912		Medley Capital Corp.	871,102	0.6
95,000		MFA Mortgage Investments, Inc.	807,500	0.5
100,000	@	National Financial Partners Corp.	1,690,000	1.1
116,000		Northwest Bancshares, Inc.	1,418,680	0.9
43,000		Omega Healthcare Investors, Inc.	977,390	0.6
81,343		Oritani Financial Corp.	1,224,212	0.8
30,000		Platinum Underwriters Holdings Ltd.	1,226,100	0.8
39,000		Prosperity Bancshares, Inc.	1,662,180	1.0
57,800		Renasant Corp.	1,133,169	0.7
62,893		Sandy Spring Bancorp, Inc.	1,210,690	0.8
175,187		Sterling Bancorp.	1,737,855	1.1
136,233		Susquehanna Bancshares, Inc.	1,424,997	0.9
16,000	@	SVB Financial Group	967,360	0.6
126,000		Symetra Financial Corp.	1,549,800	1.0
32,000	@	Texas Capital Bancshares, Inc.	1,590,720	1.0
137,000		Umpqua Holdings Corp.	1,765,930	1.1
25,900		Wintrust Financial Corp.	973,063	0.6
			54,950,652	34.7
		Health Care: 8.3%
53,000		Conmed Corp.	1,510,500	1.0
8,700		Cooper Cos., Inc.	821,802	0.5
21,500	@	ICU Medical, Inc.	1,300,320	0.8
124,000	@	Kindred Healthcare, Inc.	1,411,120	0.9
28,561	@	LHC Group, Inc.	527,521	0.3
44,000	@	MedAssets, Inc.	783,200	0.5
115,000	@	Metropolitan Health Networks, Inc.	1,074,100	0.7
195,000		Stewart Enterprises, Inc.	1,637,025	1.0
80,000	@	Symmetry Medical, Inc.	791,200	0.5
69,000	@	Vanguard Health Systems, Inc.	853,530	0.5
57,000	@	VCA Antech, Inc.	1,124,610	0.7

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
24,000	@	WellCare Health Plans, Inc.	$1,357,200	0.9
			13,192,128	8.3
		Industrials: 12.9%
23,000	@	Alaska Air Group, Inc.	806,380	0.5
28,000	@	Beacon Roofing Supply, Inc.	798,000	0.5
225,000	@	Cenveo, Inc.	515,250	0.3
62,000		Deluxe Corp.	1,894,720	1.2
33,000		EMCOR Group, Inc.	941,820	0.6
56,000		Geo Group, Inc.	1,549,520	1.0
77,000		Houston Wire & Cable Co.	828,520	0.5
125,000	@	Navigant Consulting, Inc.	1,381,250	0.9
80,207	@	Pacer International, Inc.	319,224	0.2
93,000	@	Swift Transporation Co.	801,660	0.5
34,000		Textainer Group Holdings Ltd.	1,038,700	0.6
37,946	@	Titan Machinery, Inc.	769,545	0.5
91,500	@	TMS International Corp.	905,850	0.6
40,000		Trinity Industries, Inc.	1,198,800	0.8
33,000	@	United Rentals, Inc.	1,079,430	0.7
50,000		United Stationers, Inc.	1,301,000	0.8
70,000	@	US Airways Group, Inc.	732,200	0.5
72,300	@	USG Corp.	1,586,985	1.0
159,117	@	Wabash National Corp.	1,134,504	0.7
40,000		Werner Enterprises, Inc.	854,800	0.5
			20,438,158	12.9
		Information Technology: 13.7%
16,500		Anixter International, Inc.	948,090	0.6
43,000	@	Cardtronics, Inc.	1,280,540	0.8
75,000	@	Ciena Corp.	1,020,000	0.6
33,000	@	Cirrus Logic, Inc.	1,266,870	0.8
83,000	@	Envivio, Inc.	182,600	0.1
83,900		EPIQ Systems, Inc.	1,125,938	0.7
82,000	@	Fairchild Semiconductor International, Inc.	1,075,840	0.7
200,000	@	Global Cash Access, Inc.	1,610,000	1.0
105,000	@	IXYS Corp.	1,041,600	0.7
143,000	@	Kulicke & Soffa Industries, Inc.	1,487,200	0.9
46,000		Lender Processing Services, Inc.	1,282,940	0.8
91,000	@	Mentor Graphics Corp.	1,408,680	0.9
90,000		Micrel, Inc.	937,800	0.6
45,115	@	NeuStar, Inc.	1,805,953	1.1
6,579	@	Perficient, Inc.	79,409	0.1
31,000	@	Rofin-Sinar Technologies, Inc.	611,630	0.4
30,000	@	Rogers Corp.	1,270,800	0.8
135,000	@	Saba Software, Inc.	1,348,650	0.9
185,000	@	Silicon Image, Inc.	849,150	0.5
65,000	@	TTM Technologies, Inc.	612,950	0.4
70,000	@	Ultra Clean Holdings	399,700	0.3
			21,646,340	13.7
		Materials: 5.5%
160,000		Boise, Inc.	1,401,600	0.9
26,000	@	Clearwater Paper Corp.	1,074,060	0.7
38,000	@	KapStone Paper and Packaging Corp.	850,820	0.5
101,000	@	Metals USA Holdings Corp.	1,350,370	0.9
47,000		Neenah Paper, Inc.	1,346,080	0.8
48,000		Schweitzer-Mauduit International, Inc.	1,583,520	1.0
55,000		Worthington Industries	1,191,300	0.7
			8,797,750	5.5
		Utilities: 5.7%
73,000		Avista Corp.	1,879,020	1.2
309,600	@	GenOn Energy, Inc.	783,288	0.5
45,000		New Jersey Resources Corp.	2,057,400	1.3
28,500		South Jersey Industries, Inc.	1,508,505	1.0
18,200		Southwest Gas Corp.	804,440	0.5
54,500		UIL Holdings Corp.	1,954,370	1.2
			8,987,023	5.7
		Total Common Stock
		(Cost $132,065,362)	152,874,378	96.5
SHORT-TERM INVESTMENTS: 3.7%
		Mutual Funds: 3.7%
5,906,297		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,664,926)	5,906,297	3.7
		Total Short-Term Investments
		(Cost $5,664,926)	5,906,297	3.7
		Total Investments in Securities (Cost $137,730,288)	$158,780,675	100.2
		Liabilities in Excess of Other Assets	(312,854)	(0.2)
		Net Assets	$158,467,821	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $137,730,288.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$29,062,078
		Gross Unrealized Depreciation	(8,011,691)
		Net Unrealized Appreciation	$21,050,387

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$152,874,378	$—	$—	$152,874,378
Short-Term Investments	5,906,297	—	—	5,906,297
Total Investments, at fair value	$158,780,675	$—	$—	$158,780,675

*                           For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 9.9%
247,677	@	Bed Bath & Beyond, Inc.	$15,603,651	3.7
121,699	@	Carmax, Inc.	3,444,082	0.8
11,900		Cie Financiere Richemont SA	714,514	0.2
12,015		Expedia, Inc.	694,948	0.2
150,750	@	Groupon, Inc.	717,570	0.2
26,120		Grupo Televisa SAB ADR	614,081	0.1
35,530		Harley-Davidson, Inc.	1,505,406	0.4
16,400		Hunter Douglas NV	619,826	0.1
117,500	@	Liberty Media Corp. - Interactive	2,173,750	0.5
5,875	@	Liberty Ventures	291,635	0.1
42,860	@	NetFlix, Inc.	2,333,298	0.5
22,180		Tiffany & Co.	1,372,498	0.3
226,580		Walt Disney Co.	11,845,603	2.8
			41,930,862	9.9
		Consumer Staples: 15.1%
164,370		Coca-Cola Co.	6,234,554	1.5
146,665		Costco Wholesale Corp.	14,684,833	3.5
557,227		CVS Caremark Corp.	26,980,931	6.4
53,900		Diageo PLC ADR	6,076,147	1.4
63,800		Heineken Holding NV	3,099,354	0.7
27,700		Natura Cosmeticos S.A.	750,144	0.2
12,810		Nestle S.A.	808,278	0.2
35,542		Philip Morris International, Inc.	3,196,648	0.8
44,470		Sysco Corp.	1,390,577	0.3
8,900		Walgreen Co.	324,316	0.1
			63,545,782	15.1
		Energy: 9.4%
400,260		Canadian Natural Resources Ltd.	12,324,005	2.9
161,000		China Coal Energy Co. - Class H	146,032	0.0
91,850		Devon Energy Corp.	5,556,925	1.3
33,500		EOG Resources, Inc.	3,753,675	0.9
146,500		Occidental Petroleum Corp.	12,607,790	3.0
42,500	@	OGX Petroleo e Gas Participacoes S.A.	129,769	0.1
38,790		Schlumberger Ltd.	2,805,681	0.7
49,476		Transocean Ltd.	2,220,978	0.5
			39,544,855	9.4
		Financials: 35.0%
49,960		ACE Ltd.	3,776,976	0.9
18,995	@	Alleghany Corp.	6,552,135	1.6
431,620		American Express Co.	24,541,913	5.8
22,150		Ameriprise Financial, Inc.	1,255,684	0.3
934,390		Bank of New York Mellon Corp.	21,135,902	5.0
120	@	Berkshire Hathaway, Inc. - Class A	15,924,000	3.8
82,148		Brookfield Asset Management, Inc. - Class A	2,834,928	0.7
203,680		Charles Schwab Corp.	2,605,067	0.6
15,950		CME Group, Inc.	913,935	0.2
19,595		Everest Re Group Ltd.	2,095,881	0.5
2,340		Fairfax Financial Holdings Ltd.	903,843	0.2
6,480		Fairfax Financial Holdings Ltd.	2,506,658	0.6
18,370		Goldman Sachs Group, Inc.	2,088,302	0.5
650,800		Hang Lung Group Ltd.	4,109,794	1.0
79,950		JPMorgan Chase & Co.	3,236,376	0.8
162,500	@	Julius Baer Group Ltd.	5,668,164	1.3
306,299		Loews Corp.	12,637,897	3.0
1,525	@	Markel Corp.	699,197	0.2
533,380		Progressive Corp.	11,062,301	2.6
663,367		Wells Fargo & Co.	22,906,063	5.4
			147,455,016	35.0
		Health Care: 3.8%
32,528		Agilent Technologies, Inc.	1,250,702	0.3
234,520	@	Express Scripts Holding Co.	14,697,368	3.5
			15,948,070	3.8
		Industrials: 4.8%
1,667,372		China Merchants Holdings International Co., Ltd.	5,110,031	1.2
176,100		China Shipping Development Co., Ltd.	72,764	0.0
32,790		Emerson Electric Co.	1,582,773	0.4
141,750		Iron Mountain, Inc.	4,835,092	1.1
42,657		Kuehne & Nagel International AG	4,827,221	1.2
97,070		Paccar, Inc.	3,885,227	0.9
			20,313,108	4.8
		Information Technology: 9.7%
234,552		Activision Blizzard, Inc.	2,645,747	0.6
26,179	@	Google, Inc. - Class A	19,752,055	4.7
93,030		Hewlett-Packard Co.	1,587,092	0.4
65,300		Intel Corp.	1,481,004	0.4
148,070		Microsoft Corp.	4,409,525	1.0
134,900		Oracle Corp.	4,248,001	1.0
149,210		Texas Instruments, Inc.	4,110,735	1.0
19,900		Visa, Inc.	2,672,172	0.6
			40,906,331	9.7
		Materials: 8.2%
71,890		Air Products & Chemicals, Inc.	5,945,303	1.4
78,900		BHP Billiton PLC	2,463,901	0.6
61,680		Ecolab, Inc.	3,997,481	1.0
15,860		Martin Marietta Materials, Inc.	1,314,318	0.3
131,440		Monsanto Co.	11,963,669	2.8
78,755		Potash Corp. of Saskatchewan	3,419,542	0.8
29,400		Praxair, Inc.	3,054,072	0.7
50,832		Rio Tinto PLC	2,376,872	0.5
13,894		Sealed Air Corp.	214,801	0.1

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
8,100	#, @, X	Sino-Forest Corp.	$—	—
315,280	@, X	Sino-Forest Corp.	—	—
			34,749,959	8.2
		Telecommunication Services: 0.3%
45,530		America Movil SAB de CV ADR	1,158,283	0.3
		Total Common Stock
		(Cost $343,652,857)	405,552,266	96.2
RIGHTS: 0.0%
		Information Technology: 0.0%
1,959	@	Liberty Ventures	26,525	0.0
		Total Rights
		(Cost $—)	26,525	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Materials: 0.0%
649,000	#, ±	Sino-Forest Corp., 5.000%, 08/01/13	$95,727	0.0
		Total Corporate Bonds/Notes
		(Cost $649,000)	95,727	0.0
		Total Long-Term Investments
		(Cost $344,301,857)	405,674,518	96.2
SHORT-TERM INVESTMENTS: 3.7%
		Commercial Paper: 3.7%
15,280,000		Societe Generale, 0.180%, 10/01/12
		(Cost $15,280,000)	15,279,924	3.7
		Total Short-Term Investments
		(Cost $15,280,000)	15,279,924	3.7
		Total Investments in Securities (Cost $359,581,857)	$420,954,442	99.9
		Assets in Excess of Other Liabilities	578,964	0.1
		Net Assets	$421,533,406	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Cost for federal income tax purposes is $362,102,774.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$82,293,528
		Gross Unrealized Depreciation	(23,441,860)
		Net Unrealized Appreciation	$58,851,668

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$40,596,522	$1,334,340	$—	$41,930,862
Consumer Staples	59,638,150	3,907,632	—	63,545,782
Energy	39,398,823	146,032	—	39,544,855
Financials	137,677,058	9,777,958	—	147,455,016
Health Care	15,948,070	—	—	15,948,070
Industrials	10,303,092	10,010,016	—	20,313,108
Information Technology	40,906,331	—	—	40,906,331
Materials	29,909,186	4,840,773	—	34,749,959
Telecommunication Services	1,158,283	—	—	1,158,283
Total Common Stock	375,535,515	30,016,751	—	405,552,266
Rights	26,525	—	—	26,525
Corporate Bonds/Notes	—	95,727	—	95,727
Short-Term Investments	—	15,279,924	—	15,279,924
Total Investments, at fair value	$375,562,040	$45,392,402	$—	$420,954,442

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
12,884,636	@	Fidelity VIP Contrafund Portfolio	$339,252,465	100.0
		Total Investments in Master Fund
		(Cost $280,070,940)	$339,252,465	100.0
		Assets in Excess of Other Liabilities	15,276	—
		Net Assets	$339,267,741	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $334,838,949.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$4,413,516
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$4,413,516

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$—	$339,252,465	$—	$339,252,465
Total Investments, at fair value	$—	$339,252,465	$—	$339,252,465

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
840,216	@	Fidelity VIP Equity-Income Portfolio	$17,518,505	100.0
		Total Investments in Master Fund
		(Cost $13,867,821)	$17,518,505	100.0
		Liabilities in Excess of Other Assets	(649)	—
		Net Assets	$17,517,856	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $13,867,821.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,650,684
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$3,650,684

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$17,518,505	$—	$—	$17,518,505
Total Investments, at fair value	$17,518,505	$—	$—	$17,518,505

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
1,455,287	@	Fidelity VIP Mid Cap Portfolio	$46,627,410	100.0
		Total Investments in Master Fund
		(Cost $37,788,616)	$46,627,410	100.0
		Liabilities in Excess of Other Assets	(3,898)	—
		Net Assets	$46,623,512	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $45,309,261.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,318,149
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$1,318,149

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$—	$46,627,410	$—	$46,627,410
Total Investments, at fair value	$—	$46,627,410	$—	$46,627,410

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.8%
			Australia: 0.1%
435,000		#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	$406,725	0.1
135,000		#, L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	135,000	0.0
				541,725	0.1
			Canada: 0.0%
84,938		#, &	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	81,116	0.0
			Cayman Islands: 0.3%
470,000		#, L	Sable International Finance Ltd., 8.750%, 02/01/20	526,400	0.1
585,000			Seagate HDD Cayman, 6.875%, 05/01/20	626,681	0.2
				1,153,081	0.3
			Italy: 0.1%
544,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	562,360	0.1
			Mexico: 2.2%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	694,575	0.2
MXN	1,007,437		Banco Invex S.A., 6.450%, 03/13/34	90,445	0.0
MXN	347,999		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	45,256	0.0
MXN	100,000,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	8,495,348	2.0
				9,325,624	2.2
			Netherlands: 0.4%
200,000		#	Carlson Wagonlit BV, 6.875%, 06/15/19	211,000	0.1
840,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	941,533	0.2
495,000		#	UPCB Finance VI Ltd., 6.875%, 01/15/22	527,175	0.1
				1,679,708	0.4
			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	144,530	0.0
			United Kingdom: 0.7%
520,000		#	Barclays Bank PLC, 6.050%, 12/04/17	562,176	0.1
846,000			GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	880,739	0.2
200,000		#	Ineos Finance PLC, 8.375%, 02/15/19	211,250	0.1
6,845		&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	7,281	0.0
260,000			Intelsat Jackson Holdings SA, 7.250%, 10/15/20	281,125	0.1
275,000			Intelsat Jackson Holdings SA, 7.500%, 04/01/21	299,063	0.1
463,000		#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	488,572	0.1
				2,730,206	0.7
			United States: 15.0%
48,000			ABI Escrow Corp., 10.250%, 10/15/18	54,840	0.0
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
225,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
270,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
260,000		±, X	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
705,000			AES Corp./The, 7.375%, 07/01/21	807,225	0.2
400,000		L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	335,000	0.1
1,278,000			American Express Credit Corp., 5.125%, 08/25/14	1,383,196	0.3
973,000			Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	986,250	0.2
2,203,000			AT&T, Inc., 2.500%, 08/15/15	2,316,432	0.6
618,000			Bank of America Corp., 5.700%, 01/24/22	727,385	0.2
905,000			Bank of America Corp., 5.625%, 07/01/20	1,033,825	0.2
382,000			Bankrate, Inc./Old, 11.750%, 07/15/15	429,750	0.1
185,000		L	BE Aerospace, Inc., 6.875%, 10/01/20	206,275	0.1
370,000		±, X	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—
875,000		±, X	Bowater, Inc. Escrow, 6.500%, 01/15/11	—	—
600,000			Case New Holland, Inc., 7.875%, 12/01/17	706,500	0.2
867		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	888	0.0
140,000			CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	141,400	0.0
150,000			Celanese US Holdings LLC, 5.875%, 06/15/21	168,187	0.0
1,129,000			Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,201,370	0.3
200,000		L	Chesapeake Energy Corp., 6.625%, 08/15/20	207,250	0.1
180,000		#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	173,700	0.0
825,000			Citigroup, Inc., 6.010%, 01/15/15	904,624	0.2
2,017,000			Comcast Corp., 5.700%, 05/15/18	2,456,827	0.6

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States: (continued)
627,000		CVS Caremark Corp., 6.125%, 09/15/39	$821,463	0.2
1,233,000		Devon Energy Corp., 5.600%, 07/15/41	1,470,311	0.4
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	475,059	0.1
887,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	1,070,190	0.3
768,000		eBay, Inc., 2.600%, 07/15/22	775,195	0.2
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,381,125	0.3
1,365,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	1,450,502	0.3
835,000		Ferro Corp., 7.875%, 08/15/18	809,950	0.2
205,000		Fidelity National Information Services, Inc., 5.000%, 03/15/22	212,687	0.1
959,000		First Horizon National Corp., 5.375%, 12/15/15	1,049,969	0.3
1,186,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	1,275,698	0.3
2,079,000		General Electric Capital Corp., 2.250%, 11/09/15	2,154,694	0.5
930,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	1,027,312	0.2
715,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	795,437	0.2
725,000	X	Greektown LLC Escrow	—	—
710,000		HCA, Inc., 6.375%, 01/15/15	768,575	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	832,500	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,054,755	0.3
572,000		HSBC USA, Inc., 5.000%, 09/27/20	612,414	0.1
240,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	258,000	0.1
670,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	796,171	0.2
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,455,085	0.4
375,000		International Lease Finance Corp., 5.875%, 05/01/13	385,313	0.1
810,000	X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	X	Jefferson Smurfit Escrow, 06/01/13	—	—
1,087,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	1,251,253	0.3
1,760,000		Kellogg Co., 4.000%, 12/15/20	1,976,931	0.5
84	#	Kern River Funding Corp., 4.893%, 04/30/18	92	0.0
821,000		Kraft Foods, Inc., 6.500%, 08/11/17	1,010,704	0.2
575,000		Lamar Media Corp., 5.875%, 02/01/22	615,250	0.1
575,000	L	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	619,563	0.1
681,000		Morgan Stanley, 4.100%, 01/26/15	705,594	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	255,600	0.1
140,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	157,850	0.0
765,000		News America, Inc., 4.500%, 02/15/21	865,099	0.2
1,422,000		Oracle Corp., 5.375%, 07/15/40	1,823,556	0.4
1,075,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,429,695	0.3
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	793,650	0.2
1,272,000		Protective Life Corp., 8.450%, 10/15/39	1,648,415	0.4
97,493	&	Radio One, Inc., 12.500%, 05/24/16	84,575	0.0
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	286,875	0.1
490,000	L	Select Medical Corp., 7.625%, 02/01/15	497,350	0.1
430,000		SLM Corp., 8.000%, 03/25/20	498,800	0.1
195,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	220,350	0.1
475,000	X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
1,342,000		St. Jude Medical, Inc., 2.500%, 01/15/16	1,401,790	0.3
1,510,000	±, X	Station Casinos, Inc., 6.500%, 02/01/14	—	—
245,000	X	Stone Webster Escrow, 07/01/12	—	—
202,000	#	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	216,645	0.1
1,500,000		Symantec Corp., 4.200%, 09/15/20	1,560,770	0.4
445,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	483,926	0.1
6,000		Thermon Industries, Inc., 9.500%, 05/01/17	6,713	0.0
2,858,000		Time Warner Cable, Inc., 5.875%, 11/15/40	3,377,301	0.8
1,056,000		Time Warner, Inc., 6.500%, 11/15/36	1,345,904	0.3
705,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	763,163	0.2
325,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
505,000	#, L	Valeant Pharmaceuticals International, 7.250%, 07/15/22	534,669	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States: (continued)
634,000			Walgreen Co., 3.100%, 09/15/22	$644,939	0.2
564,000			WellPoint, Inc., 3.300%, 01/15/23	571,836	0.1
638,000			Wells Fargo & Co., 3.676%, 06/15/16	695,202	0.2
740,000		#	XM Satellite Radio, Inc., 7.625%, 11/01/18	821,400	0.2
				62,338,789	15.0
			Total Corporate Bonds/Notes
			(Cost $72,685,448)	78,557,139	18.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
			United States: 9.0%
1,358,848			Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,369,586	0.3
2,176,314			Banc of America Funding Corp., 5.500%, 02/25/35	2,181,174	0.5
440,000			Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.364%, 09/10/47	432,877	0.1
501,000		#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.501%, 07/10/43	491,898	0.1
350,000		#	Bear Stearns Commercial Mortgage Securities, 5.712%, 04/12/38	336,256	0.1
380,979			Citigroup Mortgage Loan Trust, Inc., 2.662%, 05/25/35	370,988	0.1
265,399			Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	279,603	0.1
396,088			Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	405,073	0.1
1,195,616		#	Credit Suisse Mortgage Capital Certificates, 5.002%, 07/27/37	1,220,134	0.3
377,982			Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	377,503	0.1
300,000			Credit Suisse Mortgage Capital Certificates, 5.866%, 06/15/39	340,301	0.1
688,759			CW Capital Cobalt Ltd., 5.918%, 05/15/46	687,607	0.2
190,681		#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.716%, 01/27/37	104,213	0.0
349,818		#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	351,400	0.1
1,140,000		#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	1,145,161	0.3
280,469			GSR Mortgage Loan Trust, 2.646%, 09/25/35	283,737	0.1
970,000		#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	972,363	0.2
813,411			JP Morgan Commercial Mortgage Finance Corp., 8.533%, 08/15/32	835,078	0.2
13,854,219		^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.609%, 08/15/46	1,077,533	0.3
611,791			JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	613,822	0.1
771,160			JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	777,525	0.2
840,000		#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	838,171	0.2
403,683			JPMorgan Mortgage Trust, 3.005%, 07/25/35	392,916	0.1
368,000			LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	366,723	0.1
390,000		#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	381,767	0.1
250,000		#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	250,118	0.1
970,000			LB-UBS Commercial Mortgage Trust, 6.084%, 06/15/38	876,022	0.2
379,500			MASTR Adjustable Rate Mortgages Trust, 2.920%, 04/25/36	328,783	0.1
GBP	1,688,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	2,775,402	0.7
992,344			Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	1,005,841	0.2
783,056			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	806,348	0.2
900,000			Morgan Stanley Capital I, 5.073%, 08/13/42	935,762	0.2
818,000			Morgan Stanley Capital I, 5.302%, 01/14/42	819,127	0.2
470,000			Morgan Stanley Capital I, 5.300%, 06/15/40	467,986	0.1
1,690,000			Morgan Stanley Capital I, 5.532%, 06/15/38	1,713,690	0.4
1,280,000		#	Morgan Stanley Capital I, 5.623%, 01/13/41	1,279,407	0.3
530,000		#	Morgan Stanley Reremic Trust, 5.843%, 12/17/43	532,707	0.1
650,000		#	RBSCF Trust, 5.305%, 01/16/49	662,631	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States: (continued)
19,074			Residential Accredit Loans, Inc., 3.479%, 04/25/35	$3,855	0.0
7,000,000		#, ^	UBS-Barclays Commercial Mortgage Trust, 2.210%, 08/10/49	998,667	0.2
679,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	677,034	0.2
1,441,000			Wachovia Bank Commercial Mortgage Trust, 5.939%, 06/15/49	1,667,383	0.4
74,613			Wachovia Bank Commercial Mortgage Trust, 6.077%, 02/15/51	74,662	0.0
1,380,000			Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	1,415,606	0.3
6,350,000		#, ^	Wells Fargo Commercial Mortgage Trust, 2.167%, 10/15/45	883,243	0.2
1,653,958			Wells Fargo Mortgage-Backed Securities Trust, 5.341%, 08/25/35	1,674,398	0.4
2,837,373		#, ^	WF-RBS Commercial Mortgage Trust, 2.423%, 08/15/45	387,726	0.1
60,837			Wells Fargo Mortgage Backed Securities Trust, 5.500%, 09/25/37	60,654	0.0
535,382			Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 02/25/35	533,554	0.1
184,474			Wells Fargo Mortgage-Backed Securities Trust, 2.651%, 02/25/34	183,087	0.0
			Total Collateralized Mortgage Obligations
			(Cost $37,266,518)	37,647,102	9.0
STRUCTURED PRODUCTS: 0.3%
			Brazil: 0.2%
1,962,500		#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	686,875	0.2
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	7,183	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,567	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	189,475	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	13,809	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	10,032	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,407	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	1,180	0.0
				240,653	0.1
			Russia: 0.0%
RUB	11,097,000	±, X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 8.590%, 05/24/15	—	—
RUB	9,692,846		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	147,883	0.0
				147,883	0.0
			Total Structured Products
			(Cost $3,808,654)	1,075,411	0.3
FOREIGN GOVERNMENT BONDS: 30.3%
			Austria: 0.9%
EUR	2,790,000	#	Austria Government Bond, 3.200%, 02/20/17	3,976,688	0.9
			Brazil: 4.7%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	982,833	0.2
BRL	36,147,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	18,519,603	4.5
				19,502,436	4.7
			France: 3.0%
EUR	9,085,000		France Government Bond OAT, 3.000%, 04/25/22	12,506,533	3.0
			Germany: 1.1%
EUR	10,000		Bundesrepublik Deutschland, 1.750%, 07/04/22	13,256	0.0
EUR	3,470,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	4,723,437	1.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Germany: (continued)
EUR	10,000		Bundesobligation, 0.500%, 04/07/17	$12,912	0.0
EUR	60,000		Bundesschatzanweisungen, 0.250%, 03/14/14	77,394	0.0
				4,826,999	1.1
			Hungary: 2.4%
HUF	560,000,000		Hungary Government Bond, 7.500%, 11/12/20	2,571,411	0.6
HUF	1,680,000,000		Hungary Government Bond, 7.000%, 06/24/22	7,462,548	1.8
				10,033,959	2.4
			Italy: 3.9%
EUR	12,256,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 09/01/22	16,335,454	3.9

			Malaysia: 1.6%
MYR	14,500,000		Malaysia Government Bond, 3.892%, 03/15/27	4,824,636	1.2
MYR	5,000,000		Malaysia Government Bond, 4.392%, 04/15/26	1,755,259	0.4
				6,579,895	1.6
			Netherlands: 1.8%
EUR	4,890,000	#	Netherlands Government Bond, 4.500%, 07/15/17	7,404,280	1.8

			Russia: 2.8%
RUB	357,455,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	11,638,629	2.8

			South Africa: 6.1%
ZAR	199,524,900		South Africa Government Bond, 6.250%, 03/31/36	19,317,189	4.6
ZAR	47,780,000		South Africa Government Bond, 8.750%, 02/28/48	5,997,489	1.5
				25,314,678	6.1
			South Korea: 0.8%
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	941,161	0.2
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	2,524,347	0.6
				3,465,508	0.8
			Thailand: 1.2%
THB	87,000,000		Thailand Government Bond, 3.650%, 12/17/21	2,849,052	0.7
THB	56,000,000		Thailand Government Bond, 4.750%, 12/20/24	1,996,500	0.5
				4,845,552	1.2
			Total Foreign Government Bonds
			(Cost $125,239,885)	126,430,611	30.3
U.S. TREASURY OBLIGATIONS: 0.8%
			Federal National Mortgage Association: 0.5%##
7,792,862		^	6.234%, due 02/25/42	2,086,431	0.5

			U.S. Treasury STRIP: 0.3%
8,534,905		#, ^	2.244%, due 11/15/44	1,025,460	0.3
			Total U.S. Treasury Obligations
			(Cost $2,443,087)	3,111,891	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.9%
			Federal Home Loan Mortgage Corporation: 3.8%##
3,652,000		Z	—%, due 11/29/19	3,159,805	0.8
93,302			0.671%, due 02/15/29	94,253	0.0
39,089			0.721%, due 03/15/32	39,522	0.0
163,410			0.721%, due 01/15/33	164,921	0.1
3,788,000			1.000%, due 09/29/17	3,831,467	0.9
50,731			1.171%, due 08/15/31	51,990	0.0
32,855			1.171%, due 02/15/32	33,670	0.0
33,783			1.221%, due 02/15/32	34,515	0.0
32,934			1.221%, due 02/15/32	33,647	0.0
48,082			1.221%, due 03/15/32	49,122	0.0
1,764,423			4.500%, due 01/01/42	1,909,595	0.5
16,304			5.000%, due 01/01/20	17,894	0.0
83,502			5.000%, due 02/01/20	90,460	0.0
531,937			5.000%, due 09/15/23	584,227	0.2
860,000			5.000%, due 02/15/34	986,705	0.2
870,000			5.000%, due 11/15/34	989,961	0.2
45,148			5.000%, due 12/01/34	49,410	0.0
53,710			5.500%, due 01/01/18	58,055	0.0
9,051,903		^	5.829%, due 07/15/40	1,788,370	0.4
295,752		^	5.929%, due 07/15/35	47,867	0.0
44,605			6.000%, due 05/15/17	47,892	0.0
104,418			6.000%, due 02/01/34	117,022	0.0
13,258			6.500%, due 04/01/18	14,074	0.0
35,634			6.500%, due 02/01/22	39,843	0.0
40,130			6.500%, due 09/01/22	44,871	0.0
112,264			6.500%, due 04/15/28	129,912	0.0
24,091			6.500%, due 06/15/31	27,893	0.0
254,931			6.500%, due 02/15/32	295,386	0.1
164,912			6.500%, due 06/15/32	191,377	0.1
12,035			6.500%, due 08/01/32	14,002	0.0
25,393			6.500%, due 07/01/34	28,851	0.0
40,888			6.500%, due 07/01/34	46,503	0.0
149,411			6.750%, due 02/15/24	170,403	0.1
195,765			7.000%, due 09/15/26	228,790	0.1
33,294		^	7.000%, due 03/15/28	6,965	0.0
192,837		^	7.000%, due 04/15/28	43,710	0.0
309,917		^	7.429%, due 03/15/29	62,995	0.0
305,879		^	7.479%, due 03/15/29	59,554	0.0
166,176			7.500%, due 09/15/22	192,089	0.1
406,879		^	8.729%, due 08/15/29	103,551	0.0
47,523			23.574%, due 06/15/34	59,750	0.0
79,302			23.941%, due 08/15/35	110,226	0.0
				16,051,115	3.8
			Federal National Mortgage Association: 5.8%##
17,727			0.617%, due 11/25/33	17,898	0.0
22,909			0.720%, due 10/18/32	23,169	0.0
8,229,031			0.837%, due 12/25/36	8,319,156	2.0
75,071			1.217%, due 12/25/31	76,734	0.0
34,978			1.217%, due 04/25/32	35,742	0.0
10,763			1.217%, due 04/25/32	10,998	0.0
102,156			1.217%, due 09/25/32	104,391	0.0
102,170			1.217%, due 12/25/32	104,405	0.0
2,000,000			2.350%, due 09/06/22	2,016,022	0.5

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
2,000,000		2.400%, due 09/13/22	$2,009,022	0.5
539,284		2.795%, due 10/01/36	578,784	0.2
368,401		4.500%, due 08/25/25	400,604	0.1
10,493,283	^	5.000%, due 05/25/18	885,484	0.2
1,374,154		5.000%, due 07/25/40	1,482,731	0.4
184,159		5.000%, due 06/01/41	202,102	0.1
41,202		5.500%, due 09/01/19	45,055	0.0
54,807		5.500%, due 09/01/19	59,950	0.0
120,021		5.500%, due 09/01/24	132,856	0.0
79,000		5.500%, due 08/25/34	87,920	0.0
47,122		6.000%, due 03/25/17	50,505	0.0
74,058		6.000%, due 06/01/17	79,913	0.0
33,820		6.000%, due 05/01/21	37,242	0.0
87,646		6.000%, due 01/25/32	99,395	0.0
498,813		6.000%, due 11/01/34	560,741	0.2
732,370		6.000%, due 04/01/35	823,295	0.2
407,529	^	6.324%, due 06/25/37	69,300	0.0
1,238,921	^	6.354%, due 06/25/36	179,864	0.1
45,313		6.500%, due 04/25/29	51,825	0.0
75,667		6.500%, due 11/25/29	87,024	0.0
248,603		6.500%, due 12/01/29	292,143	0.1
87,108		6.500%, due 10/25/31	101,152	0.0
84,904		6.500%, due 04/25/32	94,915	0.0
107,225		6.500%, due 01/01/34	123,673	0.0
56,368	^	6.534%, due 05/25/35	11,850	0.0
150,677	^	6.834%, due 10/25/22	9,499	0.0
100,979	^	6.884%, due 06/25/23	14,425	0.0
4,106		7.000%, due 09/01/14	4,286	0.0
14,621		7.000%, due 11/01/17	15,528	0.0
609		7.000%, due 02/01/31	681	0.0
106,350	^	7.000%, due 03/25/33	23,473	0.0
1,563		7.000%, due 04/01/33	1,869	0.0
75,681	^	7.000%, due 04/25/33	16,139	0.0
294,803	^	7.014%, due 09/25/36	68,185	0.0
537,817	^	7.334%, due 10/25/33	93,616	0.0
595,944	^	7.414%, due 03/25/23	65,954	0.0
57,359		7.500%, due 09/01/32	70,577	0.0
152,487		7.500%, due 01/01/33	186,008	0.1
336,927	^	7.534%, due 07/25/31	68,038	0.0
191,206	^	7.534%, due 02/25/32	39,578	0.0
99,019	^	7.734%, due 07/25/32	20,955	0.0
542,550		23.134%, due 07/25/35	648,773	0.2
126,194		23.405%, due 06/25/36	183,441	0.1
76,767		23.773%, due 03/25/36	111,906	0.0
97,979		27.207%, due 04/25/35	159,041	0.1
1,470,749		32.368%, due 11/25/36	2,672,880	0.7
207,247	^	5.500%, due 07/01/33	28,513	0.0
80,574	^	5.500%, due 06/01/35	11,935	0.0
354,535	^	6.000%, due 12/01/32	52,183	0.0
130,522	^	6.000%, due 02/01/33	21,677	0.0
189,270	^	6.000%, due 03/01/33	30,091	0.0
136,572	^	6.000%, due 03/01/33	20,691	0.0
89,047	^	6.000%, due 09/01/35	15,252	0.0
560,998	^	6.500%, due 02/01/32	110,753	0.0
82,960	^	7.000%, due 02/01/28	15,685	0.0
118,896	^	7.500%, due 01/01/24	23,779	0.0
			24,061,271	5.8
		Government National Mortgage Association: 1.3%
4,351,206	^	4.000%, due 04/20/38	565,492	0.2
176,894		5.000%, due 04/15/34	196,250	0.1
10,866,416	^	5.632%, due 06/20/40	1,711,461	0.4
40,453		6.500%, due 02/20/35	47,073	0.0
99,735		8.000%, due 01/16/30	120,873	0.0
440,055		8.000%, due 02/16/30	533,289	0.1
1,454,324		21.340%, due 03/20/37	2,197,817	0.5
			5,372,255	1.3
		Total U.S. Government Agency Obligations
		(Cost $42,394,325)	45,484,641	10.9

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		United States: 0.1%
43,083	@, L	American Media, Inc.	$560,079	0.1
		Total Common Stock
		(Cost $1,236,381)	560,079	0.1
MUTUAL FUNDS: 24.7%
		United States: 24.7%
2,104,703		ING Emerging Markets Corporate Debt Fund Class P	21,341,693	5.1
3,841,863		ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	39,187,004	9.4
4,200,000		ING Emerging Markets Local Currency Debt Fund Class P	42,294,000	10.2
		Total Mutual Funds
		(Cost $101,575,466)	102,822,697	24.7
WARRANTS: —%
		Consumer Discretionary: —%
2,406	@, X	Media News Group	—	—
		Total Warrants
		(Cost $—)	—	—

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Interest Rate Swaptions: 0.0%
21,543,000	@	Call Swaption, Receive a fixed rate equal to 1.500% and pay a floating based on 3-month-USD-LIBOR, Exp. 11/29/12 Counterparty: Citigroup, Inc.	$58,727	0.0

		Options on Currencies: 0.1%
20,500,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.179 Exp. 11/19/12 Counterparty: Deutsche Bank AG	103,870	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
		Options on Currencies: (continued)
21,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275 Exp. 01/04/13 Counterparty: Barclays Bank PLC	$312,432	0.1
20,700,000	@	JPY Put vs. USD Call Currency Option, Strike @ 80.500 Exp. 01/04/13 Counterparty: Deutsche Bank AG	100,630	0.0
			516,932	0.1
		Total Purchased Options
		(Cost $1,043,147)	575,659	0.1
		Total Long-Term Investments
		(Cost $387,692,911)	396,265,230	95.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Securities Lending Collateral(cc)(1): 0.9%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $1,000,048, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,020,000, due 09/01/18-08/01/48)	$1,000,000	0.2
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.3
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,000,024, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/24/12-10/01/40)	1,000,000	0.3
540,451		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $540,464, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $551,260, due 11/30/12-07/01/40)	540,451	0.1
			3,540,451	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
58,001		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $58,001)	$58,001	0.0
		Total Short-Term Investments
		(Cost $3,598,452)	3,598,452	0.9
		Total Investments in Securities
		(Cost $391,291,363)	$399,863,682	95.9
		Assets in Excess of Other Liabilities	17,004,716	4.1
		Net Assets	$416,868,398	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	&	Payment-in-kind
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
EUR	EU Euro
GBP	British Pound
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Cost for federal income tax purposes is $391,984,808.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,393,269
	Gross Unrealized Depreciation	(6,514,395)
	Net Unrealized Appreciation	$7,878,874

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	30.3%
Affiliated Investment Companies	24.7
Collateralized Mortgage Obligations	9.0
Federal National Mortgage Association	5.3
Financials	4.5
Consumer Discretionary	3.3
Energy	2.8
U.S. Government Agency Obligations	2.7
Federal Home Loan Mortgage Corporation	2.1
Telecommunication Services	1.7
Information Technology	1.7
Utilities	1.5
Consumer Staples	1.4
Government National Mortgage Association	1.3
Health Care	1.2
Materials	0.5
U.S. Treasury Obligations	0.3
Structured Products	0.3
Industrials	0.3
Options on Currencies	0.1
Interest Rate Swaptions	0.0
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	4.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
United States	$—	$—	$560,079	$560,079
Total Common Stock	—	—	560,079	560,079
Mutual Funds	102,822,697	—	—	102,822,697
Warrants	—	—	—	—
Purchased Options	—	575,659	—	575,659
Corporate Bonds/Notes	—	78,466,694	90,445	78,557,139
Collateralized Mortgage Obligations	—	37,647,102	—	37,647,102
Structured Products	—	—	1,075,411	1,075,411
Short-Term Investments	58,001	3,540,451	—	3,598,452
U.S. Treasury Obligations	—	3,111,891	—	3,111,891
Foreign Government Bonds	—	126,430,611	—	126,430,611
U.S. Government Agency Obligations	—	45,484,641	—	45,484,641
Total Investments, at fair value	$102,880,698	$295,257,049	$1,725,935	$399,863,682
Other Financial Instruments+
Swaps	—	281,959	—	281,959
Futures	418,801	—	—	418,801
Forward Foreign Currency Contracts	—	12,713,129	—	12,713,129
Total Assets	$103,299,499	$308,252,137	$1,725,935	$413,277,571
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(6,558,571)	$—	$(6,558,571)
Written Options	—	(91,739)	—	(91,739)
Futures	(265,375)	—	—	(265,375)
Forward Foreign Currency Contracts	—	(8,208,311)	—	(8,208,311)
Total Liabilities	$(265,375)	$(14,858,621)	$—	$(15,123,996)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	2,566,876	Buy	10/05/12	$4,146,000	$4,144,936	$(1,064)
Barclays Bank PLC	British Pound	1,394,178	Buy	10/05/12	2,240,000	2,251,288	11,288
Barclays Bank PLC	British Pound	2,576,789	Buy	10/05/12	4,102,000	4,160,943	58,943
Barclays Bank PLC	New Zealand Dollar	2,143,288	Buy	10/05/12	1,718,000	1,775,768	57,768
Barclays Bank PLC	Swedish Krona	7,518,117	Buy	10/05/12	1,122,000	1,144,346	22,346
Barclays Bank PLC	Brazilian Real	4,581,308	Buy	10/05/12	2,247,723	2,258,208	10,485
Barclays Bank PLC	British Pound	1,910,584	Buy	10/05/12	2,996,000	3,085,170	89,170
Barclays Bank PLC	EU Euro	547,756	Buy	11/30/12	708,000	704,346	(3,654)
Barclays Bank PLC	EU Euro	3,176,288	Buy	11/30/12	4,141,000	4,084,313	(56,687)
Barclays Bank PLC	Swedish Krona	8,681,957	Buy	10/05/12	1,247,000	1,321,496	74,496
Barclays Bank PLC	EU Euro	5,747,042	Buy	11/30/12	7,462,000	7,389,983	(72,017)
Barclays Bank PLC	Norwegian Krone	5,248,936	Buy	10/05/12	858,000	916,047	58,047
Barclays Bank PLC	Russian Ruble	262,804,475	Buy	11/30/12	8,230,000	8,337,885	107,885
Barclays Bank PLC	Australian Dollar	4,809,567	Buy	11/30/12	4,933,000	4,962,197	29,197
Barclays Bank PLC	Canadian Dollar	1,250,614	Buy	11/30/12	1,256,000	1,270,338	14,338
Barclays Bank PLC	EU Euro	3,534,996	Buy	11/30/12	4,368,944	4,545,566	176,622

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	12,908,476	Buy	11/30/12	$13,017,681	$13,112,054	$94,373
Barclays Bank PLC	Swiss Franc	1,415,593	Buy	01/11/13	1,506,973	1,508,107	1,134
Barclays Bank PLC	Singapore Dollar	2,685,533	Buy	01/11/13	2,176,983	2,188,322	11,339
Citigroup, Inc.	Hungarian Forint	250,689,640	Buy	10/05/12	1,102,870	1,128,957	26,087
Citigroup, Inc.	Norwegian Krone	17,247,155	Buy	10/05/12	2,957,000	3,009,983	52,983
Citigroup, Inc.	British Pound	3,048,179	Buy	10/05/12	4,756,349	4,922,135	165,786
Citigroup, Inc.	South Korean Won	3,585,415,700	Buy	11/30/12	3,209,000	3,215,967	6,967
Citigroup, Inc.	Czech Koruna	1,241,556	Buy	11/30/12	63,824	63,465	(359)
Citigroup, Inc.	Israeli New Shekel	113,253	Buy	11/30/12	28,827	28,822	(5)
Citigroup, Inc.	South Korean Won	2,950,000,000	Buy	11/30/12	2,627,267	2,646,027	18,760
Citigroup, Inc.	Australian Dollar	1,311,509	Buy	11/30/12	1,359,000	1,353,129	(5,871)
Citigroup, Inc.	Russian Ruble	184,518,129	Buy	11/30/12	5,614,324	5,854,128	239,804
Citigroup, Inc.	Canadian Dollar	754,137	Buy	11/30/12	762,000	766,030	4,030
Citigroup, Inc.	Canadian Dollar	3,662,738	Buy	11/30/12	3,691,000	3,720,503	29,503
Citigroup, Inc.	EU Euro	12,989,674	Buy	11/30/12	16,292,000	16,703,109	411,109
Citigroup, Inc.	Canadian Dollar	1,985,592	Buy	11/30/12	1,998,000	2,016,907	18,907
Citigroup, Inc.	Israeli New Shekel	3,556,414	Buy	11/30/12	878,413	905,087	26,674
Citigroup, Inc.	Mexican Peso	24,604,730	Buy	11/30/12	1,844,873	1,899,650	54,777
Citigroup, Inc.	Polish Zloty	10,526,770	Buy	11/30/12	3,143,037	3,261,425	118,388
Citigroup, Inc.	EU Euro	280,171	Buy	11/30/12	347,000	360,266	13,266
Credit Suisse First Boston	Norwegian Krone	17,269,740	Buy	10/05/12	3,019,000	3,013,925	(5,075)
Credit Suisse First Boston	Swedish Krona	13,594,777	Buy	10/05/12	2,052,000	2,069,286	17,286
Credit Suisse First Boston	Norwegian Krone	7,887,701	Buy	10/05/12	1,364,000	1,376,566	12,566
Credit Suisse First Boston	Swedish Krona	27,346,073	Buy	10/05/12	4,102,000	4,162,395	60,395
Credit Suisse First Boston	Swedish Krona	9,672,450	Buy	10/05/12	1,461,000	1,472,261	11,261
Credit Suisse First Boston	British Pound	984,284	Buy	10/05/12	1,563,000	1,589,401	26,401
Credit Suisse First Boston	British Pound	5,898,391	Buy	10/05/12	9,359,000	9,524,594	165,594
Credit Suisse First Boston	Swedish Krona	36,986,103	Buy	10/05/12	5,582,000	5,629,722	47,722
Credit Suisse First Boston	Norwegian Krone	9,089,613	Buy	10/05/12	1,560,000	1,586,324	26,324
Credit Suisse First Boston	Norwegian Krone	8,719,296	Buy	10/05/12	1,494,000	1,521,696	27,696
Credit Suisse First Boston	New Zealand Dollar	1,452,010	Buy	10/05/12	1,174,931	1,203,026	28,095
Credit Suisse First Boston	Swiss Franc	1,685,919	Buy	10/05/12	1,738,000	1,792,755	54,755
Credit Suisse First Boston	Norwegian Krone	20,750	Buy	10/05/12	3,525	3,621	96
Credit Suisse First Boston	Swedish Krona	9,245,530	Buy	10/05/12	1,376,000	1,407,279	31,279
Credit Suisse First Boston	Canadian Dollar	1,128,180	Buy	11/30/12	1,149,000	1,145,972	(3,028)
Credit Suisse First Boston	Turkish Lira	9,059,131	Buy	11/30/12	5,020,851	4,997,182	(23,669)
Credit Suisse First Boston	Canadian Dollar	1,319,547	Buy	11/30/12	1,359,000	1,340,357	(18,643)
Credit Suisse First Boston	Norwegian Krone	5,182,924	Buy	10/05/12	850,000	904,527	54,527
Credit Suisse First Boston	Norwegian Krone	5,105,712	Buy	10/05/12	837,000	891,052	54,052
Credit Suisse First Boston	Mexican Peso	16,590,068	Buy	11/30/12	1,266,653	1,280,865	14,212
Credit Suisse First Boston	Norwegian Krone	5,295,995	Buy	10/05/12	865,000	924,260	59,260
Credit Suisse First Boston	Swiss Franc	8,120,386	Buy	10/05/12	8,339,652	8,634,973	295,321
Credit Suisse First Boston	Singapore Dollar	3,171,407	Buy	10/05/12	2,495,283	2,584,245	88,962

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	South African Rand	17,263,244	Buy	11/30/12	$2,026,548	$2,056,299	$29,751
Credit Suisse First Boston	British Pound	3,063,655	Buy	01/11/13	4,974,000	4,945,695	(28,305)
Credit Suisse First Boston	Japanese Yen	14,735,180	Buy	11/30/12	186,000	188,913	2,913
Credit Suisse First Boston	Norwegian Krone	9,956,665	Buy	01/11/13	1,737,000	1,731,258	(5,742)
Credit Suisse First Boston	Danish Krone	6,741,468	Buy	01/11/13	1,163,924	1,164,707	783
Credit Suisse First Boston	British Pound	1,080,240	Buy	01/11/13	1,746,522	1,743,845	(2,677)
Credit Suisse First Boston	Norwegian Krone	72,089,294	Buy	01/11/13	12,446,330	12,534,833	88,503
Credit Suisse First Boston	New Zealand Dollar	10,047,349	Buy	01/11/13	8,186,057	8,269,283	83,226
Credit Suisse First Boston	Swedish Krona	45,686,396	Buy	01/11/13	6,878,840	6,933,909	55,069
Deutsche Bank AG	Norwegian Krone	459,876	Buy	10/05/12	80,376	80,258	(118)
Deutsche Bank AG	New Zealand Dollar	3,400,614	Buy	10/05/12	2,805,000	2,817,494	12,494
Deutsche Bank AG	New Zealand Dollar	873,790	Buy	10/05/12	725,000	723,957	(1,043)
Deutsche Bank AG	Hungarian Forint	465,215,663	Buy	10/05/12	2,109,000	2,095,054	(13,946)
Deutsche Bank AG	Singapore Dollar	10,160,506	Buy	10/05/12	8,146,000	8,279,365	133,365
Deutsche Bank AG	Norwegian Krone	49,819,699	Buy	10/05/12	8,395,000	8,694,562	299,562
Deutsche Bank AG	British Pound	4,313,566	Buy	10/05/12	6,712,500	6,965,454	252,954
Deutsche Bank AG	Turkish Lira	12,785,990	Buy	11/30/12	7,086,427	7,052,985	(33,442)
Deutsche Bank AG	Mexican Peso	18,992,656	Buy	11/30/12	1,470,879	1,466,361	(4,518)
Deutsche Bank AG	Polish Zloty	13,188,772	Buy	11/30/12	4,106,000	4,086,172	(19,828)
Deutsche Bank AG	Norwegian Krone	25,404,336	Buy	10/05/12	4,184,000	4,433,579	249,579
Deutsche Bank AG	Australian Dollar	1,034,222	Buy	11/30/12	1,077,000	1,067,043	(9,957)
Deutsche Bank AG	Canadian Dollar	2,909,810	Buy	11/30/12	2,979,000	2,955,700	(23,300)
Deutsche Bank AG	Swiss Franc	439,153	Buy	10/05/12	445,000	466,982	21,982
Deutsche Bank AG	Canadian Dollar	8,206,172	Buy	11/30/12	8,401,000	8,335,591	(65,409)
Deutsche Bank AG	Japanese Yen	153,468,630	Buy	11/30/12	1,974,000	1,967,552	(6,448)
Deutsche Bank AG	South African Rand	66,590,790	Buy	11/30/12	8,106,000	7,931,917	(174,083)
Deutsche Bank AG	Australian Dollar	7,899,430	Buy	11/30/12	8,150,000	8,150,116	116
Deutsche Bank AG	EU Euro	7,071,126	Buy	11/30/12	8,919,957	9,092,591	172,634
Deutsche Bank AG	Colombian Peso	2,588,804,077	Buy	10/05/12	1,433,288	1,437,279	3,991
Deutsche Bank AG	Chilean Peso	644,159,125	Buy	10/05/12	1,278,855	1,356,796	77,941
Deutsche Bank AG	Danish Krone	6,741,468	Buy	10/05/12	1,118,194	1,162,137	43,943
Deutsche Bank AG	Indian Rupee	532,453,442	Buy	12/14/12	9,754,574	9,949,450	194,876
Deutsche Bank AG	Indian Rupee	226,488,400	Buy	12/14/12	4,133,000	4,232,173	99,173
Deutsche Bank AG	South African Rand	50,221,839	Buy	11/30/12	5,892,652	5,982,140	89,488
Deutsche Bank AG	South African Rand	54,112,000	Buy	11/30/12	6,356,801	6,445,514	88,713
Deutsche Bank AG	Australian Dollar	1,619,885	Buy	11/30/12	1,675,000	1,671,291	(3,709)
Deutsche Bank AG	Taiwan New Dollar	11,779,086	Buy	11/30/12	392,636	401,902	9,266
Deutsche Bank AG	EU Euro	25,691,357	Buy	11/30/12	31,705,242	33,035,899	1,330,657
Deutsche Bank AG	Japanese Yen	4,963,461,987	Buy	11/30/12	62,555,448	63,634,308	1,078,860
Deutsche Bank AG	Malaysian Ringgit	10,571,429	Buy	11/30/12	3,360,597	3,442,898	82,301
HSBC	Brazilian Real	6,654,012	Buy	10/05/12	3,253,000	3,279,880	26,880
HSBC	South Korean Won	6,942,607,700	Buy	11/30/12	6,166,000	6,227,228	61,228
HSBC	Brazilian Real	12,740,690	Buy	10/05/12	6,183,000	6,280,112	97,112
JPMorgan Chase & Co.	British Pound	2,494,278	Buy	10/05/12	4,051,000	4,027,707	(23,293)
JPMorgan Chase & Co.	New Zealand Dollar	4,993,051	Buy	10/05/12	4,146,000	4,136,867	(9,133)
JPMorgan Chase & Co.	British Pound	2,277,943	Buy	10/05/12	3,670,000	3,678,372	8,372
JPMorgan Chase & Co.	New Zealand Dollar	2,545,976	Buy	10/05/12	2,051,000	2,109,404	58,404
JPMorgan Chase & Co.	New Zealand Dollar	2,557,864	Buy	10/05/12	2,051,000	2,119,254	68,254
JPMorgan Chase & Co.	New Zealand Dollar	1,429,579	Buy	10/05/12	1,133,000	1,184,442	51,442
JPMorgan Chase & Co.	British Pound	1,665,130	Buy	10/05/12	2,621,000	2,688,817	67,817

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	1,005,270	Buy	10/05/12	$1,574,000	$1,623,288	$49,288
JPMorgan Chase & Co.	Mexican Peso	74,231,261	Buy	11/30/12	5,757,072	5,731,154	(25,918)
JPMorgan Chase & Co.	Australian Dollar	3,983,734	Buy	11/30/12	4,141,000	4,110,157	(30,843)
JPMorgan Chase & Co.	Czech Koruna	1,439,803	Buy	11/30/12	75,420	73,599	(1,821)
JPMorgan Chase & Co.	Australian Dollar	6,703,268	Buy	11/30/12	6,968,000	6,915,994	(52,006)
JPMorgan Chase & Co.	Hungarian Forint	1,048,114,425	Buy	10/05/12	4,463,258	4,720,083	256,825
JPMorgan Chase & Co.	Hungarian Forint	1,797,788,160	Buy	10/05/12	7,656,819	8,096,166	439,347
JPMorgan Chase & Co.	New Zealand Dollar	1,899,111	Buy	10/05/12	1,505,000	1,573,461	68,461
JPMorgan Chase & Co.	New Zealand Dollar	1,740,810	Buy	10/05/12	1,379,000	1,442,304	63,304
JPMorgan Chase & Co.	Hungarian Forint	485,275,556	Buy	10/05/12	2,039,822	2,185,392	145,570
JPMorgan Chase & Co.	Norwegian Krone	11,413,805	Buy	10/05/12	1,867,954	1,991,943	123,989
JPMorgan Chase & Co.	Swedish Krona	27,393,548	Buy	10/05/12	3,897,429	4,169,621	272,192
JPMorgan Chase & Co.	Mexican Peso	54,695,042	Buy	11/30/12	4,103,000	4,222,825	119,825
JPMorgan Chase & Co.	Mexican Peso	55,934,618	Buy	11/30/12	4,185,000	4,318,529	133,529
JPMorgan Chase & Co.	Russian Ruble	323,675,953	Buy	11/30/12	9,851,050	10,269,129	418,079
UBS Warburg LLC	New Zealand Dollar	2,128,015	Buy	10/05/12	1,706,000	1,763,114	57,114
UBS Warburg LLC	Norwegian Krone	19,507,926	Buy	10/05/12	3,343,000	3,404,534	61,534
UBS Warburg LLC	Norwegian Krone	16,514,083	Buy	10/05/12	2,828,000	2,882,047	54,047
UBS Warburg LLC	British Pound	544,489	Buy	10/05/12	855,000	879,229	24,229
UBS Warburg LLC	British Pound	1,011,204	Buy	10/05/12	1,582,000	1,632,871	50,871
UBS Warburg LLC	Australian Dollar	6,033,111	Buy	11/30/12	6,221,000	6,224,569	3,569
UBS Warburg LLC	New Zealand Dollar	5,191,067	Buy	10/05/12	4,184,000	4,300,928	116,928
UBS Warburg LLC	New Zealand Dollar	5,189,298	Buy	10/05/12	4,163,000	4,299,462	136,462
UBS Warburg LLC	New Zealand Dollar	5,189,039	Buy	10/05/12	4,163,000	4,299,248	136,248
UBS Warburg LLC	Australian Dollar	1,442,272	Buy	11/30/12	1,497,000	1,488,042	(8,958)
UBS Warburg LLC	Japanese Yen	445,475,978	Buy	11/30/12	5,661,000	5,711,247	50,247
UBS Warburg LLC	Australian Dollar	2,182,799	Buy	11/30/12	2,286,000	2,252,070	(33,930)
UBS Warburg LLC	Australian Dollar	4,056,264	Buy	11/30/12	4,214,000	4,184,988	(29,012)
UBS Warburg LLC	Swedish Krona	29,631,486	Buy	10/05/12	4,258,000	4,510,262	252,262
UBS Warburg LLC	Canadian Dollar	1,590,168	Buy	11/30/12	1,623,000	1,615,247	(7,753)
UBS Warburg LLC	Norwegian Krone	25,569,536	Buy	10/05/12	4,187,000	4,462,410	275,410
UBS Warburg LLC	Norwegian Krone	25,567,015	Buy	10/05/12	4,187,000	4,461,970	274,970
UBS Warburg LLC	South African Rand	17,003,637	Buy	11/30/12	2,051,000	2,025,377	(25,623)
UBS Warburg LLC	Australian Dollar	1,411,964	Buy	11/30/12	1,467,000	1,456,773	(10,227)
UBS Warburg LLC	Australian Dollar	2,944,309	Buy	11/30/12	3,049,000	3,037,746	(11,254)
							$10,753,857

Barclays Bank PLC	Norwegian Krone	7,759,666	Sell	10/05/12	1,355,000	1,354,221	779
Barclays Bank PLC	British Pound	985,119	Sell	10/05/12	1,577,000	1,590,749	(13,749)
Barclays Bank PLC	Norwegian Krone	2,438,027	Sell	10/05/12	424,000	425,486	(1,486)
Barclays Bank PLC	EU Euro	6,400,686	Sell	11/30/12	8,272,611	8,230,488	42,123
Barclays Bank PLC	EU Euro	6,411,973	Sell	11/30/12	8,286,559	8,245,003	41,556
Barclays Bank PLC	South Korean Won	3,504,006,000	Sell	11/30/12	3,123,000	3,142,946	(19,946)
Barclays Bank PLC	Swedish Krona	29,641,281	Sell	10/05/12	4,178,000	4,511,753	(333,753)
Barclays Bank PLC	Australian Dollar	2,109,493	Sell	11/30/12	2,166,000	2,176,437	(10,437)
Barclays Bank PLC	EU Euro	2,728,519	Sell	11/30/12	3,434,000	3,508,538	(74,538)
Barclays Bank PLC	New Zealand Dollar	10,463,154	Sell	10/05/12	8,269,689	8,668,983	(399,294)
Barclays Bank PLC	EU Euro	4,983,143	Sell	11/30/12	6,279,229	6,407,704	(128,475)
Barclays Bank PLC	Mexican Peso	20,272,190	Sell	11/30/12	1,528,000	1,565,150	(37,150)
Barclays Bank PLC	Hungarian Forint	1,590,612,852	Sell	01/11/13	7,056,485	7,078,660	(22,175)
Citigroup, Inc.	Hungarian Forint	1,122,089,920	Sell	10/05/12	5,110,218	5,053,224	56,994

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Norwegian Krone	7,940,287	Sell	10/05/12	$1,383,000	$1,385,743	$(2,743)
Citigroup, Inc.	New Zealand Dollar	5,463,966	Sell	10/05/12	4,351,000	4,527,032	(176,032)
Citigroup, Inc.	Norwegian Krone	19,290,161	Sell	10/05/12	3,250,000	3,366,530	(116,530)
Citigroup, Inc.	Mexican Peso	23,222,740	Sell	10/05/12	1,761,900	1,803,153	(41,253)
Citigroup, Inc.	Mexican Peso	46,445,480	Sell	10/05/12	3,522,650	3,606,306	(83,656)
Citigroup, Inc.	New Zealand Dollar	5,179,721	Sell	10/05/12	4,159,000	4,291,528	(132,528)
Citigroup, Inc.	British Pound	212,168	Sell	10/05/12	332,117	342,605	(10,488)
Citigroup, Inc.	Hungarian Forint	590,797,725	Sell	10/05/12	2,625,000	2,660,601	(35,601)
Citigroup, Inc.	Swedish Krona	3,880,836	Sell	10/05/12	568,000	590,709	(22,709)
Citigroup, Inc.	South African Rand	1,958,585	Sell	11/30/12	237,448	233,295	4,153
Citigroup, Inc.	New Zealand Dollar	3,567,888	Sell	10/05/12	2,879,000	2,956,084	(77,084)
Citigroup, Inc.	South African Rand	13,566,998	Sell	11/30/12	1,647,804	1,616,023	31,781
Citigroup, Inc.	Norwegian Krone	5,618,705	Sell	10/05/12	922,000	980,579	(58,579)
Citigroup, Inc.	Hungarian Forint	2,022,334,151	Sell	10/05/12	8,498,938	9,107,388	(608,450)
Citigroup, Inc.	Hungarian Forint	732,951,460	Sell	10/05/12	3,080,094	3,300,777	(220,683)
Citigroup, Inc.	EU Euro	1,937,883	Sell	11/30/12	2,444,000	2,491,877	(47,877)
Citigroup, Inc.	Canadian Dollar	4,063,092	Sell	11/30/12	4,088,000	4,127,170	(39,170)
Citigroup, Inc.	Mexican Peso	10,540,565	Sell	11/30/12	781,000	813,803	(32,803)
Citigroup, Inc.	EU Euro	6,556,526	Sell	11/30/12	8,236,000	8,430,879	(194,879)
Citigroup, Inc.	Mexican Peso	101,228	Sell	11/30/12	7,610	7,815	(205)
Credit Suisse First Boston	Hungarian Forint	1,169,523,040	Sell	10/05/12	5,334,196	5,266,835	67,361
Credit Suisse First Boston	British Pound	1,956,719	Sell	10/05/12	3,172,000	3,159,668	12,332
Credit Suisse First Boston	Norwegian Krone	7,222,125	Sell	10/05/12	1,266,000	1,260,409	5,591
Credit Suisse First Boston	Swedish Krona	40,871,817	Sell	10/05/12	6,199,000	6,221,173	(22,173)
Credit Suisse First Boston	British Pound	3,549,528	Sell	10/05/12	5,764,000	5,731,701	32,299
Credit Suisse First Boston	Norwegian Krone	27,572,791	Sell	10/05/12	4,826,000	4,812,019	13,981
Credit Suisse First Boston	Swiss Franc	6,987,335	Sell	10/05/12	7,462,000	7,430,121	31,879
Credit Suisse First Boston	Norwegian Krone	5,401,118	Sell	10/05/12	940,000	942,606	(2,606)
Credit Suisse First Boston	Swiss Franc	1,842,530	Sell	10/05/12	1,950,000	1,959,290	(9,290)
Credit Suisse First Boston	Norwegian Krone	9,277,759	Sell	10/05/12	1,598,000	1,619,160	(21,160)
Credit Suisse First Boston	Swedish Krona	41,328,244	Sell	10/05/12	6,166,000	6,290,647	(124,647)
Credit Suisse First Boston	British Pound	1,791,178	Sell	10/05/12	2,834,000	2,892,356	(58,356)
Credit Suisse First Boston	British Pound	1,630,224	Sell	10/05/12	2,586,000	2,632,451	(46,451)
Credit Suisse First Boston	Norwegian Krone	10,105,277	Sell	10/05/12	1,713,000	1,763,578	(50,578)
Credit Suisse First Boston	Norwegian Krone	9,103,114	Sell	10/05/12	1,546,000	1,588,681	(42,681)
Credit Suisse First Boston	Norwegian Krone	13,113,956	Sell	10/05/12	2,204,000	2,288,655	(84,655)
Credit Suisse First Boston	Norwegian Krone	13,728,258	Sell	10/05/12	2,264,000	2,395,863	(131,863)
Credit Suisse First Boston	Japanese Yen	294,948,134	Sell	11/30/12	3,802,000	3,781,397	20,603
Credit Suisse First Boston	Turkish Lira	3,060,177	Sell	11/30/12	1,691,599	1,688,049	3,550
Credit Suisse First Boston	Norwegian Krone	25,719,460	Sell	10/05/12	4,203,000	4,488,574	(285,574)
Credit Suisse First Boston	South African Rand	9,992,197	Sell	11/30/12	1,172,982	1,190,214	(17,232)
Credit Suisse First Boston	Australian Dollar	1,599,036	Sell	11/30/12	1,646,000	1,649,781	(3,781)
Credit Suisse First Boston	Australian Dollar	14,357,421	Sell	11/30/12	14,839,716	14,813,049	26,667

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	Czech Koruna	49,840,744	Sell	11/30/12	$2,463,203	$2,547,729	$(84,526)
Credit Suisse First Boston	South African Rand	840,440	Sell	11/30/12	101,734	100,109	1,625
Deutsche Bank AG	Swedish Krona	8,661,468	Sell	10/05/12	1,317,000	1,318,378	(1,378)
Deutsche Bank AG	Norwegian Krone	18,944,103	Sell	10/05/12	3,264,000	3,306,135	(42,135)
Deutsche Bank AG	British Pound	5,365,232	Sell	10/05/12	8,395,000	8,663,661	(268,661)
Deutsche Bank AG	Indonesian Rupiah	39,899,764,000	Sell	10/05/12	4,196,000	4,166,613	29,387
Deutsche Bank AG	Australian Dollar	5,418,893	Sell	11/30/12	5,629,000	5,590,860	38,140
Deutsche Bank AG	EU Euro	3,574,206	Sell	11/30/12	4,633,000	4,595,985	37,015
Deutsche Bank AG	Australian Dollar	6,011,197	Sell	11/30/12	6,221,000	6,201,960	19,040
Deutsche Bank AG	Canadian Dollar	8,132,590	Sell	11/30/12	8,294,000	8,260,849	33,151
Deutsche Bank AG	Mexican Peso	100,193	Sell	11/30/12	7,740	7,736	4
Deutsche Bank AG	Mexican Peso	119,241,365	Sell	11/30/12	9,109,000	9,206,236	(97,236)
Deutsche Bank AG	Colombian Peso	7,802,564,000	Sell	10/05/12	4,312,000	4,331,905	(19,905)
Deutsche Bank AG	Brazilian Real	28,707,981	Sell	10/05/12	13,912,276	14,150,672	(238,396)
Deutsche Bank AG	Australian Dollar	1,471,887	Sell	11/30/12	1,513,000	1,518,597	(5,597)
Deutsche Bank AG	Australian Dollar	1,746,883	Sell	11/30/12	1,803,000	1,802,320	680
Deutsche Bank AG	Australian Dollar	1,636,307	Sell	11/30/12	1,694,000	1,688,235	5,765
Deutsche Bank AG	Russian Ruble	191,721,180	Sell	11/30/12	5,943,000	6,082,656	(139,656)
Deutsche Bank AG	South African Rand	233,428,613	Sell	11/30/12	27,712,354	27,804,690	(92,336)
Deutsche Bank AG	Thai Baht	186,688,790	Sell	11/30/12	5,888,307	6,037,801	(149,494)
Deutsche Bank AG	Russian Ruble	719,380,677	Sell	11/30/12	22,055,729	22,823,484	(767,755)
Deutsche Bank AG	South Korean Won	4,095,392,390	Sell	11/30/12	3,584,369	3,673,395	(89,026)
Deutsche Bank AG	Turkish Lira	721,884	Sell	11/30/12	394,842	398,204	(3,362)
Deutsche Bank AG	Australian Dollar	1,604,865	Sell	11/30/12	1,673,000	1,655,795	17,205
Deutsche Bank AG	South African Rand	36,523,554	Sell	11/30/12	4,409,998	4,350,478	59,520
Deutsche Bank AG	Mexican Peso	20,541,479	Sell	11/30/12	1,549,291	1,585,941	(36,650)
HSBC	Singapore Dollar	10,646,380	Sell	10/05/12	8,494,000	8,675,283	(181,283)
HSBC	Brazilian Real	8,598,863	Sell	10/05/12	4,196,000	4,238,532	(42,532)
JPMorgan Chase & Co.	New Zealand Dollar	5,026,947	Sell	10/05/12	4,147,000	4,164,951	(17,951)
JPMorgan Chase & Co.	British Pound	2,711,525	Sell	10/05/12	4,283,000	4,378,512	(95,512)
JPMorgan Chase & Co.	British Pound	1,626,764	Sell	10/05/12	2,574,000	2,626,864	(52,864)
JPMorgan Chase & Co.	Mexican Peso	69,668,220	Sell	11/30/12	5,357,693	5,378,856	(21,163)
JPMorgan Chase & Co.	Turkish Lira	11,295,478	Sell	11/30/12	6,258,624	6,230,791	27,833
JPMorgan Chase & Co.	British Pound	5,000,000	Sell	10/05/12	7,842,910	8,073,892	(230,982)
JPMorgan Chase & Co.	Turkish Lira	7,214,172	Sell	11/30/12	3,979,416	3,979,468	(52)
JPMorgan Chase & Co.	British Pound	107,061	Sell	10/05/12	166,000	172,880	(6,880)
JPMorgan Chase & Co.	EU Euro	6,306,299	Sell	11/30/12	8,266,000	8,109,118	156,882
JPMorgan Chase & Co.	EU Euro	5,927,596	Sell	11/30/12	7,774,000	7,622,152	151,848
JPMorgan Chase & Co.	Canadian Dollar	3,914,063	Sell	11/30/12	4,027,000	3,975,791	51,209
JPMorgan Chase & Co.	Australian Dollar	1,968,398	Sell	11/30/12	2,041,000	2,030,864	10,136
JPMorgan Chase & Co.	Canadian Dollar	1,924,990	Sell	11/30/12	1,976,000	1,955,348	20,652
JPMorgan Chase & Co.	Japanese Yen	209,106,119	Sell	11/30/12	2,676,000	2,680,855	(4,855)
JPMorgan Chase & Co.	EU Euro	9,772,959	Sell	11/30/12	12,352,199	12,566,813	(214,614)
JPMorgan Chase & Co.	EU Euro	1,679,948	Sell	11/30/12	2,125,000	2,160,205	(35,205)
JPMorgan Chase & Co.	British Pound	2,272,201	Sell	10/05/12	3,520,779	3,669,100	(148,321)
JPMorgan Chase & Co.	Mexican Peso	121,162	Sell	11/30/12	8,994	9,355	(361)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Mexican Peso	92,727	Sell	11/30/12	$6,978	$7,159	$(181)
UBS Warburg LLC	British Pound	380,911	Sell	10/05/12	615,000	615,087	(87)
UBS Warburg LLC	British Pound	610,815	Sell	10/05/12	978,000	986,331	(8,331)
UBS Warburg LLC	British Pound	728,620	Sell	10/05/12	1,154,000	1,176,559	(22,559)
UBS Warburg LLC	British Pound	551,327	Sell	10/05/12	870,000	890,271	(20,271)
UBS Warburg LLC	New Zealand Dollar	984,488	Sell	10/05/12	794,000	815,672	(21,672)
UBS Warburg LLC	British Pound	1,131,530	Sell	10/05/12	1,755,000	1,827,169	(72,169)
UBS Warburg LLC	Japanese Yen	331,902,349	Sell	11/30/12	4,288,000	4,255,170	32,830
UBS Warburg LLC	Canadian Dollar	3,057,448	Sell	11/30/12	3,128,000	3,105,667	22,333
UBS Warburg LLC	EU Euro	1,614,650	Sell	11/30/12	2,036,000	2,076,240	(40,240)
UBS Warburg LLC	Australian Dollar	776,399	Sell	11/30/12	796,000	801,038	(5,038)
UBS Warburg LLC	Australian Dollar	1,654,028	Sell	11/30/12	1,702,000	1,706,518	(4,518)
UBS Warburg LLC	EU Euro	7,338,865	Sell	11/30/12	9,208,000	9,436,869	(228,869)
							$(6,249,039)

ING Global Bond Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	68	12/17/12	$7,795,230	$39,358
Canada 10-Year Bond	49	12/18/12	6,842,356	46,260
Euro-Bobl 5-Year	26	12/06/12	4,199,465	17,297
Euro-Schatz	301	12/06/12	42,826,493	39,956
Long Gilt	145	12/27/12	28,242,770	28,071
Short Gilt	40	12/27/12	6,754,404	(6,995)
U.S. Treasury 10-Year Note	327	12/19/12	43,649,392	233,325
U.S. Treasury 2-Year Note	108	12/31/12	23,817,376	(269)
U.S. Treasury 5-Year Note	38	12/31/12	4,736,047	7,624
U.S. Treasury Ultra Long Bond	11	12/19/12	1,817,406	316
			$170,680,939	$404,943
Short Contracts
30-year German Government Bond	(4)	12/06/12	(684,572)	(12,258)
Euro-Bund	(66)	12/06/12	(12,023,979)	(165,357)
Medium Gilt	(138)	12/27/12	(25,511,070)	6,594
U.S. Treasury Long Bond	(211)	12/19/12	(31,518,125)	(80,496)
			$(69,737,746)	$(251,517)

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.660% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Citigroup, Inc.	08/14/16	AUD	27,500,000	$222,358	$—	$222,358
Receive a fixed rate equal to 3.270% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG	07/17/16	AUD	57,700,000	59,601	—	59,601
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	49,000,000	(1,094,755)	—	(1,094,755)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	27,000,000	(605,100)	—	(605,100)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	28,500,000	(636,745)	—	(636,745)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	4,800,000,000	$(120,668)	$—	$(120,668)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	4,800,000,000	(104,253)	—	(104,253)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	4,800,000,000	(87,841)	—	(87,841)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	160,000,000	(328,521)	—	(328,521)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	194,000,000	(346,325)	—	(346,325)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	10,000,000,000	(336,138)	—	(336,138)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	10,000,000,000	(332,963)	—	(332,963)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	25,000,000,000	(208,769)	—	(208,769)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	250,000,000	(40,576)	—	(40,576)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	300,000,000	(45,242)	—	(45,242)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	105,000,000	(41,980)	—	(41,980)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	74,500,000	(313,778)	—	(313,778)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	76,000,000	(324,566)	—	(324,566)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	75,000,000	(262,907)	—	(262,907)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.000% Counterparty: Deutsche Bank AG	09/08/22	MXN	63,300,000	(63,150)	—	(63,150)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.310% Counterparty: JPMorgan Chase & Co.	09/13/17	MXN	110,000,000	(14,485)	—	(14,485)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	71,000,000	(221,153)	—	(221,153)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	384,000,000	(71,000)	—	(71,000)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	80,000,000	(246,658)	—	(246,658)
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	33,000,000	(349,017)	—	(349,017)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	33,500,000	(259,788)	—	(259,788)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.792% Counterparty: JPMorgan Chase & Co.	09/26/17	USD	40,160,000	$(47,716)	$—	$(47,716)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 5.850% Counterparty: Barclays Bank PLC	09/17/17	ZAR	69,000,000	(31,284)	—	(31,284)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 5.810% Counterparty: Barclays Bank PLC	09/18/17	ZAR	53,000,000	(12,711)	—	(12,711)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 6.720% Counterparty: Deutsche Bank AG	09/18/22	ZAR	36,000,000	(10,482)	—	(10,482)
				$(6,276,612)	$—	$(6,276,612)

ING Global Bond Portfolio Written OTC Options on September 30, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
33,200,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203	USD	01/04/13	$395,744	$(91,739)
		Total Written OTC Options				$395,744	$(91,739)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$4,930,011
Interest rate contracts	(6,064,459)
Total	$(1,134,448)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
88,595	iShares iBoxx $ High Yield Corporate Bond Fund	$8,183,520	3.4
203,829	SPDR Barclays Capital High Yield Bond ETF	8,198,003	3.5
	Total Exchange-Traded Funds
	(Cost $16,159,043)	16,381,523	6.9

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 93.1%
846,630	ING Emerging Markets Index Portfolio - Class I	9,516,126	4.0
2,774,824	ING International Index Portfolio - Class I	21,837,869	9.2
1,786,280	ING RussellTM Mid Cap Index Portfolio - Class I	21,613,985	9.1
384,200	ING RussellTM Small Cap Index Portfolio - Class I	4,856,286	2.0
10,172,904	ING U.S. Bond Index Portfolio - Class I	112,817,510	47.4
4,329,522	ING U.S. Stock Index Portfolio - Class I	50,828,593	21.4
	Total Mutual Funds
	(Cost $214,274,060)	221,470,369	93.1
	Total Investments in Securities (Cost $230,433,103)	$237,851,892	100.0
	Assets in Excess of Other Liabilities	15,624	—
	Net Assets	$237,867,516	100.0

	Cost for federal income tax purposes is $231,479,350.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,513,342
	Gross Unrealized Depreciation	(1,140,800)
	Net Unrealized Appreciation	$6,372,542

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,381,523	$—	$—	$16,381,523
Mutual Funds	221,470,369	—	—	221,470,369
Total Investments, at fair value	$237,851,892	$—	$—	$237,851,892

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2020 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.1%
7	iShares iBoxx $ High Yield Corporate Bond Fund	$647	3.8
14	SPDR Barclays Capital High Yield Bond ETF	563	3.3
	Total Exchange-Traded Funds
	(Cost $1,195)	1,210	7.1
MUTUAL FUNDS: 92.5%
	Affiliated Investment Companies: 92.5%
60	ING Emerging Markets Index Portfolio - Class I	676	4.0
240	ING International Index Portfolio - Class I	1,891	11.2
155	ING RussellTM Mid Cap Index Portfolio - Class I	1,871	11.1
41	ING RussellTM Small Cap Index Portfolio - Class I	516	3.0
533	ING U.S. Bond Index Portfolio - Class I	5,913	34.9
408	ING U.S. Stock Index Portfolio - Class I	4,791	28.3
	Total Mutual Funds
	(Cost $14,736)	15,658	92.5
	Total Investments in Securities (Cost $15,931)	$16,868	99.6
	Assets in Excess of Other Liabilities	67	0.4
	Net Assets	$16,935	100.0

	Cost for federal income tax purposes is $15,944.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$938
	Gross Unrealized Depreciation	(14)
	Net Unrealized Appreciation	$924

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,210	$—	$—	$1,210
Mutual Funds	15,658	—	—	15,658
Total Investments, at fair value	$16,868	$—	$—	$16,868

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2025 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
124,100	iShares iBoxx $ High Yield Corporate Bond Fund	$11,463,117	3.4
285,520	SPDR Barclays Capital High Yield Bond ETF	11,483,614	3.4
	Total Exchange-Traded Funds
	(Cost $22,652,090)	22,946,731	6.8
MUTUAL FUNDS: 93.2%
	Affiliated Investment Companies: 93.2%
1,517,594	ING Emerging Markets Index Portfolio - Class I	17,057,755	5.0
6,089,005	ING International Index Portfolio - Class I	47,920,469	14.2
3,920,268	ING RussellTM Mid Cap Index Portfolio - Class I	47,435,244	14.0
1,084,021	ING RussellTM Small Cap Index Portfolio - Class I	13,702,027	4.1
7,494,988	ING U.S. Bond Index Portfolio - Class I	83,119,415	24.6
8,996,370	ING U.S. Stock Index Portfolio - Class I	105,617,380	31.3
	Total Mutual Funds
	(Cost $301,344,831)	314,852,290	93.2
	Total Investments in Securities (Cost $323,996,921)	$337,799,021	100.0
	Liabilities in Excess of Other Assets	(679)	—
	Net Assets	$337,798,342	100.0
	Cost for federal income tax purposes is $324,783,222.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,015,799
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$13,015,799

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,946,731	$—	$—	$22,946,731
Mutual Funds	314,852,290	—	—	314,852,290
Total Investments, at fair value	$337,799,021	$—	$—	$337,799,021

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2030 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
4	iShares iBoxx $ High Yield Corporate Bond Fund	$369	2.1
9	SPDR Barclays Capital High Yield Bond ETF	362	2.1
	Total Exchange-Traded Funds
	(Cost $723)	731	4.2
MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 95.8%
93	ING Emerging Markets Index Portfolio - Class I	1,043	6.0
414	ING International Index Portfolio - Class I	3,260	18.7
202	ING RussellTM Mid Cap Index Portfolio - Class I	2,440	14.0
55	ING RussellTM Small Cap Index Portfolio - Class I	694	4.0
299	ING U.S. Bond Index Portfolio - Class I	3,320	19.1
503	ING U.S. Stock Index Portfolio - Class I	5,910	34.0
	Total Mutual Funds
	(Cost $15,263)	16,667	95.8
	Total Investments in Securities (Cost $15,986)	$17,398	100.0
	Assets in Excess of Other Liabilities	8	—
	Net Assets	$17,406	100.0
	Cost for federal income tax purposes is $15,994.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,404
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$1,404

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$731	$—	$—	$731
Mutual Funds	16,667	—	—	16,667
Total Investments, at fair value	$17,398	$—	$—	$17,398

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2035 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
53,647	iShares iBoxx $ High Yield Corporate Bond Fund	$4,955,374	1.9
123,424	SPDR Barclays Capital High Yield Bond ETF	4,964,113	2.0
	Total Exchange-Traded Funds
	(Cost $9,793,179)	9,919,487	3.9
MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 96.1%
1,386,969	ING Emerging Markets Index Portfolio - Class I	15,589,532	6.1
6,237,543	ING International Index Portfolio - Class I	49,089,462	19.1
3,170,376	ING RussellTM Mid Cap Index Portfolio - Class I	38,361,551	15.0
1,022,833	ING RussellTM Small Cap Index Portfolio - Class I	12,928,610	5.0
2,489,365	ING U.S. Bond Index Portfolio - Class I	27,607,054	10.8
8,754,392	ING U.S. Stock Index Portfolio - Class I	102,776,567	40.1
	Total Mutual Funds
	(Cost $234,612,392)	246,352,776	96.1
	Total Investments in Securities (Cost $244,405,571)	$256,272,263	100.0
	Liabilities in Excess of Other Assets	(18,926)	—
	Net Assets	$256,253,337	100.0
	Cost for federal income tax purposes is $244,930,356.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,341,907
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$11,341,907

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,919,487	$—	$—	$9,919,487
Mutual Funds	246,352,776	—	—	246,352,776
Total Investments, at fair value	$256,272,263	$—	$—	$256,272,263

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2040 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
	Affiliated Investment Companies: 99.9%
112	ING Emerging Markets Index Portfolio - Class I	$1,264	7.1
455	ING International Index Portfolio - Class I	3,580	20.2
234	ING RussellTM Mid Cap Index Portfolio - Class I	2,831	15.9
71	ING RussellTM Small Cap Index Portfolio - Class I	895	5.0
139	ING U.S. Bond Index Portfolio - Class I	1,543	8.7
651	ING U.S. Stock Index Portfolio - Class I	7,641	43.0
	Total Mutual Funds
	(Cost $16,033)	17,754	99.9
	Assets in Excess of Other Liabilities	10	0.1
	Net Assets	$17,764	100.0
	Cost for federal income tax purposes is $16,035.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,723
	Gross Unrealized Depreciation	(4)
	Net Unrealized Appreciation	$1,719

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$17,754	$—	$—	$17,754
Total Investments, at fair value	$17,754	$—	$—	$17,754

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2045 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
1,237,870	ING Emerging Markets Index Portfolio - Class I	$13,913,663	9.2
4,067,938	ING International Index Portfolio - Class I	32,014,669	21.1
2,120,426	ING RussellTM Mid Cap Index Portfolio - Class I	25,657,158	16.9
603,573	ING RussellTM Small Cap Index Portfolio - Class I	7,629,168	5.0
665,918	ING U.S. Bond Index Portfolio - Class I	7,385,028	4.9
5,552,160	ING U.S. Stock Index Portfolio - Class I	65,182,353	42.9
	Total Mutual Funds
	(Cost $144,473,216)	151,782,039	100.0
	Liabilities in Excess of Other Assets	(65,858)	—
	Net Assets	$151,716,181	100.0
	Cost for federal income tax purposes is $145,002,439.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,687,563
	Gross Unrealized Depreciation	(907,963)
	Net Unrealized Appreciation	$6,779,600

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$151,782,039	$—	$—	$151,782,039
Total Investments, at fair value	$151,782,039	$—	$—	$151,782,039

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2050 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
141	ING Emerging Markets Index Portfolio - Class I	$1,583	9.0
464	ING International Index Portfolio - Class I	3,648	20.8
248	ING RussellTM Mid Cap Index Portfolio - Class I	2,999	17.1
69	ING RussellTM Small Cap Index Portfolio - Class I	878	5.0
80	ING U.S. Bond Index Portfolio - Class I	884	5.0
644	ING U.S. Stock Index Portfolio - Class I	7,566	43.1
	Total Mutual Funds
	(Cost $15,882)	17,558	100.0
	Assets in Excess of Other Liabilities	6	—
	Net Assets	$17,564	100.0
	Cost for federal income tax purposes is $15,883.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,675
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$1,675

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$17,558	$—	$—	$17,558
Total Investments, at fair value	$17,558	$—	$—	$17,558

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution 2055 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
194,577	ING Emerging Markets Index Portfolio - Class I	$2,187,047	9.2
639,418	ING International Index Portfolio - Class I	5,032,218	21.1
333,377	ING RussellTM Mid Cap Index Portfolio - Class I	4,033,857	16.9
94,866	ING RussellTM Small Cap Index Portfolio - Class I	1,199,110	5.0
104,777	ING U.S. Bond Index Portfolio - Class I	1,161,972	4.9
872,993	ING U.S. Stock Index Portfolio - Class I	10,248,944	42.9
	Total Mutual Funds
	(Cost $22,835,043)	23,863,148	100.0
	Liabilities in Excess of Other Assets	(7,458)	—
	Net Assets	$23,855,690	100.0
	Cost for federal income tax purposes is $23,014,723.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$848,425
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$848,425

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$23,863,148	$—	$—	$23,863,148
Total Investments, at fair value	$23,863,148	$—	$—	$23,863,148

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Portfolio of Investments
ING Index Solution Income Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
70,231	iShares iBoxx $ High Yield Corporate Bond Fund	$6,487,237	3.4
161,571	SPDR Barclays Capital High Yield Bond ETF	6,498,386	3.5
	Total Exchange-Traded Funds
	(Cost $12,809,922)	12,985,623	6.9
MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 93.1%
328,173	ING Emerging Markets Index Portfolio - Class I	3,688,668	2.0
1,221,455	ING International Index Portfolio - Class I	9,612,851	5.1
1,257,944	ING RussellTM Mid Cap Index Portfolio - Class I	15,221,120	8.1
9,732,853	ING U.S. Bond Index Portfolio - Class I	107,937,343	57.5
3,265,038	ING U.S. Stock Index Portfolio - Class I	38,331,548	20.4
	Total Mutual Funds
	(Cost $168,483,060)	174,791,530	93.1
	Total Investments in Securities (Cost $181,292,982)	$187,777,153	100.0
	Assets in Excess of Other Liabilities	37,089	—
	Net Assets	$187,814,242	100.0
	Cost for federal income tax purposes is $181,907,138.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,566,140
	Gross Unrealized Depreciation	(696,125)
	Net Unrealized Appreciation	$5,870,015

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,985,623	$—	$—	$12,985,623
Mutual Funds	174,791,530	—	—	174,791,530
Total Investments, at fair value	$187,777,153	$—	$—	$187,777,153

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 15.9%
86,109		Carnival Corp.	$3,137,812	1.0
280,997		Comcast Corp. – Class A	10,051,263	3.0
235,345	@	General Motors Co.	5,354,099	1.6
25,589		Kohl’s Corp.	1,310,669	0.4
128,888		Lowe’s Cos., Inc.	3,897,573	1.2
224,128		News Corp. - Class B	5,558,374	1.7
171,582		Staples, Inc.	1,976,625	0.6
43,543		Target Corp.	2,763,674	0.8
83,455		Time Warner Cable, Inc.	7,933,232	2.4
72,077		Time Warner, Inc.	3,267,250	1.0
136,540		Viacom - Class B	7,317,179	2.2
			52,567,750	15.9
		Consumer Staples: 6.1%
59,798		Archer-Daniels-Midland Co.	1,625,310	0.5
122,874		CVS Caremark Corp.	5,949,559	1.8
115,145		Kraft Foods, Inc.	4,761,246	1.4
6,694		PepsiCo, Inc.	473,734	0.1
18,705		Procter & Gamble Co.	1,297,379	0.4
134,452		Unilever NV ADR	4,770,357	1.5
18,188		Wal-Mart Stores, Inc.	1,342,274	0.4
			20,219,859	6.1
		Energy: 12.7%
178,638		BP PLC ADR	7,567,106	2.3
43,289		Chevron Corp.	5,045,766	1.5
189,695		Halliburton Co.	6,390,824	2.0
91,018		Murphy Oil Corp.	4,886,756	1.5
49,387	@	Noble Corp.	1,767,067	0.5
120,683		QEP Resources, Inc.	3,820,824	1.2
85,101		Royal Dutch Shell PLC - Class A ADR	5,906,860	1.8
502,344	@	Weatherford International Ltd.	6,369,722	1.9
			41,754,925	12.7
		Financials: 22.4%
26,658		Aflac, Inc.	1,276,385	0.4
210,531		Allstate Corp.	8,339,133	2.5
482,298		Bank of America Corp.	4,258,691	1.3
284,844		Bank of New York Mellon Corp.	6,443,171	2.0
318,925		Citigroup, Inc.	10,435,226	3.2
221,583		Fifth Third Bancorp.	3,436,752	1.0
25,676		Goldman Sachs Group, Inc.	2,918,848	0.9
240,544		JPMorgan Chase & Co.	9,737,221	2.9
105,998		Metlife, Inc.	3,652,691	1.1
161,745		Morgan Stanley	2,707,611	0.8
80,384		PNC Financial Services Group, Inc.	5,072,230	1.5
34,904		State Street Corp.	1,464,572	0.4
66,007		Travelers Cos., Inc.	4,505,638	1.4
77,782		US Bancorp.	2,667,923	0.8
205,750		Wells Fargo & Co.	7,104,548	2.2
			74,020,640	22.4
		Health Care: 14.3%
182,707		Bristol-Myers Squibb Co.	6,166,361	1.8
66,742		Cardinal Health, Inc.	2,600,936	0.8
76,487		GlaxoSmithKline PLC ADR	3,536,759	1.1
161,802		Merck & Co., Inc.	7,297,270	2.2
48,158		Novartis AG	2,947,439	0.9
320,880		Pfizer, Inc.	7,973,868	2.4
62,206		Roche Holding AG ADR ADR	2,923,060	0.9
101,276		Sanofi-Aventis SA ADR	4,360,945	1.3
113,613		UnitedHealth Group, Inc.	6,295,296	1.9
55,672		WellPoint, Inc.	3,229,533	1.0
			47,331,467	14.3
		Industrials: 6.3%
76,421		Emerson Electric Co.	3,688,842	1.1
330,438		General Electric Co.	7,504,247	2.3
38,198		Honeywell International, Inc.	2,282,330	0.7
115,777		Ingersoll-Rand PLC	5,189,125	1.6
84,078		Textron, Inc.	2,200,321	0.6
			20,864,865	6.3
		Information Technology: 10.5%
185,555		Cisco Systems, Inc.	3,542,245	1.1
328,210		Corning, Inc.	4,315,962	1.3
68,206		Dell, Inc.	672,511	0.2
114,308	@	eBay, Inc.	5,533,650	1.7
292,822		Hewlett-Packard Co.	4,995,543	1.5
91,275		Intel Corp.	2,070,117	0.6
276,987		Microsoft Corp.	8,248,673	2.5
323,243	@	Yahoo!, Inc.	5,163,807	1.6
			34,542,508	10.5
		Materials: 2.9%
412,192		Alcoa, Inc.	3,647,899	1.1
164,491		International Paper Co.	5,974,313	1.8
			9,622,212	2.9
		Telecommunication Services: 2.8%
66,816		AT&T, Inc.	2,518,963	0.8
73,116		Verizon Communications, Inc.	3,331,896	1.0
115,329		Vodafone Group PLC ADR	3,286,300	1.0
			9,137,159	2.8
		Utilities: 2.4%
64,371		FirstEnergy Corp.	2,838,761	0.9
173,572		PPL Corp.	5,042,267	1.5
			7,881,028	2.4
		Total Common Stock
		(Cost $263,607,891)	317,942,413	96.3

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Mutual Funds: 3.8%
12,632,019		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $12,632,019)	$12,632,019	3.8
		Total Short-Term Investments
		(Cost $12,632,019)	12,632,019	3.8
		Total Investments in Securities (Cost $276,239,910)	$330,574,432	100.1
		Liabilities in Excess of Other Assets	(309,438)	(0.1)
		Net Assets	$330,264,994	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $304,267,808.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$72,362,404
		Gross Unrealized Depreciation	(46,055,780)
		Net Unrealized Appreciation	$26,306,624

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$52,567,750	$—	$—	$52,567,750
Consumer Staples	20,219,859	—	—	20,219,859
Energy	41,754,925	—	—	41,754,925
Financials	74,020,640	—	—	74,020,640
Health Care	44,384,028	2,947,439	—	47,331,467
Industrials	20,864,865	—	—	20,864,865
Information Technology	34,542,508	—	—	34,542,508
Materials	9,622,212	—	—	9,622,212
Telecommunication Services	9,137,159	—	—	9,137,159
Utilities	7,881,028	—	—	7,881,028
Total Common Stock	314,994,974	2,947,439	—	317,942,413
Short-Term Investments	12,632,019	—	—	12,632,019
Total Investments, at fair value	$327,626,993	$2,947,439	$—	$330,574,432
Other Financial Instruments+
Forward Foreign Currency Contracts	—	114,562	—	114,562
Total Assets	$327,626,993	$3,062,001	$—	$330,688,994
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(4,390)	$—	$(4,390)
Total Liabilities	$—	$(4,390)	$—	$(4,390)

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of September 30, 2012 (Unaudited) (continued)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

CIBC World Markets	Swiss Franc	1,500,741	Buy	10/28/12	$1,600,961	$1,596,571	$(4,390)
							$(4,390)

The Bank of New York Mellon	EU Euro	3,406,926	Sell	10/26/12	$4,399,122	$4,379,240	$19,882
The Bank of New York Mellon	British Pound	1,229,955	Sell	10/26/12	1,991,671	1,985,970	5,701
The Bank of New York Mellon	Swiss Franc	750,078	Sell	10/26/12	800,480	797,943	2,537
CIBC World Markets	EU Euro	1,780,471	Sell	10/26/12	2,299,541	2,288,606	10,935
CIBC World Markets	British Pound	2,606,691	Sell	10/26/12	4,222,344	4,208,943	13,401
CIBC World Markets	Swiss Franc	1,500,189	Sell	10/26/12	1,600,961	1,595,920	5,041
Citigroup, Inc.	Swiss Franc	756,608	Sell	10/26/12	807,509	804,889	2,620
Citigroup, Inc.	British Pound	1,238,666	Sell	10/26/12	2,006,081	2,000,035	6,046
Citigroup, Inc.	EU Euro	3,470,943	Sell	10/26/12	4,482,064	4,461,528	20,536
State Street Bank	EU Euro	1,749,622	Sell	10/26/12	2,259,549	2,248,952	10,597
State Street Bank	British Pound	2,459,459	Sell	10/26/12	3,983,343	3,971,213	12,130
State Street Bank	Swiss Franc	1,500,099	Sell	10/26/12	1,600,961	1,595,825	5,136
							$114,562

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.0%
		Consumer Discretionary: 7.5%
133,883		Carnival Corp.	$4,878,696	0.7
303,228		Comcast Corp. — Class A	10,846,466	1.5
113,955		Home Depot, Inc.	6,879,463	0.9
79,442		Kohl’s Corp.	4,069,019	0.5
112,520		Time Warner Cable, Inc.	10,696,151	1.4
144,514		Time Warner, Inc.	6,550,820	0.9
226,218		Viacom - Class B	12,123,023	1.6
			56,043,638	7.5
		Consumer Staples: 7.8%
197,645		Archer-Daniels-Midland Co.	5,371,991	0.7
539,195		Avon Products, Inc.	8,600,160	1.1
95,788		Coca-Cola Co.	3,633,239	0.5
43,192		Energizer Holdings, Inc.	3,222,555	0.4
124,913		Kraft Foods, Inc.	5,165,152	0.7
106,379		PepsiCo, Inc.	7,528,442	1.0
138,812		Procter & Gamble Co.	9,628,000	1.3
183,262		Sysco Corp.	5,730,603	0.8
187,600		Unilever NV ADR	6,656,048	0.9
87,656		Walgreen Co.	3,194,185	0.4
			58,730,375	7.8
		Energy: 6.5%
132,467		Anadarko Petroleum Corp.	9,262,093	1.2
85,037		Baker Hughes, Inc.	3,846,223	0.5
88,855		Chevron Corp.	10,356,939	1.4
54,995		ConocoPhillips	3,144,614	0.4
63,597		Devon Energy Corp.	3,847,618	0.5
79,475		ExxonMobil Corp.	7,267,989	1.0
78,176		Halliburton Co.	2,633,749	0.4
28,098		Occidental Petroleum Corp.	2,418,114	0.3
152,549		Williams Cos., Inc.	5,334,639	0.7
36,001	@	WPX Energy, Inc.	597,257	0.1
			48,709,235	6.5
		Financials: 14.8%
83,205	@	Aon PLC	4,350,790	0.6
170,439		BB&T Corp.	5,651,757	0.7
398,765		Charles Schwab Corp.	5,100,204	0.7
56,410		Chubb Corp.	4,302,955	0.6
322,972		Citigroup, Inc.	10,567,644	1.4
120,730		Comerica, Inc.	3,748,667	0.5
292,428		Fifth Third Bancorp.	4,535,558	0.6
10,884		Goldman Sachs Group, Inc.	1,237,293	0.1
593,790		JPMorgan Chase & Co.	24,036,619	3.2
362,750		Marsh & McLennan Cos., Inc.	12,308,108	1.6
212,937		Morgan Stanley	3,564,565	0.5
93,398		Northern Trust Corp.	4,335,068	0.6
164,845		PNC Financial Services Group, Inc.	10,401,720	1.4
108,267		State Street Corp.	4,542,883	0.6
90,214		US Bancorp.	3,094,340	0.4
197,034		Wells Fargo & Co.	6,803,584	0.9
83,011		Willis Group Holdings Ltd.	3,064,766	0.4
			111,646,521	14.8
		Health Care: 9.0%
29,144		Amgen, Inc.	2,457,422	0.3
249,461		Bristol-Myers Squibb Co.	8,419,309	1.1
85,340		Cigna Corp.	4,025,488	0.5
95,041		Eli Lilly & Co.	4,505,894	0.6
45,248	@	Hospira, Inc.	1,485,039	0.2
227,302		Medtronic, Inc.	9,801,262	1.3
258,611		Merck & Co., Inc.	11,663,356	1.6
8,725		Novartis AG ADR	534,494	0.1
49,204		Novartis AG	3,011,458	0.4
452,876		Pfizer, Inc.	11,253,969	1.5
139,113		UnitedHealth Group, Inc.	7,708,251	1.0
52,633		WellPoint, Inc.	3,053,240	0.4
			67,919,182	9.0
		Industrials: 5.8%
96,689		Cintas Corp.	4,007,759	0.6
968,416		General Electric Co.	21,992,728	2.9
137,348		Ingersoll-Rand PLC	6,155,937	0.8
199,485		Tyco International Ltd.	11,223,026	1.5
			43,379,450	5.8
		Information Technology: 6.0%
177,311	@	Amdocs Ltd.	5,849,490	0.8
415,218		Applied Materials, Inc.	4,635,909	0.6
224,213	@	eBay, Inc.	10,854,151	1.4
181,809		Intel Corp.	4,123,428	0.6
139,815	@	Juniper Networks, Inc.	2,392,235	0.3
421,114		Microsoft Corp.	12,540,775	1.7
266,215		Western Union Co.	4,850,437	0.6
			45,246,425	6.0
		Materials: 0.7%
47,198		PPG Industries, Inc.	5,420,218	0.7

		Telecommunication Services: 2.0%
110,437		Verizon Communications, Inc.	5,032,614	0.7
359,219		Vodafone Group PLC ADR	10,235,946	1.3
			15,268,560	2.0
		Utilities: 1.9%
87,079		Edison International	3,978,639	0.5
43,112		Entergy Corp.	2,987,661	0.4
83,087		FirstEnergy Corp.	3,664,137	0.5
66,687		Pinnacle West Capital Corp.	3,521,074	0.5
			14,151,511	1.9
		Total Common Stock
		(Cost $373,608,790)	466,515,115	62.0

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.3%
77,400		SPDR S&P Homebuilders	$1,921,068	0.3
		Total Exchange-Traded Funds
		(Cost $1,365,681)	1,921,068	0.3
PREFERRED STOCK: 1.9%
		Consumer Discretionary: 0.1%
7,890	@	Nielsen Holdings NV	444,552	0.1

		Energy: 0.6%
88,000	@, P	El Paso Energy Capital Trust I	4,781,920	0.6

		Financials: 0.6%
35,144	@	Keycorp	4,349,070	0.6

		Health Care: 0.4%
1,600	@	Healthsouth Corp.	1,747,400	0.2
30,451	@, P	Omnicare, Inc.	1,416,885	0.2
			3,164,285	0.4
		Industrials: 0.2%
179,631	#, @	Swift Mandatory Common Exchange Security Trust	1,602,201	0.2
		Total Preferred Stock
		(Cost $11,990,857)	14,342,028	1.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.3%
		Consumer Discretionary: 2.3%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	$672,083	0.1
395,000		Autozone, Inc., 6.500%, 01/15/14	422,568	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	669,933	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	174,481	0.0
355,000		COX Communications, Inc., 5.450%, 12/15/14	390,668	0.1
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	91,756	0.0
185,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	190,190	0.0
310,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	316,974	0.1
2,785,000		International Game Technology, 3.250%, 05/01/14	2,922,509	0.4
2,349,100		Liberty Media Corp., 3.125%, 03/30/23	3,318,104	0.4
4,434,000		MGM Resorts International, 4.250%, 04/15/15	4,619,674	0.6
200,000		NBCUniversal Media LLC, 2.100%, 04/01/14	204,273	0.0
125,000		NBCUniversal Media LLC, 5.150%, 04/30/20	148,401	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/41	258,509	0.0
645,000		Target Corp., 2.900%, 01/15/22	684,998	0.1
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	525,857	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	189,940	0.0
555,000		Tupperware Brands Corp., 4.750%, 06/01/21	593,196	0.1
200,000		WPP Finance UK, 8.000%, 09/15/14	224,636	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	613,473	0.1
115,000		Yum! Brands, Inc., 6.250%, 03/15/18	139,639	0.0
			17,371,862	2.3

		Consumer Staples: 0.4%
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	402,956	0.1
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	256,243	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	299,398	0.0
373,598		CVS Pass-Through Trust, 6.036%, 12/10/28	434,986	0.1
235,000		Delhaize Group, 5.875%, 02/01/14	246,990	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	460,684	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	330,216	0.0
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	490,224	0.1
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	137,886	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	71,973	0.0
			3,131,556	0.4

		Energy: 1.0%
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	205,374	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	372,585	0.1
1,268,000		Helix Energy Solutions Group, Inc., 3.250%, 12/15/25	1,278,303	0.2

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy: (continued)
351,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	$391,584	0.1
250,000		Hess Corp., 5.600%, 02/15/41	291,443	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/22	268,296	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	134,258	0.0
1,020,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,201,050	0.2
320,000	#	Phillips 66, 1.950%, 03/05/15	327,620	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	313,874	0.0
625,000	#	Southwestern Energy Co., 4.100%, 03/15/22	664,830	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	225,703	0.0
1,841,000	#	Stone Energy Corp., 1.750%, 03/01/17	1,761,607	0.2
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	287,185	0.0
			7,723,712	1.0
		Financials: 6.5%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	167,087	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	296,147	0.0
300,000		Aegon NV, 4.625%, 12/01/15	328,511	0.0
3,071,000		Affiliated Managers Group, Inc., 3.950%, 08/15/38	3,437,601	0.5
700,000		Ally Financial, Inc., 2.200%, 12/19/12	703,101	0.1
850,000		American Tower Corp., 4.500%, 01/15/18	939,295	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	134,743	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	570,862	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	460,848	0.1
165,000		Barclays Bank PLC, 2.750%, 02/23/15	170,368	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	311,772	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	642,325	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	324,886	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	432,142	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	590,530	0.1
1,500,000		Citibank NA, 1.750%, 12/28/12	1,505,814	0.2
4,200,000		Citigroup Funding, Inc., 2.250%, 12/10/12	4,217,048	0.6
575,000		Citigroup, Inc., 6.125%, 11/21/17	677,482	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	456,947	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	380,123	0.1
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,119,129	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	364,009	0.0
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	228,241	0.0
340,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	344,486	0.0
380,000		General Electric Capital Corp., 4.650%, 10/17/21	426,786	0.1
4,950,000		General Electric Capital Corp., 2.625%, 12/28/12	4,980,843	0.7
700,000		General Electric Capital Corp., 6.000%, 08/07/19	852,779	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	4,025,235	0.5
355,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	392,146	0.1
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	841,565	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	371,112	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	474,300	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	496,494	0.1
225,000		International Lease Finance Corp., 5.875%, 08/15/22	232,923	0.0
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	374,898	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	925,288	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	238,878	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	545,376	0.1
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	515,920	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	528,372	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials: (continued)
1,144,000		MGIC Investment Corp., 5.000%, 05/01/17	$783,640	0.1
370,000		Moody’s Corp., 4.500%, 09/01/22	393,143	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	775,780	0.1
560,000		Morgan Stanley, 6.375%, 07/24/42	619,623	0.1
790,000		Morgan Stanley, 3.450%, 11/02/15	810,146	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	702,592	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	236,436	0.0
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	217,233	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	174,957	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	654,946	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	328,388	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	250,694	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	427,334	0.1
225,000		PNC Funding Corp., 6.700%, 06/10/19	286,677	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	352,662	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	107,656	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	664,672	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	198,626	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	474,444	0.1
190,000		Simon Property Group L.P., 4.750%, 03/15/42	206,300	0.0
705,000		SLM Corp., 3.875%, 09/10/15	727,035	0.1
775,000	#	Societe Generale, 2.500%, 01/15/14	780,580	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	332,481	0.0
225,000		UBS AG, 5.750%, 04/25/18	265,532	0.0
305,000		UBS AG, 5.875%, 12/20/17	361,537	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	531,438	0.1
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	181,170	0.0
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	367,250	0.1
570,000		Wells Fargo & Co., 5.625%, 12/11/17	685,299	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	446,081	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	371,055	0.1
			48,741,819	6.5
		Health Care: 3.6%
610,000		Aetna, Inc., 3.950%, 09/01/20	663,569	0.1
1,840,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	2,025,150	0.3
1,460,000		Dendreon Corp., 2.875%, 01/15/16	977,287	0.1
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, 04/15/15	2,244,434	0.3
270,000		Express Scripts, Inc., 3.125%, 05/15/16	288,221	0.0
2,930,000		Gilead Sciences, Inc., 1.625%, 05/01/16	4,598,269	0.6
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	114,662	0.0
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,788,806	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	219,824	0.0
959,000		NuVasive, Inc., 2.750%, 07/01/17	920,041	0.1
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,136,413	0.2
2,071,000		Omnicare, Inc., 3.750%, 04/01/42	2,037,346	0.3
876,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	853,005	0.1
930,000		Salix Pharmaceuticals Ltd., 2.750%, 05/15/15	1,093,331	0.2
2,365,000		Teleflex, Inc., 3.875%, 08/01/17	2,988,769	0.4
2,475,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	3,191,203	0.4
			27,140,330	3.6
		Industrials: 0.7%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	433,871	0.1
400,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	408,000	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Industrials: (continued)
281,531		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	$300,535	0.0
330,000		CSX Corp., 5.500%, 04/15/41	399,499	0.1
105,000		CSX Corp., 6.150%, 05/01/37	134,613	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,044,248	0.1
221,533		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	242,025	0.0
285,000		General Electric Co., 5.250%, 12/06/17	337,675	0.0
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	510,286	0.1
545,000		Pentair, Inc., 5.000%, 05/15/21	614,892	0.1
175,000		Raytheon Co., 1.625%, 10/15/15	179,408	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	269,296	0.0
170,000		Union Pacific Corp., 6.125%, 02/15/20	212,402	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	227,615	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	402,899	0.1
			5,717,264	0.7
		Information Technology: 3.5%
2,081,000	#	Ciena Corp., 4.000%, 03/15/15	2,250,081	0.3
45,000		Corning, Inc., 6.625%, 05/15/19	56,538	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	380,023	0.0
2,338,000		Lam Research Corp., 1.250%, 05/15/18	2,270,783	0.3
2,120,000		Linear Technology Corp., 3.000%, 05/01/27	2,206,125	0.3
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,005,284	0.3
1,799,000		Micron Technology, Inc., 1.500%, 08/01/31	1,626,971	0.2
1,141,000		Novellus Systems, Inc., 2.625%, 05/15/41	1,272,928	0.2
6,649,000		SanDisk Corp., 1.000%, 05/15/13	6,603,288	0.9
4,972,000		SanDisk Corp., 1.500%, 08/15/17	5,652,543	0.8
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,759,200	0.2
			26,083,764	3.5
		Materials: 1.5%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	394,166	0.1
570,000		ArcelorMittal, 4.000%, 08/05/15	566,774	0.1
80,000		ArcelorMittal, 7.000%, 03/01/41	72,193	0.0
460,000		ArcelorMittal, 10.100%, 06/01/19	530,602	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	409,903	0.1
235,000		Barrick Gold Corp., 3.850%, 04/01/22	247,244	0.0
350,000		Barrick North America Finance LLC, 5.700%, 05/30/41	402,770	0.1
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	4,281,188	0.6
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	329,723	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	393,073	0.0
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	748,955	0.1
195,000		International Paper Co., 6.000%, 11/15/41	238,794	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	284,832	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	721,819	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	458,757	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	84,703	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	121,952	0.0
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	474,690	0.1
250,000		Vale Overseas Ltd., 6.875%, 11/10/39	293,151	0.0
			11,055,289	1.5
		Telecommunication Services: 1.2%
225,000		America Movil SAB de CV, 2.375%, 09/08/16	235,301	0.0
455,000		America Movil SAB de CV, 4.375%, 07/16/42	473,682	0.1
4,000		AT&T Corp., 8.000%, 11/15/31	6,171	0.0
390,000		AT&T, Inc., 1.600%, 02/15/17	400,613	0.1
440,000		AT&T, Inc., 3.000%, 02/15/22	466,233	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	122,194	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	344,872	0.0
275,000		CenturyLink, Inc., 7.650%, 03/15/42	294,163	0.0

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services: (continued)
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	$359,279	0.0
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	249,050	0.0
220,000		France Telecom SA, 5.375%, 01/13/42	259,856	0.0
983,000		SBA Communications Corp., 1.875%, 05/01/13	1,499,075	0.2
640,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	708,800	0.1
880,000		TW Telecom, Inc., 2.375%, 04/01/26	1,249,600	0.2
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	177,888	0.0
190,000		Verizon Communications, Inc., 4.750%, 11/01/41	219,646	0.0
315,000		Verizon Communications, Inc., 6.350%, 04/01/19	404,503	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	379,157	0.1
1,170,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	1,287,000	0.2
			9,137,083	1.2
		Utilities: 0.6%
80,407		CenterPoint Energy, Inc., 0.343%, 09/15/29	3,231,356	0.4
150,000	#	EDF S.A., 4.600%, 01/27/20	168,707	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	442,005	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	173,155	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	366,408	0.1
			4,381,631	0.6
		Total Corporate Bonds/Notes
		(Cost $145,515,727)	160,484,310	21.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.771%, 10/20/14	350,339	0.0
		Total Collateralized Mortgage Obligations
		(Cost $350,000)	350,339	0.0

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	205,467	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	376,968	0.1
			582,435	0.1
		Texas: 0.0%
230,000		Texas State Transportation Commission, 5.028%, 04/01/26	280,345	0.0
		Total Municipal Bonds
		(Cost $734,036)	862,780	0.1

U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury Bonds: 3.5%
2,670,000		3.500%, due 02/15/39	3,069,667	0.4
2,000,000		2.625%, due 11/15/20	2,209,688	0.3
400,000		1.750%, due 03/31/14	409,172	0.1
20,000		1.750%, due 05/15/22	20,292	0.0
290,000		2.000%, due 11/15/21	302,891	0.0
2,940,000		2.250%, due 01/31/15	3,075,516	0.4
1,001,000		2.500%, due 03/31/15	1,056,681	0.1
1,400,000		2.625%, due 06/30/14	1,458,461	0.2
1,500,000		2.625%, due 07/31/14	1,565,625	0.2
2,000,000		2.625%, due 04/30/16	2,159,062	0.3
3,500,000		3.125%, due 11/15/41	3,734,063	0.5
2,000,000		4.250%, due 11/15/40	2,600,626	0.4
1,300,000		4.375%, due 11/15/39	1,720,470	0.2
1,800,000		4.625%, due 02/15/40	2,473,875	0.3
230,000		6.875%, due 08/15/25	358,764	0.1
			26,214,853	3.5
		U.S. Treasury Notes: 5.7%
18,000,000		0.250%, due 04/30/14	18,009,144	2.4
1,500,000		1.875%, due 04/30/14	1,539,141	0.2
4,000,000		0.125%, due 07/31/14	3,992,656	0.5
5,000,000		0.250%, due 02/28/14	5,003,515	0.7
310,000		0.625%, due 05/31/17	310,920	0.0
120,000		0.875%, due 04/30/17	121,744	0.0
880,000		2.125%, due 11/30/14	915,544	0.1
2,630,000		2.375%, due 10/31/14	2,746,091	0.4
10,000,000		2.750%, due 10/31/13	10,276,170	1.4
			42,914,925	5.7

		Total U.S. Treasury Obligations
		(Cost $65,106,643)	69,129,778	9.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
		Federal Home Loan Mortgage Corporation: 0.5%##
550,000		3.000%, due 07/28/14	576,856	0.1
2,400,000		4.875%, due 06/13/18	2,926,030	0.4
			3,502,886	0.5
		Federal National Mortgage Association: 0.5%##
2,130,000		4.375%, due 10/15/15	2,386,588	0.3

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
915,000		6.625%, due 11/15/30	$1,409,538	0.2
			3,796,126	0.5
		Total U.S. Government Agency Obligations
		(Cost $6,390,987)	7,299,012	1.0
FOREIGN GOVERNMENT BONDS: 0.2%
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,148,400	0.2
100,000		Peruvian Government International Bond, 7.125%, 03/30/19	133,000	0.0
		Total Foreign Government Bonds
		(Cost $1,076,498)	1,281,400	0.2
		Total Long-Term Investments
		(Cost $606,139,219)	722,185,830	96.0

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Mutual Funds: 3.7%
27,933,459		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $27,933,459)	$27,933,459	3.7
		Total Short-Term Investments
		(Cost $27,933,459)	27,933,459	3.7
		Total Investments in Securities (Cost $634,072,678)	$750,119,289	99.7
		Assets in Excess of Other Liabilities	2,299,789	0.3
		Net Assets	$752,419,078	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.

		Cost for federal income tax purposes is $634,906,098.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$130,274,772
		Gross Unrealized Depreciation	(15,061,581)
		Net Unrealized Appreciation	$115,213,191

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$56,043,638	$—	$—	$56,043,638
Consumer Staples	58,730,375	—	—	58,730,375
Energy	48,709,235	—	—	48,709,235
Financials	111,646,521	—	—	111,646,521
Health Care	64,907,724	3,011,458	—	67,919,182
Industrials	43,379,450	—	—	43,379,450
Information Technology	45,246,425	—	—	45,246,425
Materials	5,420,218	—	—	5,420,218
Telecommunication Services	15,268,560	—	—	15,268,560
Utilities	14,151,511	—	—	14,151,511
Total Common Stock	463,503,657	3,011,458	—	466,515,115
Exchange-Traded Funds	1,921,068	—	—	1,921,068
Preferred Stock	4,349,070	9,992,958	—	14,342,028
Corporate Bonds/Notes	—	156,459,075	4,025,235	160,484,310
Collateralized Mortgage Obligations	—	350,339	—	350,339
Municipal Bonds	—	862,780	—	862,780
U.S. Treasury Obligations	—	69,129,778	—	69,129,778
Short-Term Investments	27,933,459	—	—	27,933,459
U.S. Government Agency Obligations	—	7,299,012	—	7,299,012
Foreign Government Bonds	—	1,281,400	—	1,281,400
Total Investments, at fair value	$497,707,254	$248,386,800	$4,025,235	$750,119,289
Other Financial Instruments+
Forward Foreign Currency Contracts	—	163,732	—	163,732
Total Assets	$497,707,254	$248,550,532	$4,025,235	$750,283,021

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon	EU Euro	4,168,374	Sell	10/26/12	$5,445,689	$5,358,000	$87,689

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon	Swiss Franc	915,992	Sell	10/26/12	$986,720	$974,444	$12,276
The Bank of New York Mellon	Swiss Franc	1,438,647	Sell	10/26/12	1,549,732	1,530,452	19,280
State Street Bank	British Pound	4,667,592	Sell	10/26/12	7,581,103	7,536,616	44,487
							$163,732

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 20.2%
37,975	@	AMC Networks, Inc.	$1,652,672	0.4
14,150	@	Autozone, Inc.	5,230,830	1.2
59,100	@	Bed Bath & Beyond, Inc.	3,723,300	0.8
92,700		Cablevision Systems Corp.	1,469,295	0.3
115,100		CBS Corp. - Class B	4,181,583	1.0
125,401		Clear Channel Outdoor Holdings, Inc.	749,898	0.2
58,953		Darden Restaurants, Inc.	3,286,630	0.8
126,200		Dish Network Corp. - Class A	3,862,982	0.9
50,750		Expedia, Inc.	2,935,380	0.7
71,800		Family Dollar Stores, Inc.	4,760,340	1.1
77,400		Gannett Co., Inc.	1,373,850	0.3
118,700		Gap, Inc.	4,247,086	1.0
72,100		Genuine Parts Co.	4,400,263	1.0
26,900		Jarden Corp.	1,421,396	0.3
137,100		Kohl’s Corp.	7,022,262	1.6
126,506		Marriott International, Inc.	4,946,385	1.1
58,900	@	Mohawk Industries, Inc.	4,713,178	1.1
41,000		Petsmart, Inc.	2,828,180	0.6
52,600		PVH Corp.	4,929,672	1.1
59,800		Tiffany & Co.	3,700,424	0.8
78,400		TJX Cos., Inc.	3,511,536	0.8
44,150	@	TripAdvisor, Inc.	1,453,859	0.3
18,400		VF Corp.	2,932,224	0.7
2,050	L	Washington Post	744,212	0.2
112,100		Williams-Sonoma, Inc.	4,929,037	1.1
51,600		Yum! Brands, Inc.	3,423,144	0.8
			88,429,618	20.2
		Consumer Staples: 5.8%
77,000		Beam, Inc.	4,430,580	1.0
39,412		Brown-Forman Corp.	2,571,633	0.6
87,300		Dr Pepper Snapple Group, Inc.	3,887,469	0.9
59,000		Energizer Holdings, Inc.	4,401,990	1.0
53,900		Hershey Co.	3,820,971	0.8
29,500		JM Smucker Co.	2,546,735	0.6
54,400	@	Ralcorp Holdings, Inc.	3,971,200	0.9
			25,630,578	5.8
		Energy: 5.2%
75,700		Devon Energy Corp.	4,579,850	1.0
95,600		EQT Corp.	5,640,400	1.3
91,900		Marathon Petroleum Corp.	5,016,821	1.1
107,700		QEP Resources, Inc.	3,409,782	0.8
120,697		Williams Cos., Inc.	4,220,774	1.0
			22,867,627	5.2
		Financials: 25.6%
15,413	@	Alleghany Corp.	5,316,560	1.2
117,800		Ameriprise Financial, Inc.	6,678,082	1.5
35,500	@	Arch Capital Group Ltd.	1,479,640	0.3
192,950		Brookfield Properties Co.	3,195,252	0.7
114,900		Capitol Federal Financial, Inc.	1,374,204	0.3
314,100		Charles Schwab Corp.	4,017,339	0.9
54,100		Chubb Corp.	4,126,748	1.0
62,800		City National Corp.	3,234,828	0.7
41,700		Cullen/Frost Bankers, Inc.	2,394,831	0.6
356,000		Fifth Third Bancorp.	5,521,560	1.3
130,600		Hartford Financial Services Group, Inc.	2,538,864	0.6
74,600		HCP, Inc.	3,318,208	0.8
268,800		Huntington Bancshares, Inc.	1,854,720	0.4
175,900	@	Invesco Ltd.	4,395,741	1.0
188,300		Loews Corp.	7,769,258	1.8
60,961		M&T Bank Corp.	5,801,049	1.3
197,900		Marsh & McLennan Cos., Inc.	6,714,747	1.5
75,700		Northern Trust Corp.	3,513,615	0.8
249,150		Old Republic International Corp.	2,317,095	0.5
110,305	@	OneBeacon Insurance Group Ltd.	1,482,499	0.3
268,300		People’s United Financial, Inc.	3,257,162	0.8
82,500		Regency Centers Corp.	4,020,225	0.9
160,800		SunTrust Bank	4,545,816	1.0
72,200		T. Rowe Price Group, Inc.	4,570,260	1.1
161,700		UnumProvident Corp.	3,107,874	0.7
44,376		Vornado Realty Trust	3,596,675	0.8
122,200		WR Berkley Corp.	4,581,278	1.1
194,800		XL Group PLC	4,681,044	1.1
115,500		Zions Bancorp.	2,385,653	0.6
			111,790,827	25.6
		Health Care: 3.9%
108,580		AmerisourceBergen Corp.	4,203,132	1.0
27,500		Becton Dickinson & Co.	2,160,400	0.5
98,200		Cigna Corp.	4,632,094	1.1
30,700	@	Henry Schein, Inc.	2,433,589	0.5
49,900		Humana, Inc.	3,500,485	0.8
			16,929,700	3.9
		Industrials: 9.4%
44,200		Alliant Techsystems, Inc.	2,214,862	0.5
121,600		Ametek, Inc.	4,310,720	1.0
94,600		Carlisle Cos., Inc.	4,911,632	1.1
68,300		Equifax, Inc.	3,181,414	0.7
114,000	@	Fortune Brands Home & Security, Inc.	3,079,140	0.7
26,000		IDEX Corp.	1,086,020	0.3
61,300		MSC Industrial Direct Co.	4,135,298	1.0
67,000		Regal-Beloit Corp.	4,722,160	1.1
241,717		Republic Services, Inc.	6,649,635	1.5
153,479	@, L	Rexnord Corp.	2,796,387	0.6

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
57,041		Snap-On, Inc.	$4,099,537	0.9
			41,186,805	9.4
		Information Technology: 6.6%
89,700		Amphenol Corp.	5,281,536	1.2
140,800		Analog Devices, Inc.	5,517,952	1.3
131,900	@	Arrow Electronics, Inc.	4,446,349	1.0
141,300		Jack Henry & Associates, Inc.	5,355,270	1.2
124,700	@	Synopsys, Inc.	4,117,594	1.0
118,900		Xilinx, Inc.	3,972,449	0.9
			28,691,150	6.6
		Materials: 7.3%
48,320		Airgas, Inc.	3,976,736	0.9
84,208		Albemarle Corp.	4,436,077	1.0
159,500		Ball Corp.	6,748,445	1.5
51,200		Rock-Tenn Co.	3,695,616	0.9
26,400		Sherwin-Williams Co.	3,931,224	0.9
61,600		Sigma-Aldrich Corp.	4,433,352	1.0
107,900		Silgan Holdings, Inc.	4,694,729	1.1
			31,916,179	7.3
		Telecommunication Services: 0.5%
87,887		Telephone & Data Systems, Inc.	2,250,786	0.5

		Utilities: 11.2%
132,400		CenterPoint Energy, Inc.	2,820,120	0.7
198,500		CMS Energy Corp.	4,674,675	1.1
144,700		Energen Corp.	7,583,727	1.7
111,000		NiSource, Inc.	2,828,280	0.7
53,492		Northeast Utilities	2,044,999	0.5
244,800		NV Energy, Inc.	4,408,848	1.0
64,100		Oneok, Inc.	3,096,671	0.7
96,200		Pacific Gas & Electric Co.	4,104,854	0.9
63,700		Sempra Energy	4,108,013	0.9
156,900		Westar Energy, Inc.	4,653,654	1.1
106,000		Wisconsin Energy Corp.	3,993,020	0.9
164,000		Xcel Energy, Inc.	4,544,440	1.0
			48,861,301	11.2
		Total Common Stock
		(Cost $347,528,462)	418,554,571	95.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Securities Lending Collateral(cc)(1): 0.8%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $1,000,048, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,020,000, due 09/01/18-08/01/48)	$1,000,000	0.2
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.3
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,000,024, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/24/12-10/01/40)	1,000,000	0.2
489,450		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $489,462, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $499,239, due 11/30/12-07/01/40)	489,450	0.1
			3,489,450	0.8

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.5%
19,460,552		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $19,460,552)	$19,460,552	4.5
		Total Short-Term Investments
		(Cost $22,950,002)	22,950,002	5.3
		Total Investments in Securities (Cost $370,478,464)	$441,504,573	101.0
		Liabilities in Excess of Other Assets	(4,490,113)	(1.0)
		Net Assets	$437,014,460	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $373,742,147.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$76,568,143
		Gross Unrealized Depreciation	(8,805,717)
		Net Unrealized Appreciation	$67,762,426

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$418,554,571	$—	$—	$418,554,571
Short-Term Investments	19,460,552	3,489,450	—	22,950,002
Total Investments, at fair value	$438,015,123	$3,489,450	$—	$441,504,573

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 0.6%
832,800		Iluka Resources Ltd.	$8,512,833	0.6

		Belgium: 0.3%
105,981	@	ThromboGenics NV	4,254,185	0.3

		Brazil: 4.0%
465,700		All America Latina Logistica SA	1,913,568	0.1
2,528,300		BM&F Bovespa S.A.	15,227,793	1.0
372,500		Cia de Bebidas das Americas ADR	14,255,575	1.0
521,970	L	Embraer SA ADR	13,894,841	0.9
992,470		Itau Unibanco Holding SA ADR	15,164,942	1.0
			60,456,719	4.0
		Denmark: 1.4%
122,126		Carlsberg A/S	10,819,227	0.7
171,404	L	FLSmidth & Co. A/S	9,909,816	0.7
			20,729,043	1.4
		Finland: 0.5%
448,613		Fortum OYJ	8,265,749	0.5

		France: 5.9%
171,288		LVMH Moet Hennessy Louis Vuitton S.A.	25,713,435	1.7
149,460		PPR	22,939,194	1.5
207,660	@	Societe Generale	5,884,653	0.4
255,174		Technip S.A.	28,352,803	1.8
147,794		Total S.A.	7,352,739	0.5
			90,242,824	5.9
		Germany: 10.5%
195,104		Allianz AG	23,268,783	1.5
272,239		Bayer AG	23,409,737	1.6
476,794		Bayerische Motoren Werke AG	24,510,315	1.6
88,377		Linde AG	15,232,639	1.0
493,722		SAP AG	35,134,936	2.3
379,589		Siemens AG	37,966,700	2.5
			159,523,110	10.5
		India: 3.8%
1,886,337		DLF Ltd.	8,312,651	0.6
587,010		ICICI Bank Ltd. ADR	23,562,581	1.5
344,345		Infosys Ltd.	16,596,752	1.1
1,576,003	@	Wire and Wireless India Ltd.	680,271	0.0
2,471,859		Zee Telefilms Ltd.	9,133,060	0.6
307,844	@	Zee Learn Ltd.	155,815	0.0
			58,441,130	3.8
		Italy: 2.1%
88,430	@	Brunello Cucinelli SpA	1,532,388	0.1
340,418		Lottomatica S.p.A.	7,508,093	0.5
422,727		Prysmian S.p.A.	7,555,777	0.5
143,727	L	Tod’s S.p.A.	15,562,517	1.0
			32,158,775	2.1
		Japan: 8.2%
13,197	L	Dai-ichi Life Insurance Co., Ltd.	14,926,875	1.0
71,500		Fanuc Ltd.	11,508,524	0.8
420,800		Hoya Corp.	9,231,580	0.6
285,800	L	KDDI Corp.	22,167,350	1.5
66,751		Keyence Corp.	17,093,732	1.1
104,500		Kyocera Corp.	9,054,815	0.6
337,700		Murata Manufacturing Co., Ltd.	17,977,981	1.2
129,000	L	Nidec Corp.	9,423,206	0.6
401,000		Sumitomo Mitsui Financial Group, Inc.	12,494,433	0.8
			123,878,496	8.2
		Mexico: 2.8%
2,950,626		Fomento Economico Mexicano SA de CV ADR	27,170,952	1.8
641,634		Grupo Televisa SAB ADR	15,084,815	1.0
			42,255,767	2.8
		Netherlands: 1.6%
786,873	L	European Aeronautic Defence and Space Co. NV	24,939,883	1.6

		South Korea: 0.5%
37,164		E-Mart Co. Ltd.	8,086,851	0.5

		Spain: 4.0%
2,217,790		Banco Bilbao Vizcaya Argentaria S.A.	17,449,257	1.1
262,850		Inditex S.A.	32,659,867	2.2
566,595		Repsol YPF S.A.	11,011,259	0.7
			61,120,383	4.0
		Sweden: 4.9%
922,657		Assa Abloy AB	29,956,027	1.9
4,959,915		Telefonaktiebolaget LM Ericsson	45,239,807	3.0
			75,195,834	4.9
		Switzerland: 4.6%
276,574		Nestle S.A.	17,451,093	1.1
45,142		Roche Holding AG - Genusschein	8,443,662	0.6
308,659		Transocean Ltd.	13,855,703	0.9
2,461,419	@	UBS AG - Reg	29,972,114	2.0
			69,722,572	4.6
		Taiwan: 1.1%
5,219,111		Taiwan Semiconductor Manufacturing Co., Ltd.	16,055,414	1.1

		United Kingdom: 3.9%
1,205,764		Kingfisher PLC	5,154,627	0.3
1,618,506		Prudential PLC	21,016,800	1.4
170,740		Standard Chartered PLC	3,868,794	0.3

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
794,115		Unilever PLC	$28,994,757	1.9
			59,034,978	3.9
		United States: 38.4%
242,300		3M Co.	22,393,366	1.5
211,210		Abercrombie & Fitch Co.	7,164,243	0.5
618,823	@	Adobe Systems, Inc.	20,086,995	1.3
513,760		Aetna, Inc.	20,344,896	1.3
57,420		Allergan, Inc.	5,258,524	0.3
843,130		Altera Corp.	28,653,773	1.9
217,540		Amgen, Inc.	18,342,973	1.2
655,410		Carnival Corp.	23,883,140	1.6
289,250		Colgate-Palmolive Co.	31,013,385	2.0
1,002,670	@	eBay, Inc.	48,539,255	3.2
280,710		Emerson Electric Co.	13,549,872	0.9
499,410	@, L	Facebook, Inc.	10,812,226	0.7
416,650		Fidelity National Financial, Inc.	8,912,144	0.6
254,660	@, L	Fusion-io, Inc.	7,708,558	0.5
182,460	@	Gilead Sciences, Inc.	12,102,572	0.8
101,230		Goldman Sachs Group, Inc.	11,507,826	0.8
43,900	@	Google, Inc. - Class A	33,122,550	2.2
459,580		Intuit, Inc.	27,060,070	1.8
866,860	@	Juniper Networks, Inc.	14,831,975	1.0
896,320		Maxim Integrated Products	23,860,038	1.6
313,450		McDonald’s Corp.	28,759,038	1.9
391,800		McGraw-Hill Cos., Inc.	21,388,362	1.4
794,140		Microsoft Corp.	23,649,489	1.6
361,530	@, L	Theravance, Inc.	9,367,242	0.6
384,330		Tiffany & Co.	23,782,340	1.6
134,640		United Parcel Service, Inc. - Class B	9,636,185	0.6
588,360		Walt Disney Co.	30,759,461	2.0
427,000		WellPoint, Inc.	24,770,270	1.6
324,420		Zimmer Holdings, Inc.	21,937,280	1.4
			583,198,048	38.4
		Total Common Stock
		(Cost $1,190,960,233)	1,506,072,594	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateral(cc)(1): 4.1%
14,657,499		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $14,657,836, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.00%, Market Value plus accrued interest $14,950,649, due 01/15/13-08/20/62)	$14,657,499	1.0
14,657,499		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $14,657,800, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $14,950,649, due 09/01/18-08/01/48)	14,657,499	1.0
14,657,499		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $14,657,740, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $14,950,649, due 05/20/41-09/20/41)	14,657,499	0.9
14,657,499		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $14,657,848, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-10.00%, Market Value plus accrued interest $14,950,649, due 10/24/12-10/01/40)	14,657,499	1.0

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral(cc)(1): (continued)
3,085,789	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $3,085,852, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $3,147,505, due 07/01/41-09/01/42)	$3,085,789	0.2
		61,715,785	4.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
6,189,410		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,189,410)	$6,189,410	0.4
		Total Short-Term Investments
		(Cost $67,905,195)	67,905,195	4.5
		Total Investments in Securities (Cost $1,258,865,428)	$1,573,977,789	103.6
		Liabilities in Excess of Other Assets	(54,687,738)	(3.6)
		Net Assets	$1,519,290,051	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,272,745,303.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$387,996,573
		Gross Unrealized Depreciation	(86,764,087)
		Net Unrealized Appreciation	$301,232,486

Sector Diversification	Percentage of Net Assets
Information Technology	26.8%
Consumer Discretionary	19.5
Financials	14.0%
Industrials	11.9
Health Care	9.7
Consumer Staples	9.0
Energy	3.9
Materials	2.3
Telecommunication Services	1.5
Utilities	0.5
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,512,833	$—	$8,512,833
Belgium	—	4,254,185	—	4,254,185
Brazil	45,291,777	15,164,942	—	60,456,719
Denmark	—	20,729,043	—	20,729,043
Finland	—	8,265,749	—	8,265,749
France	—	90,242,824	—	90,242,824
Germany	—	159,523,110	—	159,523,110
India	23,562,581	34,878,549	—	58,441,130
Italy	—	32,158,775	—	32,158,775
Japan	—	123,878,496	—	123,878,496
Mexico	42,255,767	—	—	42,255,767
Netherlands	—	24,939,883	—	24,939,883
South Korea	—	8,086,851	—	8,086,851
Spain	—	61,120,383	—	61,120,383
Sweden	—	75,195,834	—	75,195,834
Switzerland	13,855,703	55,866,869	—	69,722,572
Taiwan	—	16,055,414	—	16,055,414
United Kingdom	—	59,034,978	—	59,034,978
United States	583,198,048	—	—	583,198,048
Total Common Stock	708,163,876	797,908,718	—	1,506,072,594
Short-Term Investments	6,189,410	61,715,785	—	67,905,195
Total Investments, at fair value	$714,353,286	$859,624,503	$—	$1,573,977,789

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.7%
			Consumer Discretionary: 0.3%
1,900,389			Access Group, Inc., 1.751%, 10/27/25	$1,912,477	0.2
1,000,000		#	Daimler Finance North America LLC, 0.972%, 03/28/14	1,002,258	0.1
500,000		#	Daimler Finance North America LLC, 1.599%, 09/13/13	503,622	0.0
				3,418,357	0.3
			Consumer Staples: 0.0%
89,392			CVS Pass-Through Trust, 6.943%, 01/10/30	109,187	0.0
300,000			Reynolds American, Inc., 7.625%, 06/01/16	361,850	0.0
				471,037	0.0
			Energy: 1.4%
63,976			Gazprom OAO, 7.201%, 02/01/20	72,550	0.0
200,000		#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	213,750	0.0
2,000,000			Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	2,071,080	0.2
291,000		#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	328,684	0.0
3,100,000			Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	3,509,203	0.3
300,000			Petroleos Mexicanos, 5.500%, 06/27/44	330,750	0.0
2,500,000			Petroleos Mexicanos, 8.000%, 05/03/19	3,283,750	0.3
2,939,300		L	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,321,409	0.3
2,600,000			Reliance Holdings USA, Inc., 4.500%, 10/19/20	2,669,745	0.2
200,000			TNK-BP Finance SA, 7.500%, 07/18/16	232,100	0.0
300,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	391,125	0.0
1,100,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,232,553	0.1
500,000			White Nights Finance BV for Gazprom, 10.500%, 03/08/14	559,298	0.0
				18,215,997	1.4
			Financials: 13.9%
3,300,000			American International Group, Inc., 5.850%, 01/16/18	3,837,520	0.3
700,000			Allstate Life Global Funding Trusts, 5.375%, 04/30/13	720,424	0.1
1,400,000			GMAC, Inc., 6.750%, 12/01/14	1,505,000	0.1
100,000			Ally Financial, Inc., 7.500%, 09/15/20	115,125	0.0
600,000			American Express Credit Corp., 5.875%, 05/02/13	618,924	0.0
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	7,634,994	0.6
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	1,047,706	0.1
800,000		#	ANZ National International Ltd., 6.200%, 07/19/13	832,214	0.1
700,000		#	Banco Santander Brazil SA/Cayman Islands, 2.485%, 03/18/14	688,774	0.1
300,000			Bank of America Corp., 0.765%, 08/15/16	277,064	0.0
900,000			Bank of America Corp., 5.750%, 12/01/17	1,036,909	0.1
4,400,000			Bank of America Corp., 6.500%, 08/01/16	5,093,906	0.4
300,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	336,689	0.0
900,000			Bank of India, 6.250%, 02/16/21	963,851	0.1
1,700,000			Bank of India, 4.750%, 09/30/15	1,772,743	0.1
600,000		#	Bank of Montreal, 2.850%, 06/09/15	638,035	0.0
800,000		#	Bank of Nova Scotia, 1.650%, 10/29/15	826,780	0.1
500,000		#	Bank of Nova Scotia, 1.950%, 01/30/17	524,646	0.0
1,200,000		#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	1,320,600	0.1
1,900,000			Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,287,463	0.2
2,200,000		#, L	BNP Paribas, 5.186%, 06/29/49	2,046,000	0.2
300,000		#	BPCE S.A., 2.375%, 10/04/13	301,495	0.0
300,000		#	CIT Group, Inc., 5.250%, 04/01/14	314,250	0.0
400,000			CitiFinancial, 6.625%, 06/01/15	431,126	0.0
7,700,000			Citigroup, Inc., 5.000%, 09/15/14	8,125,733	0.6
700,000			Citigroup, Inc., 5.300%, 10/17/12	701,372	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials: (continued)
2,300,000			Citigroup, Inc., 5.500%, 04/11/13	$2,356,631	0.2
500,000			Citigroup, Inc., 5.850%, 07/02/13	518,187	0.0
34,000			Citigroup, Inc., 6.000%, 08/15/17	39,654	0.0
254,000			Citigroup, Inc., 8.500%, 05/22/19	336,419	0.0
6,300,000		#	Commonwealth Bank of Australia, 0.763%, 07/12/13	6,321,439	0.5
1,100,000		#	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,101,015	0.1
5,700,000		#	Credit Agricole S.A., 8.375%, 10/29/49	5,571,750	0.4
700,000			Credit Suisse/New York NY, 2.200%, 01/14/14	711,907	0.1
3,300,000		#	Dexia Credit Local, 0.927%, 04/29/14	3,204,567	0.2
700,000		#	DNB Bank ASA, 3.200%, 04/03/17	731,999	0.1
1,800,000			Export-Import Bank of Korea, 4.125%, 09/09/15	1,947,528	0.2
500,000			Export-Import Bank of Korea, 5.125%, 06/29/20	587,257	0.0
11,900,000		#	FIH Erhvervsbank A/S, 0.769%, 06/13/13	11,837,013	0.9
2,100,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,619,750	0.2
3,500,000			Ford Motor Credit Co. LLC, 7.000%, 10/01/13	3,708,390	0.3
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	6,072,631	0.5
800,000			General Electric Capital Corp., 6.875%, 01/10/39	1,073,820	0.1
100,000			Goldman Sachs Group, Inc., 3.300%, 05/03/15	104,122	0.0
3,200,000			Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,442,198	0.3
7,000,000			HSBC Holdings PLC, 5.100%, 04/05/21	8,102,584	0.6
1,800,000		L	ICICI Bank Ltd., 5.500%, 03/25/15	1,897,720	0.1
4,800,000		#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,995,816	0.4
300,000			International Lease Finance Corp., 5.750%, 05/15/16	319,625	0.0
700,000		#	International Lease Finance Corp., 6.750%, 09/01/16	790,125	0.1
1,900,000			IPIC GMTN Ltd., 5.000%, 11/15/20	2,085,250	0.2
2,100,000			JPMorgan Chase & Co., 3.150%, 07/05/16	2,223,514	0.2
900,000			JPMorgan Chase Bank NA, 0.729%, 06/13/16	868,189	0.1
2,700,000			Korea Development Bank, 4.375%, 08/10/15	2,931,679	0.2
3,000,000		#	Macquarie Group Ltd., 7.300%, 08/01/14	3,232,551	0.2
8,000,000			Merrill Lynch & Co., Inc., 5.450%, 02/05/13	8,122,928	0.6
1,900,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,279,649	0.2
500,000		#	Monumental Global Funding Ltd., 5.500%, 04/22/13	511,037	0.0
800,000			Morgan Stanley, 5.950%, 12/28/17	899,823	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,817,450	0.1
500,000		#	National Bank of Canada, 2.200%, 10/19/16	529,366	0.0
1,400,000		#, L	Nationwide Building Society, 6.250%, 02/25/20	1,608,641	0.1
300,000		#	Nordea Bank AB, 2.125%, 01/14/14	303,441	0.0
DKK	3,072,731		Nykredit Realkredit A/S, 1.675%, 10/01/38	536,000	0.1
DKK	2,615,200		Nykredit Realkredit A/S, 1.675%, 04/01/38	454,837	0.0
600,000		L	Principal Life Income Funding Trusts, 5.300%, 04/24/13	616,516	0.0
900,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	999,065	0.1
2,900,000			Qatari Diar Finance QSC, 5.000%, 07/21/20	3,327,750	0.3
DKK	2,588,856		Realkredit Danmark A/S, 1.420%, 01/01/38	450,121	0.0
DKK	8,518,604		Realkredit Danmark A/S, 1.420%, 01/01/38	1,482,294	0.1
200,000		#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	212,612	0.0
600,000		#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	546,000	0.0
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,433,833	0.2
900,000			Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	973,260	0.1
8,400,000			SLM Corp., 5.000%, 10/01/13	8,746,500	0.7

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials: (continued)
700,000			SLM Corp., 5.375%, 01/15/13	$710,629	0.1
1,900,000			SLM Corp., 8.450%, 06/15/18	2,235,327	0.2
200,000		#, L	Societe Generale, 5.922%, 12/31/49	162,182	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	855,000	0.1
2,900,000		#	State Bank of India/London, 4.500%, 07/27/15	3,019,648	0.2
400,000		#	Sydney Air, 5.125%, 02/22/21	434,477	0.0
700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	799,054	0.1
400,000		#	Turkiye Garanti Bankasi AS, 2.955%, 04/20/16	384,000	0.0
1,100,000		L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,094,500	0.1
7,600,000			Vesey Street Investment Trust I, 4.404%, 09/01/16	8,141,105	0.6
2,400,000		#	Westpac Banking Corp., 3.585%, 08/14/14	2,525,182	0.2
				180,944,900	13.9
			Foreign Government Bonds: 0.1%
1,200,000			Province of Ontario Canada, 1.650%, 09/27/19	1,206,252	0.1

			Health Care: 0.4%
2,400,000			Amgen, Inc., 6.150%, 06/01/18	2,937,427	0.2
1,900,000			HCA, Inc., 8.500%, 04/15/19	2,151,750	0.2
600,000			UnitedHealth Group, Inc., 4.875%, 02/15/13	609,508	0.0
				5,698,685	0.4
			Industrials: 0.8%
7,100,000		#	Asciano Finance Ltd., 5.000%, 04/07/18	7,636,206	0.6
2,000,000		#	Noble Group Ltd., 6.750%, 01/29/20	2,130,000	0.1
900,000			Union Pacific Corp., 4.163%, 07/15/22	1,027,976	0.1
				10,794,182	0.8
			Information Technology: 0.6%
1,300,000			Dell, Inc., 4.700%, 04/15/13	1,329,673	0.1
5,700,000			International Business Machines Corp., 5.700%, 09/14/17	6,995,496	0.5
				8,325,169	0.6
			Materials: 1.3%
400,000		#	Braskem Finance Ltd., 5.750%, 04/15/21	426,000	0.0
3,800,000		#	Braskem Finance Ltd., 7.000%, 05/07/20	4,389,000	0.4
700,000		#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	911,292	0.1
3,400,000		#, L	CSN Islands XI Corp., 6.875%, 09/21/19	3,808,000	0.3
1,500,000		#	CSN Resources S.A., 6.500%, 07/21/20	1,623,750	0.1
3,000,000		#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,480,000	0.3
300,000		#	Gerdau Trade, Inc., 5.750%, 01/30/21	327,000	0.0
400,000			Rohm & Haas Co., 6.000%, 09/15/17	478,756	0.0
200,000			Vale Overseas Ltd., 6.250%, 01/23/17	232,337	0.0
500,000		L	Vale Overseas Ltd., 6.875%, 11/10/39	586,302	0.1
				16,262,437	1.3
			Telecommunication Services: 0.4%
1,500,000			AT&T, Inc., 6.300%, 01/15/38	1,978,338	0.2
2,500,000			BellSouth Corp., 5.200%, 09/15/14	2,716,935	0.2
200,000		#	Qtel International Finance Ltd., 4.750%, 02/16/21	222,300	0.0
				4,917,573	0.4
			Utilities: 1.5%
200,000			AES Corp./The, 7.375%, 07/01/21	229,000	0.0
6,910,000		Z	British Transco International Finance, 11/04/21	5,018,367	0.4
300,000			Columbus Southern Power Co., 6.600%, 03/01/33	394,921	0.0
6,600,000		#	Comision Federal de Electricidad, 4.875%, 05/26/21	7,441,500	0.6
600,000		#, L	Electricite de France SA, 5.500%, 01/26/14	635,871	0.1
600,000		#	Electricite de France SA, 6.500%, 01/26/19	735,065	0.1
2,100,000		#	Enel Finance International S.A., 6.250%, 09/15/17	2,298,878	0.2
200,000		#, L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	224,871	0.0
500,000			Majapahit Holding BV, 7.250%, 06/28/17	595,000	0.0
1,000,000			NV Energy, Inc., 6.250%, 11/15/20	1,160,783	0.1
JPY	1,000,000		Tokyo Electric Power Co., Inc./The, 1.500%, 05/30/14	12,556	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Utilities: (continued)
JPY	7,000,000		Tokyo Electric Power Co., Inc./The, 1.850%, 07/28/14	$88,118	0.0
				18,834,930	1.5
			Total Corporate Bonds/Notes
			(Cost $250,945,072)	269,089,519	20.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
315,148			American Home Mortgage Investment Trust, 2.709%, 02/25/45	307,045	0.0
EUR	138,738	#	Arran Residential Mortgages Funding PLC, 1.545%, 05/16/47	178,623	0.0
EUR	1,700,000	#	Arran Residential Mortgages Funding PLC, 1.745%, 05/16/47	2,228,409	0.2
800,000			Banc of America Commercial Mortgage, Inc., 5.917%, 05/10/45	926,053	0.1
405,155			Banc of America Funding Corp., 2.614%, 05/25/35	421,728	0.0
313,021			Banc of America Funding Corp., 5.630%, 01/20/47	223,284	0.0
238,199			Banc of America Mortgage Securities, Inc., 3.123%, 07/25/33	243,439	0.0
148,396		#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	148,257	0.0
200,000		#	BCAP LLC Trust, 5.492%, 03/26/37	161,500	0.0
1,600,000		#	BCRR Trust, 5.858%, 07/17/40	1,908,138	0.2
1,931,390			Bear Stearns Adjustable Rate Mortgage Trust, 2.570%, 03/25/35	1,955,263	0.2
537,557			Bear Stearns Adjustable Rate Mortgage Trust, 3.076%, 11/25/34	513,125	0.1
1,053,532			Bear Stearns Adjustable Rate Mortgage Trust, 3.078%, 03/25/35	1,062,382	0.1
526,012			Bear Stearns Adjustable Rate Mortgage Trust, 3.108%, 09/25/34	469,575	0.0
79,677			Bear Stearns Adjustable Rate Mortgage Trust, 5.375%, 02/25/36	76,519	0.0
293,626			Bear Stearns Alternative-A Trust, 2.890%, 05/25/35	264,750	0.0
504,374			Bear Stearns Alternative-A Trust, 2.974%, 11/25/36	322,963	0.0
174,790			Bear Stearns Alternative-A Trust, 3.006%, 09/25/35	142,064	0.0
100,000			Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	109,878	0.0
300,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	350,492	0.0
281,408			Bear Stearns Structured Products, Inc., 2.837%, 12/26/46	155,521	0.0
454,592			Bear Stearns Structured Products, Inc., 2.840%, 01/26/36	273,363	0.0
2,903,002			Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,975,098	0.2
412,040			Citigroup Mortgage Loan Trust, Inc., 2.679%, 08/25/35	412,884	0.0
300,000			Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	331,515	0.0
143,376			Countrywide Home Loan Mortgage Pass-through Trust, 0.537%, 03/25/35	106,162	0.0
637,545		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.557%, 06/25/35	545,462	0.1
362,456			Countrywide Home Loan Mortgage Pass-through Trust, 2.657%, 11/25/34	332,281	0.0
632,626			Countrywide Home Loan Mortgage Pass-through Trust, 2.722%, 02/20/35	579,627	0.1
435,495		#	Credit Suisse Mortgage Capital Certificates, 0.391%, 10/15/21	423,676	0.0
2,385,382		#	Credit Suisse Mortgage Capital Certificates, 0.451%, 10/15/21	2,312,134	0.2
2,300,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,622,913	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000			Credit Suisse Mortgage Capital Certificates, 5.855%, 03/15/39	$112,175	0.0
121,885			Downey Savings & Loan Association Mortgage Loan Trust, 2.457%, 07/19/44	113,206	0.0
EUR	101,213		European Loan Conduit, 0.495%, 05/15/19	119,659	0.0
243,388			First Horizon Mortgage Pass-through Trust, 2.614%, 08/25/35	231,636	0.0
5,509,325			Granite Master Issuer PLC, 0.399%, 12/20/54	5,396,384	0.4
219,709			Greenpoint Mortgage Pass-through Certificates, 3.177%, 10/25/33	216,085	0.0
100,000			Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	107,837	0.0
600,000			Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	688,812	0.1
532,855		#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	532,805	0.1
432,440			GSR Mortgage Loan Trust, 2.647%, 09/25/35	436,446	0.0
48,700			GSR Mortgage Loan Trust, 2.749%, 06/25/34	48,496	0.0
885			GSR Mortgage Loan Trust, 6.000%, 03/25/32	928	0.0
180,926			Harborview Mortgage Loan Trust, 0.439%, 05/19/35	133,570	0.0
342,689			Harborview Mortgage Loan Trust, 3.077%, 07/19/35	284,906	0.0
193,089			Indymac Index Mortgage Loan Trust, 2.671%, 12/25/34	168,888	0.0
1,700,000		#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,921,591	0.2
800,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	918,634	0.1
2,600,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	3,010,182	0.2
4,300,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,983,156	0.4
694,482			JPMorgan Mortgage Trust, 2.945%, 07/25/35	715,667	0.1
111,569			JPMorgan Mortgage Trust, 5.003%, 02/25/35	114,024	0.0
257,957			Merrill Lynch Mortgage Investors Trust, 2.552%, 05/25/33	260,661	0.0
216,530			Merrill Lynch Mortgage Investors, Inc., 0.427%, 02/25/36	183,947	0.0
300,000			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	342,620	0.0
189,319			MLCC Mortgage Investors, Inc., 0.467%, 11/25/35	171,639	0.0
97,907			MLCC Mortgage Investors, Inc., 1.231%, 10/25/35	95,374	0.0
7,970,950			MLCC Mortgage Investors, Inc., 2.487%, 11/25/35	7,827,373	0.6
100,000			Morgan Stanley Capital I, 5.809%, 12/12/49	119,495	0.0
4,700,000			Morgan Stanley Capital I, 6.076%, 06/11/49	5,556,183	0.4
2,057,704			Provident Funding Mortgage Loan Trust, 2.907%, 10/25/35	2,025,339	0.2
55,883			Residential Accredit Loans, Inc., 0.617%, 03/25/33	53,917	0.0
38,313			Residential Asset Securitization Trust, 0.617%, 05/25/33	36,177	0.0
7,703			Residential Funding Mortgage Securities I, 6.500%, 03/25/32	8,126	0.0
186,368			Sequoia Mortgage Trust, 0.569%, 07/20/33	184,326	0.0
299,906			Sequoia Mortgage Trust, 2.626%, 04/20/35	302,157	0.0
182,783			Structured Adjustable Rate Mortgage Loan Trust, 2.817%, 08/25/35	163,659	0.0
428,980			Structured Asset Mortgage Investments, Inc., 0.469%, 07/19/35	418,916	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
146,921	#	Structured Asset Securities Corp., 2.843%, 10/28/35	$128,484	0.0
1,970,995		Thornburg Mortgage Securities Trust, 5.876%, 10/25/46	1,998,140	0.2
557,497	#	Wachovia Bank Commercial Mortgage Trust, 0.301%, 06/15/20	534,675	0.1
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	461,131	0.0
121,463		Washington Mutual Mortgage Pass-through Certificates, 0.527%, 01/25/45	117,175	0.0
125,725		Washington Mutual Mortgage Pass-through Certificates, 0.537%, 01/25/45	119,099	0.0
16,436		Washington Mutual Mortgage Pass-through Certificates, 1.548%, 08/25/42	15,343	0.0
33,766		Washington Mutual Mortgage Pass-through Certificates, 2.344%, 02/27/34	34,421	0.0
738,415		Washington Mutual Mortgage Pass-through Certificates, 2.594%, 07/25/46	658,559	0.1
820,906		Washington Mutual Mortgage Pass-through Certificates, 2.594%, 08/25/46	718,539	0.1
2,340,863		Washington Mutual Mortgage Pass-through Certificates, 5.238%, 02/25/37	2,154,640	0.2
489,358		Wells Fargo Mortgage-Backed Securities Trust, 2.612%, 12/25/34	506,060	0.1
301,802		Wells Fargo Mortgage-Backed Securities Trust, 2.615%, 01/25/35	302,369	0.0
238,682		Wells Fargo Mortgage-Backed Securities Trust, 2.711%, 10/25/33	243,507	0.0
		Total Collateralized Mortgage Obligations
		(Cost $63,630,973)	69,081,261	5.3
MUNICIPAL BONDS: 4.4%
		California: 1.9%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,238,100	0.1
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,420,740	0.1
500,000		California State University, 6.434%, 11/01/30	591,880	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	261,544	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	405,510	0.0
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,823,080	0.5
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,579,610	0.4
450,000	#	Orange County Sanitation District, 10.210%, 02/01/33	485,811	0.0
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	7,144,500	0.6
400,000		State of California, 5.650%, 04/01/39	410,444	0.0
500,000		State of California, 7.500%, 04/01/34	666,785	0.1
500,000		State of California, 7.550%, 04/01/39	682,450	0.1
100,000		State of California, 7.700%, 11/01/30	122,716	0.0
200,000		University of California, 6.398%, 05/15/31	257,010	0.0
300,000		University of California, 6.548%, 05/15/48	395,805	0.0
			24,485,985	1.9
		Illinois: 0.2%
1,000,000		Chicago Transit Authority, 6.200%, 12/01/40	1,128,290	0.1
100,000		Chicago Transit Authority, 6.300%, 12/01/21	113,497	0.0
700,000		Chicago Transit Authority, 6.899%, 12/01/40	849,289	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Illinois: (continued)
700,000			Chicago Transit Authority, 6.899%, 12/01/40	$849,289	0.1
				2,940,365	0.2
			Nebraska: 0.0%
500,000			Public Power Generation Agency, 7.242%, 01/01/41	599,885	0.0
			Nevada: 0.4%
3,300,000			City of North Las Vegas NV, 6.572%, 06/01/40	3,839,880	0.3
600,000			County of Clark NV, 6.820%, 07/01/45	860,178	0.1
				4,700,058	0.4
			New Jersey: 0.1%
600,000			New Jersey Economic Development Authority, 1.389%, 06/15/13	601,698	0.1
			New York: 1.3%
5,100,000			Metropolitan Transportation Authority, 5.000%, 11/15/42	5,715,213	0.4
1,000,000			New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,140,890	0.1
2,900,000			New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,980,366	0.3
1,000,000			New York City Municipal Water Finance Authority, 6.011%, 06/15/42	1,398,420	0.1
2,900,000			New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,421,507	0.3
1,000,000			New York State Dormitory Authority, 5.000%, 12/15/30	1,214,030	0.1
100,000			Tobacco Settlement Financing Corp., 5.875%, 05/15/39	101,990	0.0
200,000			Tobacco Settlement Financing Corp., 6.250%, 06/01/42	202,982	0.0
				17,175,398	1.3
			Ohio: 0.0%
400,000			Buckeye Tobacco Settlement Financing Authority, 5.875%, 06/01/30	330,248	0.0
			Texas: 0.5%
2,200,000			City of San Antonio TX, 5.808%, 02/01/41	2,867,986	0.2
2,900,000			City of San Antonio TX, 6.308%, 02/01/37	3,372,062	0.3
				6,240,048	0.5
			Total Municipal Bonds
			(Cost $47,202,435)	57,073,685	4.4
OTHER BONDS: 0.8%
			Foreign Government Bonds: 0.8%
EUR	7,700,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 12/15/13	10,101,864	0.8
			Total Other Bonds
			(Cost $10,110,747)	10,101,864	0.8
CERTIFICATES OF DEPOSIT: 0.4%
5,600,000			Intesa Sanpaolo/New York, 2.375%, 12/21/12	5,533,769	0.4
			Total Certificates of Deposit
			(Cost $5,596,640)	5,533,769	0.4
ASSET-BACKED SECURITIES: 0.5%
			Home Equity Asset-Backed Securities: 0.0%
439,169			Household Home Equity Loan Trust, 0.509%, 01/20/34	429,708	0.0
			Other Asset-Backed Securities: 0.5%
1,724,606			Countrywide Asset-Backed Certificates, 0.397%, 08/25/36	1,639,648	0.1
1,180,149			Countrywide Asset-Backed Certificates, 0.397%, 09/25/36	1,116,901	0.1
3,300,000		#	Hillmark Funding, 0.685%, 05/21/21	3,192,813	0.3
164,996			JPMorgan Mortgage Acquisition Corp., 0.277%, 03/25/47	153,447	0.0
58,753			Long Beach Mortgage Loan Trust, 0.777%, 10/25/34	48,905	0.0
				6,151,714	0.5
			Total Asset-Backed Securities
			(Cost $6,530,956)	6,581,422	0.5
U.S. TREASURY OBLIGATIONS: 24.5%
			Treasury Inflation Indexed Protected Securities: 4.0%
5,900,000			0.125%, due 01/15/22	6,520,913	0.5
3,700,000			0.125%, due 07/15/22	4,032,027	0.3
2,000,000			0.625%, due 07/15/21	2,328,125	0.2
11,000,000			1.125%, due 01/15/21	13,648,222	1.0
2,300,000			1.250%, due 07/15/20	2,890,940	0.2
600,000			1.750%, due 01/15/28	851,513	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Treasury Inflation Indexed Protected Securities: (continued)
3,100,000			2.000%, due 01/15/26	$4,709,180	0.4
3,400,000			2.375%, due 01/15/25	5,618,859	0.4
1,700,000			2.375%, due 01/15/27	2,671,082	0.2
5,000,000			2.500%, due 01/15/29	7,646,783	0.6
600,000			3.625%, due 04/15/28	1,350,943	0.1
				52,268,587	4.0
			U.S. Treasury Bonds: 3.6%
3,300,000			3.000%, due 05/15/42	3,427,360	0.3
12,600,000			1.250%, due 10/31/15	12,955,358	1.0
5,900,000			1.750%, due 05/15/22	5,986,199	0.5
3,000,000			3.125%, due 11/15/41	3,200,625	0.2
2,100,000			3.375%, due 11/15/19	2,436,164	0.2
15,700,000			3.625%, due 02/15/20	18,512,514	1.4
				46,518,220	3.6
			U.S. Treasury Notes: 16.9%
11,700,000			1.125%, due 05/31/19	11,818,825	0.9
30,800,000			0.250%, due 08/31/14	30,813,244	2.4
20,400,000			1.000%, due 08/31/19	20,364,933	1.6
10,100,000			1.000%, due 09/30/19	10,070,013	0.8
600,000			2.625%, due 04/30/18	661,875	0.0
30,600,000			0.250%, due 09/30/14	30,614,351	2.3
28,700,000			0.500%, due 07/31/17	28,569,960	2.2
30,100,000			0.875%, due 07/31/19	29,834,277	2.3
700,000			2.875%, due 03/31/18	781,266	0.1
34,100,000			0.750%, due 06/30/17	34,371,743	2.6
21,200,000			1.500%, due 08/31/18	22,039,732	1.7
				219,940,219	16.9
			Total U.S. Treasury Obligations
			(Cost $311,240,884)	318,727,026	24.5
FOREIGN GOVERNMENT BONDS: 6.6%
BRL	2,000,000		Brazil Government International Bond, 10.250%, 01/10/28	1,294,858	0.1
CAD	200,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	231,187	0.0
EUR	1,165,560		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	1,330,079	0.1
EUR	14,200,000		Italy Buoni Poliennali Del Tesoro, 2.250%, 11/01/13	18,319,073	1.4
EUR	2,800,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 03/01/15	3,580,832	0.3
EUR	500,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	643,882	0.1
EUR	300,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 04/01/14	390,645	0.0
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 04/15/15	129,187	0.0
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 06/01/14	131,138	0.0
EUR	2,000,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 04/15/16	2,623,249	0.2
EUR	2,400,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	3,151,668	0.2
EUR	200,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 07/01/14	265,479	0.0
EUR	200,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 08/01/13	262,371	0.0
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 08/01/14	133,058	0.0
EUR	2,200,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	2,943,315	0.2
EUR	600,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	796,967	0.1
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	134,198	0.0
EUR	1,300,000		Italy Buoni Poliennali Del Tesoro, 6.000%, 11/15/14	1,795,516	0.1
EUR	6,700,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 01/31/14	8,376,558	0.6
EUR	900,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 09/30/14	1,098,035	0.1
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	432,908	0.0
MXN	10,500,000		Mexican Bonos, 7.750%, 12/14/17	920,044	0.1
MXN	2,900,000		Mexican Bonos, 10.000%, 12/05/24	317,417	0.0
MXN	12,000,000		Mexican Bonos, 6.250%, 06/16/16	977,954	0.1
MXN	12,000,000		Mexican Bonos, 6.500%, 06/09/22	1,018,522	0.1
	250,000		Panama Government International Bond, 8.875%, 09/30/27	406,875	0.0
	71,000		Panama Government International Bond, 9.375%, 04/01/29	121,232	0.0
CAD	100,000		Province of British Columbia Canada, 3.250%, 12/18/21	108,279	0.0
CAD	100,000		Province of British Columbia Canada, 4.300%, 06/18/42	122,183	0.0
	3,400,000		Province of Ontario Canada, 1.600%, 09/21/16	3,519,136	0.3
CAD	2,600,000		Province of Ontario Canada, 3.150%, 06/02/22	2,751,541	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
300,000			Province of Ontario Canada, 3.000%, 07/16/18	$328,787	0.0
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	226,915	0.0
CAD	1,700,000		Province of Ontario Canada, 4.200%, 06/02/20	1,950,184	0.2
CAD	700,000		Province of Ontario Canada, 4.300%, 03/08/17	789,161	0.1
	600,000		Province of Ontario Canada, 4.400%, 04/14/20	713,464	0.1
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,156,556	0.1
CAD	1,800,000		Province of Ontario Canada, 4.000%, 06/02/21	2,041,062	0.2
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	743,168	0.1
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	9,815,414	0.8
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	361,095	0.0
	900,000		Province of Quebec Canada, 2.750%, 08/25/21	944,344	0.1
CAD	1,600,000		Province of Quebec Canada, 3.500%, 12/01/22	1,719,052	0.1
	300,000		Province of Quebec Canada, 3.500%, 07/29/20	336,049	0.0
CAD	2,400,000		Province of Quebec Canada, 4.250%, 12/01/21	2,745,951	0.2
CAD	100,000		Province of Quebec Canada, 4.500%, 12/01/17	114,440	0.0
CAD	400,000		Province of Quebec Canada, 4.500%, 12/01/18	461,463	0.0
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/20	232,660	0.0
	620,000		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	783,990	0.1
	200,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	209,365	0.0
EUR	800,000		Spain Government Bond, 4.400%, 01/31/15	1,048,076	0.1
EUR	600,000	Z	Spain Letras del Tesoro, 06/21/13	753,810	0.1
400,000		#, L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	436,104	0.0
200,000		#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	214,944	0.0
			Total Foreign Government Bonds
			(Cost $81,807,834)	86,453,440	6.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.2%
			Federal Home Loan Mortgage Corporation: 8.0%##
223,126			0.371%, due 07/15/19	223,522	0.0
567,409			0.371%, due 08/15/19	568,406	0.0
8,300,000			1.000%, due 03/08/17	8,415,138	0.7
32,600,000			1.000%, due 06/29/17	33,009,586	2.5
15,100,000			1.000%, due 07/28/17	15,316,292	1.2
11,200,000			1.000%, due 09/29/17	11,328,520	0.9
700,000			1.250%, due 05/12/17	717,412	0.1
6,700,000			1.250%, due 08/01/19	6,730,693	0.5
219,763			1.306%, due 10/25/44	221,580	0.0
1,076,004			1.511%, due 07/25/44	1,099,805	0.1
5,500,000			1.750%, due 05/30/19	5,706,888	0.4
313,216			1.875%, due 03/25/24	326,196	0.0
400,000			2.375%, due 01/13/22	420,597	0.0
11,703			2.384%, due 04/01/32	12,496	0.0
70,811			2.457%, due 09/01/35	75,321	0.0
8,776			3.500%, due 07/15/32	9,088	0.0
800,000			3.750%, due 03/27/19	933,913	0.1
1,000,000		W	4.500%, due 10/15/35	1,075,781	0.1
318,849			4.500%, due 03/01/41	353,453	0.0
5,551,529			4.500%, due 09/01/41	6,008,291	0.5
600,000			5.500%, due 08/23/17	736,928	0.1
50,286			5.500%, due 03/01/23	55,257	0.0
91,633			5.500%, due 05/01/23	100,690	0.0
1,365			5.500%, due 08/15/30	1,553	0.0
730,961			5.500%, due 06/01/36	802,181	0.1
1,274,495			5.500%, due 12/01/37	1,406,638	0.1
335,015			5.500%, due 07/01/38	365,458	0.0
1,789			6.000%, due 10/01/17	1,956	0.0
12,096			6.000%, due 02/01/22	13,286	0.0
266,135			6.000%, due 03/01/23	293,646	0.0
6,000,000		W	6.000%, due 10/15/33	6,587,814	0.5
136,140			6.000%, due 09/01/37	149,681	0.0
9,171			6.000%, due 10/01/37	10,124	0.0
68,397			6.000%, due 06/01/38	76,311	0.0
84,429			6.000%, due 04/01/39	92,721	0.0
48,197			6.000%, due 05/01/39	52,931	0.0
951,942			6.000%, due 08/01/39	1,045,437	0.1
125,152			4.500%, due 02/01/39	134,666	0.0
123,089			4.500%, due 02/01/39	132,447	0.0
				104,612,703	8.0
			Federal National Mortgage Association: 50.2%##
307,172			0.277%, due 07/25/37	295,253	0.0
81,352			0.337%, due 03/25/34	81,030	0.0
549,512			0.527%, due 04/25/37	551,905	0.1
1,140,271			0.667%, due 09/25/35	1,147,632	0.1
12,300,000			0.875%, due 08/28/17	12,376,789	1.0
1,800,000			1.125%, due 04/27/17	1,835,354	0.1
12,800,000			1.250%, due 01/30/17	13,153,395	1.0
71,929			1.348%, due 10/01/44	73,063	0.0
108,579			1.348%, due 10/01/44	110,867	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
657,014		1.627%, due 02/01/33	$688,449	0.1
62,825		1.719%, due 04/25/24	64,874	0.0
4,221		1.875%, due 02/01/20	4,267	0.0
468,891		2.127%, due 09/01/35	495,320	0.0
900,000	^	2.310%, due 08/01/22	897,187	0.1
64,478		2.335%, due 04/01/32	65,838	0.0
8,940		2.359%, due 09/01/31	9,575	0.0
705,731		2.492%, due 11/01/34	758,098	0.1
3,962,137		2.500%, due 07/01/27	4,170,458	0.3
6,931,008		2.500%, due 07/01/27	7,295,428	0.6
2,986,211		2.500%, due 07/01/27	3,143,221	0.2
1,000,000	W	2.500%, due 07/25/27	1,051,250	0.1
2,000,000	W	2.500%, due 07/25/27	2,098,125	0.2
166,775		2.549%, due 08/01/35	178,687	0.0
251,782		2.785%, due 02/01/35	269,850	0.0
5,200,000	^	2.790%, due 07/01/22	5,515,636	0.4
500,000	^	2.870%, due 09/01/27	498,811	0.0
198,663		2.935%, due 09/01/34	209,844	0.0
51,600,000	W	3.000%, due 08/25/26	54,712,125	4.2
400,000	W	3.000%, due 09/25/26	423,562	0.0
1,000,000	W	3.000%, due 06/25/42	1,055,937	0.1
8,000,000	W	3.000%, due 07/25/42	8,426,250	0.7
2,790,378		3.010%, due 06/01/22	3,005,776	0.2
3,494,014		3.156%, due 05/01/22	3,802,819	0.3
295,915		3.330%, due 11/01/21	325,315	0.0
88,172		3.500%, due 09/01/13	91,574	0.0
292,378		3.500%, due 09/01/14	306,486	0.0
349,665		3.500%, due 08/01/20	372,424	0.0
2,355,623		3.500%, due 09/01/20	2,508,949	0.2
14,248		3.500%, due 10/01/20	15,175	0.0
19,140		3.500%, due 10/01/25	20,392	0.0
1,628,036		3.500%, due 10/01/25	1,734,512	0.1
674,890		3.500%, due 11/01/25	719,029	0.1
344,127		3.500%, due 11/01/25	366,634	0.0
675,252		3.500%, due 12/01/25	719,415	0.1
586,065		3.500%, due 12/01/25	624,395	0.1
367,433		3.500%, due 12/01/25	391,463	0.0
84,355		3.500%, due 01/01/26	89,872	0.0
506,044		3.500%, due 01/01/26	539,140	0.0
238,524		3.500%, due 02/01/26	254,124	0.0
108,913		3.500%, due 02/01/26	116,036	0.0
51,908		3.500%, due 02/01/26	55,303	0.0
911,981		3.500%, due 04/01/26	971,626	0.1
243,989		3.500%, due 05/01/26	259,946	0.0
200,496		3.500%, due 06/01/26	213,608	0.0
47,474		3.500%, due 06/01/26	50,578	0.0
982,324		3.500%, due 06/01/26	1,046,569	0.1
1,137,167		3.500%, due 07/01/26	1,211,540	0.1
65,000,000	W	3.500%, due 07/25/26	69,153,906	5.3
163,869		3.500%, due 08/01/26	174,586	0.0
639,176		3.500%, due 09/01/26	680,979	0.1
22,531		3.500%, due 09/01/26	24,004	0.0
3,373,821		3.500%, due 10/01/26	3,594,475	0.3
162,408		3.500%, due 10/01/26	173,030	0.0
402,305		3.500%, due 10/01/26	428,617	0.0
703,712		3.500%, due 10/01/26	749,736	0.1
256,642		3.500%, due 11/01/26	273,426	0.0
556,297		3.500%, due 12/01/26	592,680	0.1
4,561,144		3.500%, due 12/01/26	4,859,450	0.4
266,576		3.500%, due 01/01/27	284,011	0.0
709,966		3.500%, due 01/01/27	756,399	0.1
256,129		3.500%, due 02/01/27	272,881	0.0
68,000,000	W	3.500%, due 01/25/41	72,770,625	5.6
6,742		4.000%, due 06/01/13	7,075	0.0
88,869		4.000%, due 07/01/13	93,848	0.0
288,496		4.000%, due 08/01/13	302,667	0.0
69,876		4.000%, due 01/01/14	74,771	0.0
149,533		4.000%, due 03/01/14	157,966	0.0
22,071		4.000%, due 04/01/14	23,320	0.0
50,912		4.000%, due 05/01/14	53,802	0.0
136,856		4.000%, due 07/01/18	146,766	0.0
1,000,000	W	4.000%, due 10/15/18	1,069,687	0.1
37,625		4.000%, due 03/01/23	40,290	0.0
2,488,358		4.000%, due 03/01/24	2,663,876	0.2
534,216		4.000%, due 04/01/24	571,897	0.1
2,170,676		4.000%, due 04/01/24	2,323,786	0.2
534,140		4.000%, due 04/01/24	571,816	0.1
13,191		4.000%, due 04/01/24	14,121	0.0
608,176		4.000%, due 04/01/24	651,075	0.1
688,001		4.000%, due 04/01/24	736,530	0.1
152,216		4.000%, due 05/01/24	162,953	0.0
2,342,322		4.000%, due 06/01/24	2,507,540	0.2
43,390		4.000%, due 06/01/24	46,451	0.0
42,860		4.000%, due 07/01/24	45,884	0.0
19,283		4.000%, due 09/01/24	20,643	0.0
147,986		4.000%, due 09/01/24	158,424	0.0
125,712		4.000%, due 09/01/24	134,579	0.0
11,086		4.000%, due 10/01/24	11,868	0.0
520,271		4.000%, due 10/01/24	556,969	0.1
97,786		4.000%, due 01/01/25	104,684	0.0
97,642		4.000%, due 01/01/25	104,498	0.0
30,414		4.000%, due 01/01/25	32,550	0.0
44,595		4.000%, due 02/01/25	47,727	0.0
78,022		4.000%, due 04/01/25	83,501	0.0
40,072		4.000%, due 05/01/25	42,886	0.0
120,192		4.000%, due 05/01/25	128,633	0.0
42,488		4.000%, due 06/01/25	45,472	0.0
31,784		4.000%, due 06/01/25	34,016	0.0
17,137		4.000%, due 07/01/25	18,340	0.0
18,213		4.000%, due 08/01/25	19,492	0.0
47,800		4.000%, due 10/01/25	51,679	0.0
45,462		4.000%, due 11/01/25	48,654	0.0
599,678		4.000%, due 01/01/26	641,789	0.1
39,613		4.000%, due 02/01/26	42,395	0.0
20,528		4.000%, due 02/01/26	22,322	0.0
337,294		4.000%, due 03/01/26	364,669	0.0
45,837		4.000%, due 04/01/26	49,070	0.0
181,876		4.000%, due 04/01/26	194,704	0.0
734,979		4.000%, due 04/01/26	786,822	0.1
3,204,267		4.000%, due 04/01/26	3,430,282	0.3
23,552		4.000%, due 04/01/26	25,463	0.0
137,360		4.000%, due 06/01/26	147,049	0.0
211,750		4.000%, due 06/01/26	228,936	0.0
125,899		4.000%, due 06/01/26	136,904	0.0
141,693		4.000%, due 07/01/26	151,688	0.0
38,000,000	W	4.000%, due 07/25/39	40,950,939	3.2
34,000,000	W	4.000%, due 08/25/40	36,603,127	2.8
3,450		4.500%, due 08/01/13	3,475	0.0
33,730		4.500%, due 07/01/17	36,423	0.0
24,633		4.500%, due 06/01/18	26,605	0.0
77,543		4.500%, due 07/01/18	83,921	0.0
164,804		4.500%, due 10/01/18	178,360	0.0
22,091		4.500%, due 03/01/19	23,853	0.0
64,767		4.500%, due 01/01/20	69,932	0.0
85,924		4.500%, due 03/01/20	92,964	0.0
17,385		4.500%, due 03/01/23	18,777	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
89,713		4.500%, due 03/01/23	$96,896	0.0
4,375		4.500%, due 05/01/23	4,725	0.0
50,923		4.500%, due 03/01/24	55,000	0.0
46,505		4.500%, due 05/01/24	50,229	0.0
156,874		4.500%, due 06/01/24	169,434	0.0
46,642		4.500%, due 06/01/25	50,494	0.0
108,145		4.500%, due 07/01/25	116,803	0.0
7,848,990		4.500%, due 01/01/26	8,477,435	0.7
207,424		4.500%, due 07/01/26	224,680	0.0
7,764,187		4.500%, due 04/01/29	8,430,643	0.7
7,066,333		4.500%, due 04/01/29	7,672,887	0.6
68,024		4.500%, due 05/01/29	73,863	0.0
345,138		4.500%, due 02/01/31	376,058	0.0
34,383		4.500%, due 08/01/35	37,280	0.0
122,000,000	W	4.500%, due 10/15/35	132,084,069	10.2
5,444		4.500%, due 02/01/39	5,895	0.0
130,099		4.500%, due 02/01/39	140,900	0.0
8,107,507		4.500%, due 05/01/39	8,935,685	0.7
807,647		4.500%, due 05/01/39	890,602	0.1
3,028,286		4.500%, due 09/01/39	3,279,708	0.3
1,127,451		4.500%, due 09/01/39	1,221,057	0.1
27,859		4.500%, due 10/01/39	30,172	0.0
613,780		4.500%, due 11/01/39	664,739	0.1
100,410		4.500%, due 12/01/39	108,746	0.0
164,454		4.500%, due 12/01/39	178,108	0.0
56,410		4.500%, due 01/01/40	61,093	0.0
1,855,398		4.500%, due 03/01/40	2,015,240	0.2
4,606,298		4.500%, due 07/01/40	5,003,129	0.4
2,422,539		4.500%, due 08/01/40	2,631,239	0.2
424,715		4.500%, due 08/01/40	459,821	0.0
1,487,301		4.500%, due 09/01/40	1,615,431	0.1
5,677,140		4.500%, due 10/01/40	6,166,223	0.5
328,460		4.500%, due 10/01/40	355,587	0.0
30,545		4.500%, due 10/01/40	33,176	0.0
718,100		4.500%, due 11/01/40	779,964	0.1
186,602		4.500%, due 12/01/40	206,014	0.0
78,374		4.500%, due 12/01/40	85,125	0.0
220,700		4.500%, due 02/01/41	240,127	0.0
33,913		4.500%, due 03/01/41	36,834	0.0
695,507		4.500%, due 03/01/41	773,899	0.1
24,208		4.500%, due 04/01/41	26,339	0.0
572,551		4.500%, due 04/01/41	622,950	0.1
49,621		4.500%, due 04/01/41	53,989	0.0
494,353		4.500%, due 04/01/41	537,868	0.0
338,078		4.500%, due 05/01/41	367,837	0.0
362,643		4.500%, due 05/01/41	393,885	0.0
1,234,859		4.500%, due 05/01/41	1,343,557	0.1
32,403		4.500%, due 07/01/41	35,255	0.0
1,577,346		4.500%, due 07/01/41	1,716,192	0.1
191,593		4.500%, due 10/01/41	208,458	0.0
59,948		4.501%, due 12/01/36	63,674	0.0
600,000		5.000%, due 02/13/17	713,270	0.1
800,000		5.000%, due 05/11/17	955,145	0.1
611,026		5.000%, due 03/01/34	671,611	0.1
1,134,370		5.000%, due 03/01/35	1,245,706	0.1
16,000,000	W	5.000%, due 11/15/37	17,447,503	1.3
1,700,000		5.375%, due 06/12/17	2,063,356	0.2
6,706		5.500%, due 04/01/21	7,333	0.0
50,272		5.500%, due 06/01/22	54,879	0.0
9,494		5.500%, due 11/01/22	10,364	0.0
146,077		5.500%, due 11/01/22	159,465	0.0
4,953		5.500%, due 11/01/22	5,406	0.0
104,547		5.500%, due 05/01/23	115,452	0.0
61,377		5.500%, due 06/01/23	67,863	0.0
231,584		5.500%, due 07/01/23	252,809	0.0
67,514		5.500%, due 07/01/23	73,702	0.0
148,771		5.500%, due 09/01/23	162,406	0.0
190,849		5.500%, due 02/01/24	211,257	0.0
24,974		5.500%, due 04/01/28	27,426	0.0
52,005		5.500%, due 11/01/33	57,720	0.0
1,000,000	W	5.500%, due 11/13/33	1,095,938	0.1
78,844		5.500%, due 12/01/33	87,509	0.0
84,275		5.500%, due 02/01/35	93,063	0.0
10,000,000	W	5.500%, due 10/15/35	10,964,065	0.8
1,941		5.500%, due 12/01/36	2,131	0.0
728,012		5.500%, due 03/01/37	799,375	0.1
19,944		5.500%, due 05/01/37	21,874	0.0
32,549		5.500%, due 07/01/37	35,699	0.0
28,769		5.500%, due 08/01/37	31,553	0.0
69,311		5.500%, due 09/01/37	76,018	0.0
526,614		5.500%, due 03/01/38	587,944	0.1
133,415		5.500%, due 08/01/38	147,160	0.0
70,564		6.000%, due 06/01/17	76,142	0.0
17,061		6.000%, due 01/01/18	18,851	0.0
8,209		6.000%, due 12/01/18	9,068	0.0
119,115		6.000%, due 04/01/22	131,577	0.0
268,046		6.000%, due 06/01/22	296,089	0.0
46,882		6.000%, due 01/01/23	51,787	0.0
3,401		6.000%, due 11/01/32	3,845	0.0
45,410		6.000%, due 07/01/35	50,587	0.0
45,380		6.000%, due 07/01/35	50,553	0.0
50,121		6.000%, due 10/01/35	55,835	0.0
396,432		6.000%, due 02/01/36	441,624	0.0
9,836		6.000%, due 06/01/36	10,888	0.0
35,684		6.000%, due 07/01/36	39,501	0.0
15,812		6.000%, due 09/01/36	17,504	0.0
1,096,336		6.000%, due 09/01/36	1,213,605	0.1
459,614		6.000%, due 10/01/36	508,776	0.0
318,352		6.000%, due 11/01/36	352,404	0.0
45,931		6.000%, due 12/01/36	50,828	0.0
7,944		6.000%, due 01/01/37	8,794	0.0
84,718		6.000%, due 02/01/37	93,780	0.0
119,501		6.000%, due 03/01/37	132,284	0.0
197,858		6.000%, due 03/01/37	219,022	0.0
437,148		6.000%, due 04/01/37	484,180	0.0
141,332		6.000%, due 04/01/37	156,450	0.0
28,148		6.000%, due 04/01/37	31,159	0.0
171,958		6.000%, due 04/01/37	190,351	0.0
63,554		6.000%, due 05/01/37	70,352	0.0
77,620		6.000%, due 05/01/37	86,201	0.0
1,327,449		6.000%, due 05/01/37	1,469,438	0.1
6,655		6.000%, due 06/01/37	7,367	0.0
8,167		6.000%, due 06/01/37	9,125	0.0
223,172		6.000%, due 07/01/37	247,044	0.0
259,229		6.000%, due 07/01/37	286,957	0.0
420,156		6.000%, due 07/01/37	465,097	0.0
1,042,403		6.000%, due 07/01/37	1,153,903	0.1
653,466		6.000%, due 08/01/37	723,363	0.1
259,309		6.000%, due 08/01/37	287,046	0.0
22,800		6.000%, due 08/01/37	25,581	0.0
597,979		6.000%, due 08/01/37	661,942	0.1
129,691		6.000%, due 09/01/37	143,563	0.0
20,498		6.000%, due 09/01/37	22,690	0.0
63,780		6.000%, due 09/01/37	70,603	0.0
189,635		6.000%, due 09/01/37	209,919	0.0
6,846		6.000%, due 09/01/37	7,578	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: (continued)
419,795		6.000%, due 10/01/37	$475,849	0.0
347,049		6.000%, due 10/01/37	384,170	0.0
100,443		6.000%, due 10/01/37	111,187	0.0
45,111		6.000%, due 11/01/37	49,936	0.0
845,901		6.000%, due 11/01/37	936,382	0.1
31,048		6.000%, due 11/01/37	34,369	0.0
18,270		6.000%, due 12/01/37	20,225	0.0
6,783		6.000%, due 12/01/37	7,508	0.0
213,675		6.000%, due 12/01/37	236,530	0.0
217,883		6.000%, due 02/01/38	240,712	0.0
492,656		6.000%, due 07/01/38	544,274	0.0
21,538		6.000%, due 08/01/38	23,795	0.0
8,216		6.000%, due 08/01/38	9,077	0.0
4,408		6.000%, due 08/01/38	4,869	0.0
670,220		6.000%, due 08/01/38	740,443	0.1
765,831		6.000%, due 09/01/38	846,072	0.1
17,010		6.000%, due 09/01/38	18,792	0.0
591,767		6.000%, due 09/01/38	653,770	0.1
554,625		6.000%, due 09/01/38	612,737	0.1
357,689		6.000%, due 09/01/38	395,166	0.0
4,032		6.000%, due 09/01/38	4,455	0.0
28,316		6.000%, due 09/01/38	31,362	0.0
733,358		6.000%, due 10/01/38	810,196	0.1
234,564		6.000%, due 10/01/38	259,654	0.0
492,765		6.000%, due 10/01/38	544,395	0.0
455,022		6.000%, due 10/01/38	502,698	0.0
674,896		6.000%, due 11/01/38	745,610	0.1
21,208		6.000%, due 12/01/38	23,430	0.0
249,931		6.000%, due 04/01/40	276,458	0.0
28,754		6.500%, due 03/01/17	31,285	0.0
13,767		6.500%, due 07/01/29	15,808	0.0
1,261,404		6.500%, due 06/17/38	1,322,092	0.1
			653,491,365	50.2
		Government National Mortgage Association: 0.0%
19,684		0.621%, due 03/16/32	19,916	0.0
		Total U.S. Government Agency Obligations
		(Cost $748,798,409)	758,123,984	58.2

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	@, X	General Motors Co.	$—	—
		Total Common Stock
		(Cost $0)	—	—
PREFERRED STOCK: 0.4%
		Financials: 0.4%
515,000	@	Citigroup, Inc.	990,602	0.1
3,400	@	Wells Fargo & Co.	4,209,200	0.3
		Total Preferred Stock
		(Cost $11,949,120)	5,199,802	0.4
		Total Long-Term Investments
		(Cost $1,537,813,070)	1,585,965,772	121.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 16.2%
		U.S. Treasury Bills: 3.3%
131,000		United States Treasury Bill, 0.100%, 02/07/13	$130,952	0.0
27,000		United States Treasury Bill, 0.130%, 03/07/13	26,985	0.0
21,000		United States Treasury Bill, 0.150%, 05/02/13	20,982	0.0
2,874,000		United States Treasury Bill, 0.150%, 06/27/13	2,870,781	0.2
9,900,000		United States Treasury Bill, 0.150%, 09/19/13	9,885,219	0.8
29,351,000		United States Treasury Bill, 0.150%, 08/22/13	29,309,997	2.3
417,000		United States Treasury Bill, 0.150%, 07/25/13	416,484	0.0
			42,661,400	3.3
		Securities Lending Collateral(cc)(1): 0.8%
2,611,376		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,611,430, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $2,663,604, due 09/01/18-08/01/48)	2,611,376	0.2
2,611,376		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,611,430, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $2,663,604, due 06/30/14-03/31/19)	2,611,376	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Securities Lending Collateral(cc)(1): (continued)
2,611,376			Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.17%, due 10/01/12 (Repurchase Amount $2,611,412, collateralized by various U.S. Government Agency Obligations, 1.250%-5.870%, Market Value plus accrued interest $2,663,622, due 08/20/13-01/22/37)	$2,611,376	0.2
2,611,376			Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,611,438, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,663,604, due 10/24/12-10/01/40)	2,611,376	0.2
550,019			Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $550,030, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $561,019, due 07/01/41-09/01/42)	550,019	0.0
				10,995,523	0.8

Shares				Value	Percentage of Net Assets
			Foreign Government Bonds: 12.1%
EUR	1,500,000	Z	Italy Buoni Ordinari del Tesoro BOT, 1.220%, 01/31/13	$1,919,560	0.2
JPY	1,790,000,000	Z	Japan Treasury Discount Bill, 0.090%, 10/09/12	22,936,465	1.8
JPY	1,850,000,000	Z	Japan Treasury Discount Bill, 0.090%, 10/22/12	23,704,553	1.8
JPY	1,320,000,000	Z	Japan Treasury Discount Bill, 0.090%, 10/29/12	16,913,228	1.3
JPY	1,400,000,000	Z	Japan Treasury Discount Bill, 0.090% 11/05/12	17,937,984	1.4
MXN	100,700,000	Z	Mexico Cetes, 4.140%, 10/11/12	7,800,890	0.6
MXN	16,530,000	Z	Mexico Cetes, 4.4100%, 12/27/12	1,270,518	0.1
MXN	24,700,000	Z	Mexico Cetes, 4.390%, 11/29/12	1,904,983	0.2
MXN	440,580,000	Z	Mexico Cetes, 4.350%, 10/18/12	34,154,208	2.6
MXN	105,655,000	Z	Mexico Cetes, 4.3005, 11/15/12	8,163,409	0.6
MXN	13,710,000	Z	Mexico Cetes, 4.190%, 11/22/12	1,058,599	0.1
MXN	191,000,000	Z	Mexico Cetes, 4.490%, 11/01/12	14,779,771	1.1
MXN	6,900,000	Z	Mexico Cetes, 4.110%, 10/11/12	535,385	0.0
MXN	23,100,000	Z	Mexico Cetes, 4.410%, 10/04/12	1,793,749	0.1
EUR	2,100,000	Z	Spain Letras del Tesoro, 3.280%, 09/20/13	2,613,976	0.2
			Total Foreign Government Bonds
			(Cost $154,955,457)	157,487,278	12.1
			Total Short-Term Investments
			(Cost $208,606,884)	211,144,201	16.2
			Total Investments in Securities (Cost $1,746,419,954)	$1,797,109,973	138.0
			Liabilities in Excess of Other Assets	(494,976,783)	(38.0)
			Net Assets	$1,302,133,190	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
Cost for federal income tax purposes is $1,746,657,681.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$62,850,457
	Gross Unrealized Depreciation	(12,398,165)
	Net Unrealized Appreciation	$50,452,292

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	4,209,200	990,602	—	5,199,802
Corporate Bonds/Notes	986,121	266,870,845	1,232,553	269,089,519
Collateralized Mortgage Obligations	—	69,081,261	—	69,081,261
Municipal Bonds	—	57,073,685	—	57,073,685
Other Bonds	—	10,101,864	—	10,101,864
Short-Term Investments	—	200,148,678	—	211,144,201
Asset-Backed Securities	—	6,581,422	—	6,581,422
U.S. Treasury Obligations	—	318,727,026	—	318,727,026
Foreign Government Bonds	—	86,453,440	—	86,453,440
U.S. Government Agency Obligations	—	758,123,984	—	758,123,984
Certificates of Deposit	—	5,533,769	—	5,533,769
Total Investments, at fair value	$5,195,321	$1,779,686,576	$1,232,553	$1,797,109,973
Other Financial Instruments+
Futures	570,104	—	—	570,104
Swaps	—	3,688,959	—	3,688,959
Forward Foreign Currency Contracts	—	658,496	—	658,496
Total Assets	$5,765,425	$1,784,034,031	$1,232,553	$1,802,027,532
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(610,886)	$—	$(610,886)
Futures	(56,088)	—	—	(56,088)
Swaps	(8,773,639)	(652,655)	—	(9,426,294)
Forward Foreign Currency Contracts	—	(4,246,502)	—	(4,246,502)
Sales Commitments	—	(1,079,219)	—	(1,079,219)
Total Liabilities	$(8,829,727)	$(6,589,262)	$—	$(15,418,989)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	3,475,310	Buy	12/04/12	$1,700,000	$1,700,310	$310
Citigroup, Inc.	Canadian Dollar	1,328,000	Buy	12/20/12	1,357,130	1,348,287	(8,843)
Deutsche Bank AG	Mexican Peso	167,394	Buy	12/03/12	12,590	12,920	330
Goldman Sachs & Co.	Mexican Peso	7,947,000	Buy	12/03/12	600,000	613,386	13,386
Goldman Sachs & Co.	Mexican Peso	17,270,500	Buy	12/03/12	1,300,000	1,333,016	33,016
HSBC	Brazilian Real	1,227,240	Buy	12/04/12	600,000	600,432	432
HSBC	Brazilian Real	821,200	Buy	12/04/12	400,000	401,776	1,776
Morgan Stanley	Brazilian Real	408,740	Buy	12/04/12	200,000	199,978	(22)
Morgan Stanley	Mexican Peso	138,397	Buy	12/03/12	10,448	10,682	234
Royal Bank of Scotland Group PLC	EU Euro	3,264,000	Buy	12/17/12	4,233,343	4,198,017	(35,326)
Royal Bank of Scotland Group PLC	Singapore Dollar	3,903	Buy	10/22/12	3,101	3,180	79
UBS Warburg LLC	Brazilian Real	1,320,463	Buy	10/02/12	643,814	651,356	7,542
UBS Warburg LLC	British Pound	117,000	Buy	11/02/12	189,782	188,912	(870)
UBS Warburg LLC	Brazilian Real	1,225,050	Buy	10/02/12	600,000	604,292	4,292
UBS Warburg LLC	Brazilian Real	2,051,950	Buy	12/04/12	1,000,000	1,003,925	3,925
UBS Warburg LLC	Brazilian Real	816,640	Buy	12/04/12	400,000	399,545	(455)
UBS Warburg LLC	EU Euro	98,000	Buy	12/17/12	125,456	126,044	588
UBS Warburg LLC	Mexican Peso	695,582	Buy	12/03/12	51,407	53,688	2,281
							$22,675

Barclays Bank PLC	EU Euro	198,000	Sell	12/17/12	$254,778	$254,659	$119
Barclays Bank PLC	Japanese Yen	125,859,000	Sell	12/10/12	1,605,385	1,613,845	(8,460)
Barclays Bank PLC	EU Euro	1,695,000	Sell	12/17/12	2,211,478	2,180,036	31,442
Barclays Bank PLC	EU Euro	3,286,000	Sell	12/17/12	4,309,047	4,226,313	82,734
Barclays Bank PLC	Danish Krone	7,556,000	Sell	11/21/12	1,267,594	1,303,759	(36,165)
Barclays Bank PLC	Japanese Yen	299,581,000	Sell	12/10/12	3,823,552	3,841,421	(17,869)
Barclays Bank PLC	EU Euro	920,000	Sell	12/17/12	1,164,048	1,183,264	(19,216)
BNP Paribas Bank	EU Euro	589,951	Sell	06/21/13	776,582	760,338	16,244
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	129,019	(2,680)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	129,019	(2,566)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	129,019	(2,519)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	129,019	(2,459)
Citigroup, Inc.	Mexican Peso	169,094,308	Sell	10/18/12	12,591,446	13,110,367	(518,921)
Citigroup, Inc.	Canadian Dollar	14,303,000	Sell	12/20/12	14,767,055	14,521,492	245,563
Citigroup, Inc.	EU Euro	4,611,000	Sell	12/17/12	5,907,313	5,930,470	(23,157)
Citigroup, Inc.	EU Euro	200,000	Sell	04/01/14	253,470	258,038	(4,568)
Deutsche Bank AG	Danish Krone	7,555,000	Sell	11/21/12	1,268,107	1,303,586	(35,479)
Deutsche Bank AG	EU Euro	14,683,000	Sell	12/17/12	18,940,776	18,884,645	56,131
Deutsche Bank AG	Canadian Dollar	8,169,000	Sell	12/20/12	8,360,027	8,293,790	66,237
Deutsche Bank AG	Canadian Dollar	4,716,000	Sell	12/20/12	4,834,122	4,788,042	46,080
Deutsche Bank AG	Mexican Peso	13,507,980	Sell	11/29/12	997,834	1,043,007	(45,173)
Deutsche Bank AG	Mexican Peso	43,356,874	Sell	11/15/12	3,220,566	3,352,099	(131,533)
Deutsche Bank AG	EU Euro	14,200,000	Sell	08/01/13	17,884,616	18,309,517	(424,901)
Goldman Sachs & Co.	British Pound	1,385,000	Sell	10/02/12	2,190,353	2,236,505	(46,152)
HSBC	British Pound	1,585,000	Sell	11/02/12	2,566,115	2,559,192	6,923

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Mexican Peso	22,926,270	Sell	10/04/12	$1,716,231	$1,780,333	$(64,102)
HSBC	Mexican Peso	6,845,034	Sell	10/11/12	509,531	531,132	(21,601)
HSBC	Mexican Peso	25,057,506	Sell	10/18/12	1,868,471	1,942,780	(74,309)
HSBC	Mexican Peso	99,652,541	Sell	10/25/12	7,425,840	7,720,278	(294,438)
HSBC	Mexican Peso	241,584,852	Sell	10/18/12	18,153,764	18,730,767	(577,003)
HSBC	Mexican Peso	89,704,554	Sell	11/01/12	6,692,871	6,944,402	(251,531)
HSBC	EU Euro	4,582,000	Sell	12/17/12	5,776,436	5,893,172	(116,736)
HSBC	Mexican Peso	42,630,878	Sell	11/15/12	3,143,592	3,295,970	(152,378)
HSBC	Mexican Peso	47,355,307	Sell	12/03/12	3,497,179	3,655,099	(157,920)
JPMorgan Chase & Co.	British Pound	200,000	Sell	10/02/12	323,869	322,961	908
JPMorgan Chase & Co.	EU Euro	490,000	Sell	12/17/12	633,493	630,217	3,276
JPMorgan Chase & Co.	EU Euro	1,483,000	Sell	12/17/12	1,922,064	1,907,371	14,693
JPMorgan Chase & Co.	Mexican Peso	9,499,676	Sell	11/01/12	705,771	735,409	(29,638)
JPMorgan Chase & Co.	Japanese Yen	1,400,000,000	Sell	11/05/12	17,807,491	17,944,962	(137,471)
JPMorgan Chase & Co.	Mexican Peso	10,847,823	Sell	11/29/12	814,676	837,605	(22,929)
Royal Bank of Scotland Group PLC	EU Euro	360,000	Sell	12/17/12	470,608	463,016	7,592
Royal Bank of Scotland Group PLC	Japanese Yen	1,320,000,000	Sell	10/29/12	16,887,354	16,918,563	(31,209)
Royal Bank of Scotland Group PLC	Japanese Yen	390,000,000	Sell	10/22/12	4,965,578	4,998,369	(32,791)
UBS Warburg LLC	Japanese Yen	90,000,000	Sell	10/09/12	1,138,858	1,153,342	(14,484)
UBS Warburg LLC	Japanese Yen	1,700,000,000	Sell	10/09/12	21,600,330	21,785,364	(185,034)
UBS Warburg LLC	Japanese Yen	1,460,000,000	Sell	10/22/12	18,685,250	18,711,847	(26,597)
UBS Warburg LLC	Brazilian Real	2,545,513	Sell	10/02/12	1,254,504	1,255,649	(1,145)
UBS Warburg LLC	Brazilian Real	1,320,463	Sell	12/04/12	637,967	646,043	(8,076)
UBS Warburg LLC	Mexican Peso	89,706,796	Sell	11/01/12	6,691,042	6,944,576	(253,534)
UBS Warburg LLC	EU Euro	9,222,000	Sell	12/17/12	11,797,013	11,860,941	(63,928)
UBS Warburg LLC	Mexican Peso	4,823,000	Sell	12/03/12	350,000	372,261	(22,261)
UBS Warburg LLC	EU Euro	4,400,000	Sell	01/31/13	5,401,748	5,661,996	(260,248)
UBS Warburg LLC	EU Euro	2,900,000	Sell	09/04/13	3,660,873	3,740,678	(79,805)
UBS Warburg LLC	EU Euro	485,828	Sell	09/20/13	638,123	626,775	11,348
Westpac Bank	EU Euro	862,000	Sell	12/17/12	1,109,683	1,108,668	1,015
							$(3,610,681)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	18	12/15/14	$5,749,184	$4,927
90-Day Eurodollar	64	12/15/14	15,912,800	5,409
90-Day Eurodollar	320	03/16/15	79,520,000	236,082
90-Day Eurodollar	567	06/15/15	140,793,188	276,843
90-Day Eurodollar	31	09/14/15	7,690,325	46,843
			$249,665,497	$570,104
Short Contracts
Euro-Bund	(125)	12/06/12	(22,772,688)	(56,088)
			$(22,772,688)	$(56,088)

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	7,500,000	$647,070	$533,378	$113,692
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	77,649	$62,047	15,602
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	17,255	$13,133	4,122
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	483,145	$365,676	117,469
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	258,828	$192,039	66,789
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	78,617	$59,937	18,680
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	68,790	$56,226	12,564
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	137,580	$112,022	25,558
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	3,552	$—	3,552
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	4,475	$—	4,475
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	10,141	$—	10,141
Deutsche Bank AG	CMBX.NA.AAA.3 Index	Sell	0.080	12/13/49	USD	900,000	(53,681)	$(52,216)	(1,465)
Citigroup, Inc.	MCDX.NA.18	Sell	1.000	06/20/22	USD	1,600,000	(99,361)	$(120,299)	20,938
Morgan Stanley	MCDX.NA.18	Sell	1.000	06/20/17	USD	1,700,000	(39,267)	$(52,722)	13,455
							$1,594,793	$1,169,221	$425,572

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ally Financial Inc.	Sell	5.000	09/20/14	1.993	USD	3,800,000	$221,969	$168,917	$53,052
Goldman Sachs & Co.	Ally Financial Inc.	Sell	5.000	09/20/14	1.993	USD	2,000,000	116,826	$88,904	27,922
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	1.139	USD	1,900,000	(12,076)	$(45,949)	33,873
Morgan Stanley	Commonwealth of Australia	Sell	1.000	09/20/17	0.539	USD	1,000,000	22,674	$12,486	10,188
Citigroup, Inc.	Federal Republic of Germany	Sell	0.250	12/20/16	8.503	USD	600,000	(3,179)	$(19,249)	16,070
Goldman Sachs & Co.	Federal Republic of Germany	Sell	0.250	12/20/16	0.376	USD	1,100,000	(5,829)	$(35,079)	29,250
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	500,000	4,602	$(3,741)	8,343
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	0.837	USD	2,900,000	17,503	$(3,043)	20,546
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	500,000	4,602	$(7,476)	12,078
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.704	USD	1,000,000	8,803	$(9,220)	18,023
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	0.837	USD	4,800,000	28,970	$(8,426)	37,396
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	0.837	USD	1,100,000	6,639	$(1,925)	8,564
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	500,000	4,602	$(3,494)	8,096
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	0.876	USD	500,000	2,428	$(2,354)	4,782
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	800,000	7,364	$(11,570)	18,934
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	1,600,000	14,728	$(9,197)	23,925
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.704	USD	900,000	7,922	$(5,297)	13,219
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	0.791	USD	600,000	4,334	$(1,464)	5,798
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	0.837	USD	3,500,000	21,124	$(3,673)	24,797
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	1.026	USD	3,600,000	(4,256)	$(46,701)	42,445

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	1.026	USD	6,500,000	$(7,685)	$(84,322)	$76,637
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.704	USD	500,000	4,401	$(2,800)	7,201
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.286	USD	1,200,000	979	$—	979
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.412	USD	600,000	31,830	$1	31,829
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.412	USD	300,000	14,523	$—	14,523
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	1.000	USD	1,700,000	19	$(21,292)	21,311
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	900,000	(13,585)	$(24,351)	10,766
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	500,000	(7,547)	$(11,509)	3,962
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	0.596	USD	700,000	(7,792)	$(8,649)	857
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	500,000	(7,547)	$(11,351)	3,804
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	800,000	(12,075)	$(21,624)	9,549
Barclays Bank PLC	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	200,000	2,522	$(1,399)	3,921
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.365	USD	1,000,000	15,770	$5,657	10,113
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	800,000	10,087	$(5,087)	15,174
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	100,000	1,261	$(636)	1,897
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	2,100,000	26,478	$(15,576)	42,054
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	3,800,000	47,913	$(24,182)	72,095
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	0.767	USD	3,300,000	35,833	$(8,823)	44,656
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	0.767	USD	100,000	1,086	$(267)	1,353
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	700,000	8,826	$(4,156)	12,982
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	0.767	USD	500,000	5,429	$(1,227)	6,656
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	1.495	USD	2,900,000	(45,340)	$(67,617)	22,277
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	1.979	USD	2,500,000	(124,573)	$(110,636)	(13,937)
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	1.495	USD	1,600,000	(25,015)	$(55,545)	30,530
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.509	USD	1,000,000	16,996	$8,077	8,919
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	0.354	USD	5,000,000	80,145	$13,743	66,402
Deutsche Bank AG	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	400,000	6,139	$1,674	4,465
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	100,000	1,535	$415	1,120
JPMorgan Chase & Co.	People’s Republic of China	Sell	1.000	06/20/17	0.777	USD	8,800,000	91,074	$(43,158)	134,232
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	600,000	9,209	$2,367	6,842
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	300,000	4,604	$1,180	3,424
Goldman Sachs & Co.	Republic of France	Sell	0.250	12/20/16	0.894	USD	4,600,000	(123,351)	$(278,605)	155,254
HSBC	Republic of France	Sell	0.250	09/20/16	0.835	USD	300,000	(6,894)	$(8,826)	1,932
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	0.835	USD	100,000	(2,298)	$(4,106)	1,808
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.063	USD	300,000	(741)	$(3,662)	2,921

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Republic of Kazakhstan	Sell	1.000	03/20/16	1.262	USD	300,000	$(2,693)	$(5,852)	$3,159
JPMorgan Chase & Co.	Republic of Korea	Sell	1.000	06/20/17	0.755	USD	5,500,000	62,610	$(53,696)	116,306
UBS Warburg LLC	Republic of Korea	Sell	1.000	06/20/17	0.755	USD	3,300,000	37,566	$(30,767)	68,333
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	0.941	USD	600,000	9,397	$—	9,397
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	1.094	USD	600,000	(2,609)	$(21,572)	18,963
Citigroup, Inc.	United Kingdom Gilt	Sell	1.000	12/20/16	0.363	USD	6,100,000	163,548	$19,561	143,987
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.197	USD	4,600,000	101,225	$22,016	79,209
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.229	USD	1,000,000	24,945	$14,435	10,510
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.229	USD	800,000	19,956	$11,435	8,521
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/16	0.363	USD	4,100,000	109,926	$9,853	100,073
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.305	USD	400,000	10,354	$5,127	5,227
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.512	USD	600,000	7,260	$(6,501)	13,761
BNP Paribas Bank	United Mexican States	Sell	1.000	09/20/22	1.391	USD	1,300,000	(45,261)	$(61,444)	16,183
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.512	USD	600,000	7,260	$(6,634)	13,894
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.601	USD	1,000,000	11,882	$(8,923)	20,805
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.689	USD	8,000,000	86,048	$(31,151)	117,199
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.512	USD	200,000	2,420	$(2,211)	4,631
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/17	0.926	USD	8,800,000	30,066	$(102,453)	132,519
Goldman Sachs & Co.	United Mexican States	Sell	1.000	06/20/17	0.926	USD	600,000	2,050	$(5,476)	7,526
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.156	EUR	5,000,000	18,157	$(43,580)	61,737
								$1,156,073	$(1,031,676)	$2,187,749

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	$(8,773,639)	$(2,774,684)
				$(8,773,639)	$(2,774,684)

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$154,044	$42,244	$111,800
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	21,062	(17,177)	38,239
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	61,836	—	61,836
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	22,343	5,468	16,875
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	10,531	(4,807)	15,338
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	8,332	2,708	5,624
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	7,290	(5,319)	12,609
				$285,438	$23,117	$262,321

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	EUR-EURIBOR-Reuters	Pay	1.100%	01/21/13	EUR	2,400,000	$15,441	$(16,171)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	5,700,000	18,525	(2,371)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.900%	10/11/12	USD	3,000,000	10,537	(416)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	6,300,000	28,350	(47)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	(3,965)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	11/19/12	USD	5,400,000	12,690	(5,410)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD	6,300,000	59,204	(1,411)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	5,300,000	16,165	(2,205)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.900%	10/11/12	USD	6,300,000	21,735	(873)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	43,900,000	121,809	(325)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.200%	03/18/13	USD	23,700,000	128,712	(59,098)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,400,000	124,160	(8,637)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.600%	10/11/12	USD	6,300,000	18,270	(21)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	6,000,000	18,750	(2,496)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.200%	10/11/12	USD	34,500,000	53,241	(4)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.200%	03/18/13	USD	6,500,000	32,987	(16,208)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	19,700,000	74,368	(2)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD	17,000,000	125,332	(21,915)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	UBS Warburg LLC	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	4,300,000	$13,330	$(1,789)
Call OTC Swaption	Citigroup, Inc.	EUR-EURIBOR-Reuters	Receive	0.900%	01/21/13	EUR	2,400,000	10,328	(8,925)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	5,700,000	18,525	(21,476)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	0.900%	10/11/12	USD	3,000,000	10,538	(17,861)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.150%	11/19/12	USD	5,400,000	8,640	(16,892)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	5,300,000	16,165	(19,969)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.900%	10/11/12	USD	6,300,000	21,735	(37,508)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.200%	10/11/12	USD	6,300,000	11,025	(16,741)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,400,000	59,840	(159,357)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	40,500,000	66,420	(152,592)
Call OTC Swaption	UBS Warburg LLC	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	4,300,000	13,330	(16,201)
					Total Written Swaptions			$1,219,080	$(610,886)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following sales commitments were held by the ING PIMCO Total Return Portfolio at September 30, 2012:

Principal Amount	Description	Fair Value
$(1,000,000)	Fannie Mae	$(1,079,219)
	Total Sales Commitments Proceeds $(1,078,656)	$(1,079,219)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Credit contracts	$2,750,866
Foreign exchange contracts	(3,588,006)
Interest rate contracts	(8,585,071)
Total	$(9,422,211)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 80.9%
		Consumer Discretionary: 11.8%
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	$390,775	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	205,500	0.2
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	170,200	0.2
315,000	#	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., 04/15/19	262,237	0.2
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	108,025	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	591,250	0.6
244,231		Cengage Learning Acquisitions, Inc., 2.470%, 07/04/14	232,901	0.2
543,125		Chrysler Group LLC, 6.000%, 04/28/17	554,855	0.5
250,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	266,250	0.3
350,000		DR Horton, Inc., 2.000%, 05/15/14	574,875	0.5
650,000	#	DISH DBS Corp., 5.875%, 07/15/22	669,500	0.6
477,000		DynCorp International, Inc., 10.375%, 07/01/17	413,797	0.4
66,012		Federal Mogul Corp., 2.158%, 12/28/15	64,551	0.1
129,384		Federal Mogul Corp., 2.158%, 12/29/14	126,519	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	97,250	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	861,081	0.8
105,000		Goodyear Tire & Rubber Co/The, 7.000%, 05/15/22	111,825	0.1
250,000		KB Home, 8.000%, 03/15/20	277,500	0.3
199,500		Landry’s, Inc., 6.500%, 03/22/18	202,542	0.2
2,600,000	X	Lear Corp. Escrow	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	176,215	0.2
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	101,000	0.1
145,000		MDC Partners, Inc., 11.000%, 11/01/16	158,775	0.1
145,000		Meritage Homes Corp., 7.000%, 04/01/22	155,875	0.1
150,000	#	MGM Resorts International, 6.750%, 10/01/20	150,375	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	76,500	0.1
615,269	#, &	Pegasus Solutions, Inc., 13.000%, 04/15/14	547,589	0.5
175,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	163,625	0.2
130,000		Ryland Group, Inc./The, 5.375%, 10/01/22	130,650	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	228,575	0.2
100,000	#	Scientific Games International, Inc., 6.250%, 09/01/20	100,625	0.1
400,000		Sitel LLC / Sitel Finance Corp., 11.500%, 04/01/18	292,000	0.3
365,000	#	Sotheby’s, 5.250%, 10/01/22	369,563	0.4
235,000		Standard Pacific Corp., 1.250%, 08/01/32	259,675	0.2
117,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	119,340	0.1
766,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	829,195	0.8
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	688,275	0.7
59,959		Univision Communications, Inc., 4.466%, 03/29/17	59,501	0.1
105,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	113,138	0.1
260,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	285,350	0.3
480,000		Wesco Distribution, Inc., 7.500%, 10/15/17	490,800	0.5
100,000		Wide Open West Finance LLC, 6.250%, 07/17/18	101,063	0.1
440,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	473,000	0.5
			12,252,137	11.8
		Consumer Staples: 4.7%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	416,562	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	858,000	0.8
350,000	#	Corsicanto Ltd., 3.500%, 01/15/32	596,312	0.6
491,250		Pierre Foods, Inc., 7.000%, 07/29/16	494,064	0.5
575,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	550,563	0.5

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples: (continued)
425,000	#	Post Holdings, Inc., 7.375%, 02/15/22	$453,688	0.4
100,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.750%, 10/15/20	100,125	0.1
235,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	234,413	0.2
335,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 05/15/18	341,700	0.3
265,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	283,219	0.3
480,000		Yankee Acquisition Corp., 9.750%, 02/15/17	505,200	0.5
89,775		Yankee Candle Co., 5.250%, 03/02/19	90,757	0.1
			4,924,603	4.7
		Energy: 14.7%
197,000		American Petroleum Tankers Parent LLC / AP Tankers Co., 10.250%, 05/01/15	207,835	0.2
134,679		Aquilex Holdings LLC, 8.750%, 03/11/16	135,184	0.1
205,000		Bristow Group, Inc., 6.250%, 10/15/22	210,637	0.2
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	102,250	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	165,935	0.2
125,000	#	Chaparral Energy, Inc., 7.625%, 11/15/22	131,875	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	184,450	0.2
305,000		Chesapeake Energy Corp., 6.775%, 03/15/19	306,144	0.3
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	243,187	0.2
338,000		Chesapeake Energy Corp., 2.500%, 05/15/37	305,256	0.3
152,000		Chesapeake Energy Corp., 2.500%, 05/15/37	133,285	0.1
120,000		Cimarex Energy Co., 5.875%, 05/01/22	127,200	0.1
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	176,750	0.2
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	249,187	0.2
100,000	#	Continental Resources, Inc./OK, 5.000%, 09/15/22	104,625	0.1
580,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	609,000	0.6
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	244,081	0.2
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	215,396	0.2
275,000	#	EP Energy LLC / Everest Acquisition Finance, Inc., 7.750%, 09/01/22	281,187	0.3
500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	545,625	0.5
307,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	317,745	0.3
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	728,000	0.7
410,000	#	Forest Oil Corp., 7.500%, 09/15/20	407,437	0.4
416,120		Frac Tech International LLC, 6.250%, 04/19/16	401,686	0.4
100,000		Golar LNG Ltd., 3.750%, 03/07/17	100,270	0.1
305,000		Goodrich Petroleum Corp., 8.875%, 03/15/19	296,612	0.3
75,000	#	Green Field Energy Services, Inc., 13.000%, 11/15/16	73,875	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	177,012	0.2
200,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 6.500%, 03/01/20	210,500	0.2
100,000		Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, 03/15/18	108,000	0.1
150,000		James River Coal Co., 3.125%, 03/15/18	52,500	0.0
160,000	#	Kodiak Oil & Gas Corp., 8.125%, 12/01/19	169,800	0.2
125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	135,625	0.1
525,000	#	Linn Energy LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	523,031	0.5
970,000		Massey Energy Co., 3.250%, 08/01/15	899,675	0.9
205,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	214,738	0.2
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	492,500	0.5
71,000		Newpark Resources, Inc., 4.000%, 10/01/17	74,195	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	641,700	0.6

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy: (continued)
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	$388,725	0.4
780,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	865,800	0.8
300,000	#	Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	311,250	0.3
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	119,888	0.1
650,000		Plains Exploration & Production Co., 6.125%, 06/15/19	658,125	0.6
210,000	#	QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	215,250	0.2
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	675,100	0.6
170,000	#	Samson Investment Co., 9.750%, 02/15/20	175,313	0.2
110,000		SM Energy Co., 6.500%, 11/15/21	117,150	0.1
100,000	#	Stone Energy Corp., 1.750%, 03/01/17	95,688	0.1
290,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	308,850	0.3
300,000		Tesoro Corp., 5.375%, 10/01/22	309,750	0.3
155,000	#	Unit Corp., 6.625%, 05/15/21	160,813	0.2
125,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	126,094	0.1
130,000		Venoco, Inc., 8.875%, 02/15/19	113,750	0.1
			15,345,536	14.7
		Financials: 6.1%
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	564,075	0.6
136,844		Alliant Insurance Services, 3.362%, 08/21/14	137,358	0.1
70,000		Apollo Investment Corp., 5.750%, 01/15/16	72,450	0.1
250,000	#	Blue Fin Ltd., 14.102%, 05/28/13	259,500	0.3
200,000	#	DFC Global Corp., 3.250%, 04/15/17	213,625	0.2
200,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	226,716	0.2
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,603,875	1.5
14,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	14,061	0.0
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	200,437	0.2
213,964		HUB International Holdings, Inc., 6.750%, 06/13/14	216,103	0.2
325,000	#	Hub International Ltd., 8.125%, 10/15/18	330,688	0.3
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	79,324	0.1
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	955,000	0.9
305,000		National Money Mart Co., 10.375%, 12/15/16	342,363	0.3
200,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	220,000	0.2
320,000	#	Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	351,200	0.3
75,000		Springleaf Finance Corp., 5.500%, 05/28/17	73,575	0.1
525,000	#	USB Realty Corp., 1.490%, 12/22/49	435,792	0.4
110,000	#	USI Holdings Corp., 4.310%, 11/15/14	106,975	0.1
			6,403,117	6.1
		Health Care: 8.9%
710,000		Alere, Inc., 3.000%, 05/15/16	674,056	0.6
261,023		Ardent Health Services, 6.500%, 09/15/15	262,328	0.2
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	159,750	0.2
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	930,335	0.9
451,414		Gentiva Health Services, Inc., 6.500%, 05/23/16	449,721	0.4
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	216,315	0.2
450,000	+	Hologic, Inc., 2.000%, 12/15/37	506,812	0.5
400,000	#	Hologic, Inc., 6.250%, 08/01/20	426,000	0.4
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	391,000	0.4
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	314,570	0.3
250,000		MedAssets, Inc., 8.000%, 11/15/18	273,750	0.3
210,000		NuVasive, Inc., 2.750%, 07/01/17	201,469	0.2
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	524,875	0.5
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	385,000	0.4
305,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	296,994	0.3
180,556		SHG Services, Inc., 8.750%, 09/23/16	180,330	0.2
155,000	#	Sky Growth Acquisition Corp., 7.375%, 10/15/20	156,356	0.1
293,625		Surgery Center Holdings, Inc., 6.500%, 09/20/16	293,625	0.3

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care: (continued)
878,852	#, &	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	$887,641	0.9
100,000	#	USPI Finance Corp., 9.000%, 04/01/20	109,000	0.1
160,000	#	Valeant Pharmaceuticals International, 6.375%, 10/15/20	163,600	0.2
145,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	154,969	0.1
16,000	Z	Vanguard Health Systems, Inc., 12.060%, 02/01/16	11,360	0.0
631,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	813,596	0.8
430,000	#	VPI Escrow Corp., 6.375%, 10/15/20	440,750	0.4
			9,224,202	8.9
		Home Builders: 0.3%
245,000		KB Home, 7.500%, 09/15/22	265,825	0.3
		Industrials: 9.3%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	250,625	0.2
170,034		Aeroflex, Inc., 5.750%, 04/25/18	169,928	0.2
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	158,250	0.2
100,000		Aircastle Ltd., 7.625%, 04/15/20	111,250	0.1
175,000		Atkore International, Inc., 9.875%, 01/01/18	171,063	0.2
550,000	#	CEVA Group PLC, 11.500%, 04/01/18	489,500	0.5
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	149,350	0.1
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	240,750	0.2
100,000		Commercial Vehicle Group, Inc., 7.875%, 04/15/19	101,500	0.1
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	110,819	0.1
120,464		DAE Aviation Holdings, 5.450%, 07/31/14	120,464	0.1
126,690		DAE Aviation Holdings, 5.450%, 07/31/14	126,690	0.1
509,000		General Cable Corp., 4.500%, 11/15/29	547,175	0.5
220,000		GeoEye, Inc., 9.625%, 10/01/15	246,400	0.2
120,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	108,975	0.1
270,000	#	H&E Equipment Services, Inc., 7.000%, 09/01/22	281,475	0.3
250,000		Hamilton Sunstrand Industrial, 09/25/20	250,000	0.2
107,989		Hudson Product Corp., 9.000%, 08/27/15	107,179	0.1
200,051		Hunter Defense Technologies, 3.470%, 08/01/14	176,545	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	311,550	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	185,250	0.2
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	313,500	0.3
465,000		MasTec, Inc., 4.000%, 06/15/14	648,384	0.6
250,000	#	Mcron Finance Sub LLC / Mcron Finance Corp., 8.375%, 05/15/19	258,750	0.2
415,000	+	Meritor, Inc., 4.625%, 03/01/26	373,241	0.4
100,000		Monitronics International, Inc., 9.125%, 04/01/20	104,500	0.1
465,000		Mueller Water Products, 7.375%, 06/01/17	478,950	0.5
715,000		Navistar International Corp., 3.000%, 10/15/14	637,691	0.6
330,000		Navistar International Corp., 8.250%, 11/01/21	314,738	0.3
255,000		New Enterprise Stone & Lime Co., 11.000%, 09/01/18	184,875	0.2
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	104,000	0.1
150,000		Roper Industries, Inc., 01/15/34	207,656	0.2
253,000	#	USG Corp., 8.375%, 10/15/18	275,770	0.3
531,000		Wesco International, Inc., 6.000%, 09/15/29	1,140,654	1.1
200,000	&	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, 02/15/16	208,000	0.2
			9,665,447	9.3
		Information Technology: 9.0%
210,000	#	Advanced Micro Devices, Inc., 7.500%, 08/15/22	203,700	0.2
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	208,560	0.2
250,000		Ciena Corp., 0.875%, 06/15/17	216,406	0.2
150,000	#	Emdeon, Inc., 11.000%, 12/31/19	171,000	0.2
350,000		Equinix, Inc., 3.000%, 10/15/14	689,937	0.7
244,388		Expert Global Solutions, Inc., 8.000%, 03/13/18	246,628	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	77,719	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	89,222	0.1
89,000		First Data Corp., 12.625%, 01/15/21	92,671	0.1

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology: (continued)
510,000	#	j2 Global, Inc., 8.000%, 08/01/20	$517,650	0.5
571,000		Lam Research Corp., 1.250%, 05/15/18	554,584	0.5
250,000		MEMC Electronic Materials, Inc., 7.750%, 04/01/19	206,250	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	507,937	0.5
265,000	#	NCR Corp., 5.000%, 07/15/22	268,975	0.3
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	513,188	0.5
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	790,625	0.8
200,000	#	Nuance Communications, Inc., 2.750%, 11/01/31	232,125	0.2
135,000	#	Nuance Communications, Inc., 5.375%, 08/15/20	140,063	0.1
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	636,300	0.6
300,000		SanDisk Corp., 1.500%, 08/15/17	341,063	0.3
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	268,750	0.2
210,000		Seagate HDD Cayman, 7.750%, 12/15/18	233,100	0.2
399,000		Sunpower Corp. - Class A, 4.750%, 04/15/14	380,048	0.4
255,000		SunPower Corp., 4.500%, 03/15/15	235,556	0.2
49,621		Vertafore, Inc., 5.250%, 07/31/16	49,828	0.0
65,000		ViaSat, Inc., 6.875%, 06/15/20	67,275	0.1
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	375,000	0.4
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	411,134	0.4
150,000		WebMD Health Corp., 2.250%, 03/31/16	139,500	0.1
635,000		WebMD Health Corp., 2.500%, 01/31/18	527,447	0.5
			9,392,241	9.0
		Materials: 9.3%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	319,500	0.3
400,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	319,000	0.3
335,574	#, &	ARD Finance SA, 11.125%, 06/01/18	335,574	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	148,162	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	705,600	0.7
279,250		Goodman Global, Inc., 5.750%, 10/06/16	280,497	0.3
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	227,150	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	196,552	0.2
247,495		HHI Holdings LLC, 7.750%, 03/09/17	247,495	0.2
245,000	#	IAMGOLD Corp., 6.750%, 10/01/20	240,712	0.2
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	228,437	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	223,250	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	153,750	0.2
200,000		Kaiser Aluminum Corp., 8.250%, 06/01/20	217,000	0.2
660,000		LyondellBasell Industries NV, 5.000%, 04/15/19	704,550	0.7
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	215,250	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	126,325	0.1
225,000	#	Molycorp, Inc., 10.000%, 06/01/20	223,875	0.2
264,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	192,720	0.2
150,000	#	New Gold, Inc., 7.000%, 04/15/20	159,750	0.2
333	&	Noranda Aluminium Acquisition Corp., 4.730%, 05/15/15	318	0.0
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,411,375	1.4
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	344,500	0.3
170,000	#	PH Glatfelter Co., 5.375%, 10/15/20	172,550	0.2
365,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	391,919	0.4
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	252,331	0.2
180,000		Steel Dynamics, Inc., 5.125%, 06/15/14	189,113	0.2
185,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	193,325	0.2
185,000	#	Steel Dynamics, Inc., 6.375%, 08/15/22	191,938	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	511,200	0.5
250,000	#	Tronox Finance LLC, 6.375%, 08/15/20	253,438	0.2
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	271,450	0.3
			9,648,606	9.3
		Real Estate: 0.4%
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	383,706	0.4

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services: 4.8%
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	$482,625	0.5
355,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	383,400	0.4
245,000		Frontier Communications Corp., 8.500%, 04/15/20	278,075	0.3
555,000		Frontier Communications Corp., 8.750%, 04/15/22	632,700	0.6
200,000		Frontier Communications Corp., 9.250%, 07/01/21	232,500	0.2
102,406	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	108,934	0.1
690,000	#, &	Intelsat Bermuda Ltd., 11.500%, 02/04/17	733,988	0.7
150,000		Intelsat Corp., 3.221%, 02/01/14	149,175	0.1
50,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	54,250	0.0
1,445,000	X	Millicom International Cellular S.A. Escrow	—	—
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	763,000	0.7
140,000	#	tw telecom holdings inc, 5.375%, 10/01/22	143,325	0.1
350,000		Windstream Corp., 7.750%, 10/01/21	378,875	0.4
200,000		Windstream Corp., 7.750%, 10/15/20	215,500	0.2
460,000		Windstream Corp., 7.500%, 06/01/22	489,900	0.5
			5,046,247	4.8
		Utilities: 1.6%
602		AES Red Oak, LLC, 8.540%, 11/30/19	646	0.0
330,000	#	Intergen NV, 9.000%, 06/30/17	319,275	0.3
275,000		NRG Energy, Inc., 7.625%, 01/15/18	299,062	0.3
550,000		NRG Energy, Inc., 7.625%, 05/15/19	585,750	0.6
200,000		NRG Energy, Inc., 7.875%, 05/15/21	218,500	0.2
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	78,750	0.1
375,000		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	140,625	0.1
			1,642,608	1.6
		Total Corporate Bonds/Notes (Cost $79,740,258)	84,194,275	80.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,040,056	1.0
		Total Collateralized Mortgage Obligations (Cost $1,008,382)	1,040,056	1.0
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.667%, 01/25/47	51,365	0.0
		Total Asset-Backed Securities (Cost $56,262)	51,365	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 11.9%
		Consumer Discretionary: 0.9%
2,908		Lear Corp.	$109,893	0.1
1,476	@	Perseus Holding Corp.	3,690	0.0
14,431		Service Corp. International	194,241	0.2
10,073		Sonic Automotive, Inc.	191,186	0.2
8,709		Starbucks Corp.	441,982	0.4
2,267	@	WMS Industries, Inc.	37,133	0.0
			978,125	0.9
		Consumer Staples: 0.1%
35,400	@	Alliance One International, Inc.	114,342	0.1
		Energy: 0.7%
37,081	@	Hercules Offshore, Inc.	180,955	0.2
6,900		Marathon Oil Corp.	204,033	0.2
3,450		Marathon Petroleum Corp.	188,335	0.2
2,859		Transocean Ltd.	128,341	0.1
			701,664	0.7
		Financials: 0.1%
2,445		Legg Mason, Inc.	60,343	0.1
		Health Care: 2.9%
10,538		Aetna, Inc.	417,305	0.4
1,400	@	Alere, Inc.	27,286	0.0
3,611	@	Alere, Inc.	732,564	0.7
4,404	@	Bio-Rad Laboratories, Inc.	469,995	0.5
5,400		Cigna Corp.	254,718	0.2
11,045		Thermo Fisher Scientific, Inc.	649,777	0.6
5,850	@	Waters Corp.	487,480	0.5
			3,039,125	2.9
		Industrials: 2.9%
11,148	@	BE Aerospace, Inc.	469,331	0.5
19,600	@	Commercial Vehicle Group, Inc.	144,060	0.1
5,480	@	Cooper Industries PLC	411,329	0.4
16,312	@	DigitalGlobe, Inc.	332,602	0.3
5,414		ESCO Technologies, Inc.	210,334	0.2
6,900		Exelis, Inc.	71,346	0.1

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
4,100	@	General Cable Corp.	$120,458	0.1
8,355	@	GeoEye, Inc.	220,823	0.2
785	@	Horizon Lines, Inc.	1,083	0.0
3,450		ITT Corp.	69,517	0.1
2,000		Joy Global, Inc.	112,120	0.1
5,449		Kennametal, Inc.	202,049	0.2
4,500		Lennox International, Inc.	217,620	0.2
16,300	@	Orbital Sciences Corp.	237,328	0.2
6,900		Xylem, Inc.	173,535	0.2
			2,993,535	2.9
		Information Technology: 1.2%
5,800	@	Arrow Electronics, Inc.	195,518	0.2
14,400	@	Ingram Micro, Inc.	219,312	0.2
9,479	@	Itron, Inc.	409,019	0.4
21	@, X	Magnachip Semiconductors S.A.	—	—
32,651	@	OCZ Technology Group, Inc.	113,299	0.1
4,000	@	Research In Motion Ltd.	30,000	0.0
9,964	@	TE Connectivity Ltd.	338,875	0.3
			1,306,023	1.2
		Materials: 2.8%
16,600		Freeport-McMoRan Copper & Gold, Inc.	657,028	0.6
19,795		Georgia Gulf Corp.	716,975	0.7
22,565		LyondellBasell Industries NV	1,165,708	1.1
13,200	@	Owens-Illinois, Inc.	247,632	0.3
91,233	@	Polymet Mining Corp.	105,830	0.1
			2,893,173	2.8
		Telecommunication Services: 0.3%
28,800		Windstream Corp.	291,168	0.3
		Total Common Stock (Cost $9,020,473)	12,377,498	11.9
PREFERRED STOCK: 3.1%
		Energy: 0.7%
11,500	@	Petroquest Energy, Inc.	425,859	0.4
1,016	@	SandRidge Energy, Inc.	110,998	0.1
1,400	@	SandRidge Energy, Inc.	152,684	0.2
			689,541	0.7
		Financials: 2.1%
325	#, @, P	Ally Financial, Inc.	304,048	0.3
27,580	@, P	Forest City Enterprises, Inc.	1,489,320	1.4
13,000	@, P	GMAC Capital Trust I	326,430	0.3
775	#, @	Perseus Holding Corp.	41,850	0.1
			2,161,648	2.1
		Industrials: 0.3%
2,200	@, P	General Cable Corp.	323,606	0.3
		Total Preferred Stock (Cost $2,800,807)	3,174,795	3.1
WARRANTS: 0.2%
		Energy: 0.0%
75	#, @	Green Field Energy Services, Inc.	2,325	0.0
		Industrials: 0.2%
3,874,272	@	Horizon Lines, Inc.	213,860	0.2
		Information Technology: —%
840	@, X	Magnachip Semiconductors S.A.	—	—
		Total Warrants (Cost $354,469)	216,185	0.2
		Total Long-Term Investments (Cost $92,980,651)	101,054,174	97.1
SHORT-TERM INVESTMENTS: 3.5%
		Mutual Funds: 3.5%
3,599,235		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,599,235)	3,599,235	3.5
		Total Short-Term Investments (Cost $3,599,235)	3,599,235	3.5
		Total Investments in Securities (Cost $96,579,886)	$104,653,409	100.6
		Liabilities in Excess of Other Assets	(577,789)	(0.6)
		Net Assets	$104,075,620	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $96,861,318.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,947,830
	Gross Unrealized Depreciation	(5,155,739)
	Net Unrealized Appreciation	$7,792,091

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$974,435	$—	$3,690	$978,125
Consumer Staples	114,342	—	—	114,342
Energy	701,664	—	—	701,664
Financials	60,343	—	—	60,343
Health Care	3,039,125	—	—	3,039,125
Industrials	2,993,535	—	—	2,993,535
Information Technology	1,306,023	—	—	1,306,023
Materials	2,893,173	—	—	2,893,173
Telecommunication Services	291,168	—	—	291,168
Total Common Stock	12,373,808	—	3,690	12,377,498
Preferred Stock	—	3,132,945	41,850	3,174,795
Warrants	2,325	213,860	—	216,185
Corporate Bonds/Notes	—	83,646,686	547,589	84,194,275
Collateralized Mortgage Obligations	—	1,040,056	—	1,040,056
Asset-Backed Securities	—	51,365	—	51,365
Short-Term Investments	3,599,235	—	—	3,599,235
Total Investments, at fair value	$15,975,368	$88,084,912	$593,129	$104,653,409

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
5,580,506	ING BlackRock Inflation Protected Bond Portfolio - Class I	$60,827,512	7.8
554,694	ING Clarion Real Estate Portfolio - Class I	14,793,693	1.9
1,040,469	ING Davis New York Venture Portfolio - Class I	19,487,982	2.5
2,274,534	ING Floating Rate Fund - Class I	23,200,242	3.0
4,013,460	ING Global Bond Fund - Class I	46,716,674	6.0
2,483,527	ING Goldman Sachs Commodity Strategy Portfolio - Class I	15,447,540	2.0
1,659,680	ING Growth and Income Portfolio - Class I	41,940,107	5.4
6,563,080	ING Intermediate Bond Fund - Class I	67,140,310	8.6
3,382,401	ING International Core Fund - Class I	31,354,860	4.0
1,627,547	ING International Growth Fund - Class I	15,933,683	2.1
1,460,102	ING Large Cap Growth Portfolio - Class I	21,945,338	2.8
1,371,217	ING Large Cap Value Fund - Class I	15,823,849	2.0
5,245,859	ING Limited Maturity Bond Portfolio - Class I	53,193,009	6.9
2,781,316	ING MidCap Opportunities Portfolio - Class I	35,851,168	4.6
2,661,050	ING MidCap Value Fund - Class I	35,498,411	4.6
1,482,030	ING PIMCO High Yield Portfolio - Class I	15,531,673	2.0
7,284,140	ING PIMCO Total Return Bond Portfolio - Class I	88,210,940	11.4
2,104,331	ING T. Rowe Price Equity Income Portfolio - Class I	27,629,868	3.6
337,965	ING T. Rowe Price Growth Equity Portfolio - Class I	21,883,243	2.8
1,563,465	ING Templeton Foreign Equity Portfolio - Class I	16,166,226	2.1
5,988,014	ING U.S. Bond Index Portfolio - Class I	66,407,080	8.6
3,532,591	ING U.S. Stock Index Portfolio - Class I	41,472,622	5.3
	Total Investments in Affiliated Investment Companies
	(Cost $738,752,674)	$776,456,030	100.0
	Assets in Excess of Other Liabilities	61,177	—
	Net Assets	$776,517,207	100.0

	Cost for federal income tax purposes is $749,898,739.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$39,658,823
	Gross Unrealized Depreciation	(13,101,532)
	Net Unrealized Appreciation	$26,557,291

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$776,456,030	$—	$—	$776,456,030
Total Investments, at fair value	$776,456,030	$—	$—	$776,456,030

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2020 Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
113		ING BlackRock Inflation Protected Bond Portfolio - Class I	$1,235	7.0
13		ING Clarion Real Estate Portfolio - Class I	352	2.0
28		ING Davis New York Venture Portfolio - Class I	527	3.0
52		ING Floating Rate Fund - Class I	532	3.0
91		ING Global Bond Fund - Class I	1,058	6.0
57		ING Goldman Sachs Commodity Strategy Portfolio - Class I	357	2.0
38		ING Growth and Income Portfolio - Class I	966	5.5
91		ING Intermediate Bond Fund - Class I	930	5.3
75		ING International Core Fund - Class I	697	4.0
36		ING International Growth Fund - Class I	348	2.0
58		ING Large Cap Growth Portfolio - Class I	879	5.0
42		ING Large Cap Value Fund - Class I	484	2.8
104		ING Limited Maturity Bond Portfolio - Class I	1,059	6.0
68		ING MidCap Opportunities Portfolio - Class I	882	5.0
66		ING MidCap Value Fund - Class I	880	5.0
34		ING PIMCO High Yield Portfolio - Class I	355	2.0
102		ING PIMCO Total Return Bond Portfolio - Class I	1,235	7.0
36		ING Small Company Portfolio - Class I	701	4.0
18		ING T Rowe Price Capital Appreciation Portfolio - Class I	440	2.5
57		ING T. Rowe Price Equity Income Portfolio - Class I	747	4.2
9	@	ING T. Rowe Price Growth Equity Portfolio - Class I	614	3.5
33		ING Templeton Foreign Equity Portfolio - Class I	346	2.0
92		ING U.S. Bond Index Portfolio - Class I	1,015	5.8
82		ING U.S. Stock Index Portfolio - Class I	966	5.5
		Total Investments in Affiliated Investment Companies
		(Cost $16,212)	$17,605	100.1
		Liabilities in Excess of Other Assets	(11)	(0.1)
		Net Assets	$17,594	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $16,212.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,410
		Gross Unrealized Depreciation	(17)
		Net Unrealized Appreciation	$1,393

PORTFOLIO OF INVESTMENTS
ING Solution 2020 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$17,605	$—	$—	$17,605
Total Investments, at fair value	$17,605	$—	$—	$17,605

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
911,662	iShares MSCI Emerging Markets Index Fund	$37,669,874	2.9
	Total Exchange-Traded Funds
	(Cost $38,645,352)	37,669,874	2.9
MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
3,720,407	ING Floating Rate Fund - Class I	37,948,148	3.0
6,564,785	ING Global Bond Fund - Class I	76,414,095	6.0
4,293,926	ING Intermediate Bond Fund - Class I	43,926,858	3.4
6,910,394	ING International Core Fund - Class I	64,059,354	5.0
1,962,549	ING Large Cap Value Fund - Class I	22,647,820	1.8
5,037,175	ING U.S. Bond Index Portfolio - Class I	55,862,267	4.4
6,100,248	ING U.S. Stock Index Portfolio - Class I	71,616,914	5.6
657,672	ING JPMorgan Emerging Markets Equity Portfolio - Class I	12,811,455	1.0
7,354,754	ING Limited Maturity Bond Portfolio - Class I	74,577,205	5.8
5,180,235	ING PIMCO Total Return Bond Portfolio - Class I	62,732,649	4.9
4,062,427	ING Goldman Sachs Commodity Strategy Portfolio - Class I	25,268,298	2.0
2,042,289	ING Davis New York Venture Portfolio - Class I	38,252,082	3.0
703,619	ING T. Rowe Price Growth Equity Portfolio - Class I	45,559,320	3.6
2,844,101	ING Growth and Income Portfolio - Class I	71,870,431	5.6
3,993,432	ING International Growth Fund - Class I	39,095,702	3.0
907,256	ING Clarion Real Estate Portfolio - Class I	24,196,519	1.9
3,256,904	ING Large Cap Growth Portfolio - Class I	48,951,267	3.8
2,573,769	ING T Rowe Price Capital Appreciation Portfolio - Class I	64,241,279	5.0
4,671,440	ING T. Rowe Price Equity Income Portfolio - Class I	61,336,013	4.8
1,498,466	ING Marsico Growth Portfolio - Class I	28,875,440	2.2
6,066,220	ING MidCap Opportunities Portfolio - Class I	78,193,578	6.1
5,803,665	ING MidCap Value Fund - Class I	77,420,895	6.0
2,424,054	ING PIMCO High Yield Portfolio - Class I	25,404,086	2.0
2,693,830	ING Small Company Portfolio - Class I	52,071,725	4.1
3,836,110	ING Templeton Foreign Equity Portfolio - Class I	39,665,376	3.1
	Total Mutual Funds
	(Cost $1,133,673,303)	1,242,998,776	97.1
	Total Investments in Securities (Cost $1,172,318,655)	$1,280,668,650	100.0
	Assets in Excess of Other Liabilities	171,984	—
	Net Assets	$1,280,840,634	100.0

	Cost for federal income tax purposes is $1,201,253,456.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$113,782,338
	Gross Unrealized Depreciation	(34,367,144)
	Net Unrealized Appreciation	$79,415,194

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,669,874	$—	$—	$37,669,874
Mutual Funds	1,242,998,776	—	—	1,242,998,776
Total Investments, at fair value	$1,280,668,650	$—	$—	$1,280,668,650

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2030 Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.7%
13		ING Clarion Real Estate Portfolio - Class I	$360	2.0
29		ING Davis New York Venture Portfolio - Class I	538	3.0
49	@	ING Emerging Markets Equity Fund - Class I	530	2.9
53		ING Floating Rate Fund - Class I	543	3.0
59		ING Goldman Sachs Commodity Strategy Portfolio - Class I	364	2.0
43		ING Growth and Income Portfolio - Class I	1,076	6.0
49		ING Intermediate Bond Fund - Class I	497	2.8
115		ING International Core Fund - Class I	1,068	5.9
54		ING International Growth Fund - Class I	533	3.0
18		ING JPMorgan Emerging Markets Equity Portfolio - Class I	359	2.0
90		ING Large Cap Growth Portfolio - Class I	1,346	7.5
51		ING Large Cap Value Fund - Class I	583	3.2
107		ING Limited Maturity Bond Portfolio - Class I	1,080	6.0
84		ING MidCap Opportunities Portfolio - Class I	1,079	6.0
81		ING MidCap Value Fund - Class I	1,077	6.0
35		ING PIMCO High Yield Portfolio - Class I	362	2.0
56		ING PIMCO Total Return Bond Portfolio - Class I	675	3.8
37		ING Small Company Portfolio - Class I	715	4.0
36		ING T Rowe Price Capital Appreciation Portfolio - Class I	898	5.0
85		ING T. Rowe Price Equity Income Portfolio - Class I	1,120	6.2
14	@	ING T. Rowe Price Growth Equity Portfolio - Class I	895	5.0
51		ING Templeton Foreign Equity Portfolio - Class I	529	2.9
57		ING U.S. Bond Index Portfolio - Class I	630	3.5
92		ING U.S. Stock Index Portfolio - Class I	1,075	6.0
		Total Investments in Affiliated Investment Companies
		(Cost $16,096)	$17,932	99.7
		Assets in Excess of Other Liabilities	48	0.3
		Net Assets	$17,980	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $16,098.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,839
		Gross Unrealized Depreciation	(5)
		Net Unrealized Appreciation	$1,834

PORTFOLIO OF INVESTMENTS
ING Solution 2030 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$17,932	$—	$—	$17,932
Total Investments, at fair value	$17,932	$—	$—	$17,932

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
794,500	iShares MSCI Emerging Markets Index Fund	$32,828,740	3.0
	Total Exchange-Traded Funds
	(Cost $33,678,855)	32,828,740	3.0
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
1,041,881	ING Emerging Markets Equity Fund - Class I	11,262,732	1.0
3,219,797	ING Floating Rate Fund - Class I	32,841,934	2.9
1,593,653	ING Intermediate Bond Fund - Class I	16,303,067	1.5
11,971,736	ING International Core Fund - Class I	110,977,992	10.0
3,638,536	ING Large Cap Value Fund - Class I	41,988,701	3.8
2,422,082	ING U.S. Bond Index Portfolio - Class I	26,860,886	2.4
6,202,210	ING U.S. Stock Index Portfolio - Class I	72,813,943	6.5
1,704,900	ING JPMorgan Emerging Markets Equity Portfolio - Class I	33,211,449	3.0
2,121,835	ING Limited Maturity Bond Portfolio - Class I	21,515,405	1.9
2,017,588	ING PIMCO Total Return Bond Portfolio - Class I	24,432,995	2.2
3,516,444	ING Goldman Sachs Commodity Strategy Portfolio - Class I	21,872,282	2.0
1,767,650	ING Davis New York Venture Portfolio - Class I	33,108,081	3.0
782,957	ING T. Rowe Price Growth Equity Portfolio - Class I	50,696,449	4.6
2,910,151	ING Growth and Income Portfolio - Class I	73,539,515	6.6
3,456,403	ING International Growth Fund - Class I	33,838,183	3.0
785,233	ING Clarion Real Estate Portfolio - Class I	20,942,170	1.9
3,946,239	ING Large Cap Growth Portfolio - Class I	59,311,969	5.3
2,005,158	ING T Rowe Price Capital Appreciation Portfolio - Class I	50,048,741	4.5
5,532,719	ING T. Rowe Price Equity Income Portfolio - Class I	72,644,602	6.5
1,873,464	ING Marsico Growth Portfolio - Class I	36,101,650	3.2
5,250,211	ING MidCap Opportunities Portfolio - Class I	67,675,222	6.1
5,023,234	ING MidCap Value Fund - Class I	67,009,936	6.0
2,097,842	ING PIMCO High Yield Portfolio - Class I	21,985,384	2.0
2,331,446	ING Small Company Portfolio - Class I	45,066,854	4.0
3,320,026	ING Templeton Foreign Equity Portfolio - Class I	34,329,071	3.1
	Total Mutual Funds
	(Cost $976,171,681)	1,080,379,213	97.0
	Total Investments in Securities (Cost $1,009,850,536)	$1,113,207,953	100.0
	Assets in Excess of Other Liabilities	284,473	—
	Net Assets	$1,113,492,426	100.0

	Cost for federal income tax purposes is $1,037,636,502.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$114,289,887
	Gross Unrealized Depreciation	(38,718,436)
	Net Unrealized Appreciation	$75,571,451

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,828,740	$—	$—	$32,828,740
Mutual Funds	1,080,379,213	—	—	1,080,379,213
Total Investments, at fair value	$1,113,207,953	$—	$—	$1,113,207,953

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2040 Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
13		iShares MSCI Emerging Markets Index Fund	$537	2.9
13		ING Clarion Real Estate Portfolio - Class I	346	1.9
34		ING Davis New York Venture Portfolio - Class I	638	3.5
17		ING Emerging Markets Equity Fund - Class I	187	1.0
58		ING Goldman Sachs Commodity Strategy Portfolio - Class I	361	2.0
50		ING Growth and Income Portfolio - Class I	1,263	6.9
22		ING Intermediate Bond Fund - Class I	224	1.2
198		ING International Core Fund - Class I	1,834	9.9
57		ING International Growth Fund - Class I	560	3.0
28		ING JPMorgan Emerging Markets Equity Portfolio - Class I	550	3.0
71		ING Large Cap Growth Portfolio - Class I	1,074	5.8
72		ING Large Cap Value Fund - Class I	833	4.5
36		ING Marsico Growth Portfolio - Class I	688	3.7
94		ING MidCap Opportunities Portfolio - Class I	1,212	6.6
90		ING MidCap Value Fund - Class I	1,200	6.5
35		ING PIMCO High Yield Portfolio - Class I	363	2.0
30		ING PIMCO Total Return Bond Portfolio - Class I	359	1.9
48		ING Small Company Portfolio - Class I	932	5.1
33		ING T Rowe Price Capital Appreciation Portfolio - Class I	827	4.5
102		ING T. Rowe Price Equity Income Portfolio - Class I	1,339	7.3
14	@	ING T. Rowe Price Growth Equity Portfolio - Class I	931	5.0
55		ING Templeton Foreign Equity Portfolio - Class I	568	3.1
32		ING U.S. Bond Index Portfolio - Class I	355	1.9
106		ING U.S. Stock Index Portfolio - Class I	1,247	6.8
		Total Investments in Affiliated Investment Companies
		(Cost $15,995)	$18,428	100.0
		Assets in Excess of Other Liabilities	1	—
		Net Assets	$18,429	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $15,996.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,448
		Gross Unrealized Depreciation	(16)
		Net Unrealized Appreciation	$2,432

PORTFOLIO OF INVESTMENTS
ING Solution 2040 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$537	$—	$—	$537
Affiliated Investment Companies	17,891	—	—	17,891
Total Investments, at fair value	$18,428	$—	$—	$18,428

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
520,000	iShares MSCI Emerging Markets Index Fund	$21,486,400	3.0
	Total Exchange-Traded Funds (Cost $22,042,800)	21,486,400	3.0
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
678,560	ING Emerging Markets Equity Fund - Class I	7,335,234	1.0
7,796,278	ING International Core Fund - Class I	72,271,497	9.9
2,842,656	ING Large Cap Value Fund - Class I	32,804,248	4.5
946,322	ING U.S. Bond Index Portfolio - Class I	10,494,711	1.4
4,493,186	ING U.S. Stock Index Portfolio - Class I	52,749,998	7.3
1,110,329	ING JPMorgan Emerging Markets Equity Portfolio - Class I	21,629,218	3.0
1,022,082	ING PIMCO Total Return Bond Portfolio - Class I	12,377,419	1.7
2,289,926	ING Goldman Sachs Commodity Strategy Portfolio - Class I	14,243,338	2.0
1,342,979	ING Davis New York Venture Portfolio - Class I	25,153,988	3.5
594,855	ING T. Rowe Price Growth Equity Portfolio - Class I	38,516,835	5.3
2,113,944	ING Growth and Income Portfolio - Class I	53,419,374	7.3
3,001,174	ING International Growth Fund - Class I	29,381,492	4.0
511,320	ING Clarion Real Estate Portfolio - Class I	13,636,904	1.9
2,936,959	ING Large Cap Growth Portfolio - Class I	44,142,493	6.1
1,378,399	ING T Rowe Price Capital Appreciation Portfolio - Class I	34,404,846	4.7
4,157,300	ING T. Rowe Price Equity Income Portfolio - Class I	54,585,349	7.5
1,407,728	ING Marsico Growth Portfolio - Class I	27,126,914	3.7
3,703,974	ING MidCap Opportunities Portfolio - Class I	47,744,221	6.6
3,543,832	ING MidCap Value Fund - Class I	47,274,714	6.5
1,897,803	ING Small Company Portfolio - Class I	36,684,530	5.0
2,882,667	ING Templeton Foreign Equity Portfolio - Class I	29,806,779	4.1
	Total Mutual Funds (Cost $627,089,815)	705,784,102	97.0
	Total Investments in Securities
	(Cost $649,132,615)	$727,270,502	100.0
	Liabilities in Excess of Other Assets	(13,385)	—
	Net Assets	$727,257,117	100.0

	Cost for federal income tax purposes is $663,253,684.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$81,988,252
	Gross Unrealized Depreciation	(17,971,434)
	Net Unrealized Appreciation	$64,016,818

ING Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,486,400	$—	$—	$21,486,400
Mutual Funds	705,784,102	—	—	705,784,102
Total Investments, at fair value	$727,270,502	$—	$—	$727,270,502

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2050 Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
14		ING Clarion Real Estate Portfolio - Class I	$369	2.0
34		ING Davis New York Venture Portfolio - Class I	644	3.5
67		ING Emerging Markets Equity Fund - Class I	726	4.0
60		ING Goldman Sachs Commodity Strategy Portfolio - Class I	374	2.0
53		ING Growth and Income Portfolio - Class I	1,334	7.3
197		ING International Core Fund - Class I	1,826	9.9
75		ING International Growth Fund - Class I	730	4.0
28		ING JPMorgan Emerging Markets Equity Portfolio - Class I	552	3.0
110		ING Large Cap Growth Portfolio - Class I	1,658	9.0
72		ING Large Cap Value Fund - Class I	829	4.5
93		ING MidCap Opportunities Portfolio - Class I	1,200	6.5
90		ING MidCap Value Fund - Class I	1,197	6.5
27		ING PIMCO Total Return Bond Portfolio - Class I	323	1.8
47		ING Small Company Portfolio - Class I	917	5.0
35		ING T Rowe Price Capital Appreciation Portfolio - Class I	876	4.8
105		ING T. Rowe Price Equity Income Portfolio - Class I	1,380	7.5
17	@	ING T. Rowe Price Growth Equity Portfolio - Class I	1,103	6.0
70		ING Templeton Foreign Equity Portfolio - Class I	725	3.9
25		ING U.S. Bond Index Portfolio - Class I	277	1.5
114		ING U.S. Stock Index Portfolio - Class I	1,333	7.2
		Total Investments in Affiliated Investment Companies
		(Cost $16,071)	$18,373	99.9
		Assets in Excess of Other Liabilities	25	0.1
		Net Assets	$18,398	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $16,072.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,303
		Gross Unrealized Depreciation	(2)
		Net Unrealized Appreciation	$2,301

PORTFOLIO OF INVESTMENTS
ING Solution 2050 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$18,373	$—	$—	$18,373
Total Investments, at fair value	$18,373	$—	$—	$18,373

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
33,100	iShares MSCI Emerging Markets Index Fund	$1,367,692	2.9
	Total Exchange-Traded Funds (Cost $1,403,109)	1,367,692	2.9

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
45,107	ING Emerging Markets Equity Fund - Class I	487,606	1.0
507,078	ING International Core Fund - Class I	4,700,613	9.9
184,841	ING Large Cap Value Fund - Class I	2,133,065	4.5
61,646	ING U.S. Bond Index Portfolio - Class I	683,660	1.5
292,180	ING U.S. Stock Index Portfolio - Class I	3,430,189	7.3
73,370	ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,429,242	3.0
66,553	ING PIMCO Total Return Bond Portfolio - Class I	805,961	1.7
149,098	ING Goldman Sachs Commodity Strategy Portfolio - Class I	927,392	2.0
87,358	ING Davis New York Venture Portfolio - Class I	1,636,223	3.5
38,668	ING T. Rowe Price Growth Equity Portfolio - Class I	2,503,779	5.3
137,376	ING Growth and Income Portfolio - Class I	3,471,494	7.3
195,092	ING International Growth Fund - Class I	1,909,950	4.0
33,308	ING Clarion Real Estate Portfolio - Class I	888,327	1.9
190,862	ING Large Cap Growth Portfolio - Class I	2,868,659	6.1
89,647	ING T Rowe Price Capital Appreciation Portfolio - Class I	2,237,583	4.7
270,320	ING T. Rowe Price Equity Income Portfolio - Class I	3,549,297	7.5
91,565	ING Marsico Growth Portfolio - Class I	1,764,460	3.7
240,706	ING MidCap Opportunities Portfolio - Class I	3,102,699	6.6
230,395	ING MidCap Value Fund - Class I	3,073,473	6.5
123,297	ING Small Company Portfolio - Class I	2,383,325	5.0
187,161	ING Templeton Foreign Equity Portfolio - Class I	1,935,243	4.1
	Total Mutual Funds (Cost $43,463,255)	45,922,240	97.1
	Total Investments in Securities
	(Cost $44,866,364)	$47,289,932	100.0
	Liabilities in Excess of Other Assets	(349)	—
	Net Assets	$47,289,583	100.0

	Cost for federal income tax purposes is $45,314,602.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,464,883
	Gross Unrealized Depreciation	(489,553)
	Net Unrealized Appreciation	$1,975,330

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,367,692	$—	$—	$1,367,692
Mutual Funds	45,922,240	—	—	45,922,240
Total Investments, at fair value	$47,289,932	$—	$—	$47,289,932

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
16,800		iShares MSCI Emerging Markets Index Fund	$694,176	3.0
		Total Exchange-Traded Funds (Cost $712,152)	694,176	3.0
MUTUAL FUNDS: 97.0%
		Affiliated Investment Companies: 97.0%
21,862		ING Emerging Markets Equity Fund - Class I	236,333	1.0
45,185		ING Floating Rate Fund - Class I	460,892	2.0
39,860		ING Global Bond Fund - Class I	463,966	2.0
33,544		ING Intermediate Bond Fund - Class I	343,154	1.5
176,236		ING International Core Fund - Class I	1,633,706	7.0
51,010		ING Large Cap Value Fund - Class I	588,660	2.5
51,038		ING U.S. Bond Index Portfolio - Class I	566,015	2.4
120,347		ING U.S. Stock Index Portfolio - Class I	1,412,874	6.0
35,840		ING JPMorgan Emerging Markets Equity Portfolio - Class I	698,172	3.0
37,774		ING PIMCO Total Return Bond Portfolio - Class I	457,438	1.9
111,008		ING Goldman Sachs Commodity Strategy Portfolio - Class I	690,472	2.9
37,172		ING Davis New York Venture Portfolio - Class I	696,225	3.0
15,542	@	ING T. Rowe Price Growth Equity Portfolio - Class I	1,006,345	4.3
56,441		ING Growth and Income Portfolio - Class I	1,426,273	6.1
96,862		ING International Growth Fund - Class I	948,278	4.0
16,529		ING Clarion Real Estate Portfolio - Class I	440,833	1.9
75,023		ING Large Cap Growth Portfolio - Class I	1,127,590	4.8
46,848		ING T Rowe Price Capital Appreciation Portfolio - Class I	1,169,333	5.0
116,308		ING T. Rowe Price Equity Income Portfolio - Class I	1,527,120	6.5
36,370		ING Marsico Growth Portfolio - Class I	700,858	3.0
147,069		ING MidCap Opportunities Portfolio - Class I	1,895,725	8.1
140,750		ING MidCap Value Fund - Class I	1,877,608	8.0
66,206		ING PIMCO High Yield Portfolio - Class I	693,842	3.0
36,723		ING Small Company Portfolio - Class I	709,850	3.0
92,881		ING Templeton Foreign Equity Portfolio - Class I	960,394	4.1
		Total Mutual Funds (Cost $21,529,179)	22,731,956	97.0
		Total Investments in Securities
		(Cost $22,241,331)	$23,426,132	100.0
		Assets in Excess of Other Liabilities	7,523	—
		Net Assets	$23,433,655	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $22,547,029.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,202,777
		Gross Unrealized Depreciation	(323,674)
		Net Unrealized Appreciation	$879,103

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$694,176	$—	$—	$694,176
Mutual Funds	22,731,956	—	—	22,731,956
Total Investments, at fair value	$23,426,132	$—	$—	$23,426,132

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
114,481		ING BlackRock Inflation Protected Bond Portfolio - Class I	$1,247,842	8.8
15,177		ING Davis New York Venture Portfolio - Class I	284,265	2.0
69,093		ING Floating Rate Fund - Class I	704,746	5.0
146,330		ING Global Bond Fund - Class I	1,703,282	12.1
20,166		ING Growth and Income Portfolio - Class I	509,587	3.6
136,740		ING Intermediate Bond Fund - Class I	1,398,853	9.9
30,832		ING International Core Fund - Class I	285,811	2.0
14,516		ING Large Cap Growth Portfolio - Class I	218,171	1.5
109,315		ING Limited Maturity Bond Portfolio - Class I	1,108,458	7.9
45,062		ING MidCap Opportunities Portfolio - Class I	580,847	4.1
43,135		ING MidCap Value Fund - Class I	575,419	4.1
108,021		ING PIMCO High Yield Portfolio - Class I	1,132,057	8.0
150,140		ING PIMCO Total Return Bond Portfolio - Class I	1,818,191	12.9
32,880		ING T. Rowe Price Equity Income Portfolio - Class I	431,716	3.1
3,361	@	ING T. Rowe Price Growth Equity Portfolio - Class I	217,617	1.5
124,799		ING U.S. Bond Index Portfolio - Class I	1,384,021	9.8
42,932		ING U.S. Stock Index Portfolio - Class I	504,022	3.6
		Total Investments in Affiliated Investment Companies
		(Cost $13,716,188)	$14,104,905	99.9
		Assets in Excess of Other Liabilities	9,052	0.1
		Net Assets	$14,113,957	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $13,835,760.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$400,449
		Gross Unrealized Depreciation	(131,304)
		Net Unrealized Appreciation	$269,145

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$14,104,905	$—	$—	$14,104,905
Total Investments, at fair value	$14,104,905	$—	$—	$14,104,905

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
29,900	iShares MSCI Emerging Markets Index Fund	$1,235,468	2.9

	Total Exchange-Traded Funds
	(Cost $1,267,461)	1,235,468	2.9

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
123,580	ING Floating Rate Fund - Class I	1,260,514	3.0
181,707	ING Global Bond Fund - Class I	2,115,067	5.0
193,657	ING Intermediate Bond Fund - Class I	1,981,115	4.7
184,812	ING International Core Fund - Class I	1,713,211	4.0
74,438	ING Large Cap Value Fund - Class I	859,010	2.0
213,997	ING U.S. Bond Index Portfolio - Class I	2,373,224	5.6
202,297	ING U.S. Stock Index Portfolio - Class I	2,374,964	5.6
43,697	ING JPMorgan Emerging Markets Equity Portfolio - Class I	851,226	2.0
81,490	ING Limited Maturity Bond Portfolio - Class I	826,310	1.9
223,811	ING PIMCO Total Return Bond Portfolio - Class I	2,710,353	6.4
75,856	ING BlackRock Inflation Protected Bond Portfolio - Class I	826,827	1.9
134,948	ING Goldman Sachs Commodity Strategy Portfolio - Class I	839,377	2.0
67,841	ING Davis New York Venture Portfolio - Class I	1,270,670	3.0
23,345	ING T. Rowe Price Growth Equity Portfolio - Class I	1,511,602	3.6
94,374	ING Growth and Income Portfolio - Class I	2,384,828	5.6
88,333	ING International Growth Fund - Class I	864,780	2.0
30,145	ING Clarion Real Estate Portfolio - Class I	803,975	1.9
115,241	ING Large Cap Growth Portfolio - Class I	1,732,065	4.1
85,441	ING T Rowe Price Capital Appreciation Portfolio - Class I	2,132,601	5.0
163,196	ING T. Rowe Price Equity Income Portfolio - Class I	2,142,766	5.0
55,275	ING Marsico Growth Portfolio - Class I	1,065,158	2.5
201,215	ING MidCap Opportunities Portfolio - Class I	2,593,655	6.1
192,555	ING MidCap Value Fund - Class I	2,568,684	6.1
160,968	ING PIMCO High Yield Portfolio - Class I	1,686,949	4.0
44,661	ING Small Company Portfolio - Class I	863,291	2.0
84,733	ING Templeton Foreign Equity Portfolio - Class I	876,138	2.1

	Total Mutual Funds
	(Cost $39,421,504)	41,228,360	97.1

	Total Investments in Securities (Cost $40,688,965)	$42,463,828	100.0
	Assets in Excess of Other Liabilities	19,813	—
	Net Assets	$42,483,641	100.0

	Cost for federal income tax purposes is $41,059,625.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,842,075
	Gross Unrealized Depreciation	(437,872)
	Net Unrealized Appreciation	$1,404,203

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,235,468	$—	$—	$1,235,468
Mutual Funds	41,228,360	—	—	41,228,360
Total Investments, at fair value	$42,463,828	$—	$—	$42,463,828

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,780,847	ING BlackRock Inflation Protected Bond Portfolio - Class I	$19,411,237	8.9
157,357	ING Clarion Real Estate Portfolio - Class I	4,196,700	1.9
295,171	ING Davis New York Venture Portfolio - Class I	5,528,553	2.5
645,194	ING Floating Rate Fund - Class I	6,580,983	3.0
1,138,518	ING Global Bond Fund - Class I	13,252,346	6.0
704,621	ING Goldman Sachs Commodity Strategy Portfolio - Class I	4,382,741	2.0
426,020	ING Growth and Income Portfolio - Class I	10,765,524	4.9
2,340,300	ING Intermediate Bond Fund - Class I	23,941,272	10.9
479,772	ING International Core Fund - Class I	4,447,487	2.0
414,249	ING Large Cap Growth Portfolio - Class I	6,226,157	2.8
389,018	ING Large Cap Value Fund - Class I	4,489,264	2.0
1,700,518	ING Limited Maturity Bond Portfolio - Class I	17,243,256	7.9
526,057	ING MidCap Opportunities Portfolio - Class I	6,780,876	3.1
503,335	ING MidCap Value Fund - Class I	6,714,489	3.1
420,416	ING PIMCO High Yield Portfolio - Class I	4,405,961	2.0
2,695,065	ING PIMCO Total Return Bond Portfolio - Class I	32,637,237	14.9
596,987	ING T. Rowe Price Equity Income Portfolio - Class I	7,838,446	3.6
95,885	ING T. Rowe Price Growth Equity Portfolio - Class I	6,208,574	2.8
2,135,202	ING U.S. Bond Index Portfolio - Class I	23,679,391	10.8
906,743	ING U.S. Stock Index Portfolio - Class I	10,645,158	4.9
	Total Investments in Affiliated Investment Companies
	(Cost $211,582,976)	$219,375,652	100.0
	Assets in Excess of Other Liabilities	36,191	—
	Net Assets	$219,411,843	100.0

	Cost for federal income tax purposes is $214,204,287.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,036,275
	Gross Unrealized Depreciation	(2,864,910)
	Net Unrealized Appreciation	$5,171,365

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$219,375,652	$—	$—	$219,375,652
Total Investments, at fair value	$219,375,652	$—	$—	$219,375,652

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
30,800	iShares MSCI Emerging Markets Index Fund	$1,272,656	3.0

	Total Exchange-Traded Funds
	(Cost $1,305,612)	1,272,656	3.0

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
126,024	ING Floating Rate Fund - Class I	1,285,445	3.0
185,334	ING Global Bond Fund - Class I	2,157,283	5.0
394,905	ING Intermediate Bond Fund - Class I	4,039,877	9.4
185,875	ING International Core Fund - Class I	1,723,065	4.0
379,364	ING U.S. Bond Index Portfolio - Class I	4,207,146	9.8
133,503	ING U.S. Stock Index Portfolio - Class I	1,567,325	3.6
207,676	ING Limited Maturity Bond Portfolio - Class I	2,105,833	4.9
438,857	ING PIMCO Total Return Bond Portfolio - Class I	5,314,563	12.4
193,338	ING BlackRock Inflation Protected Bond Portfolio - Class I	2,107,382	4.9
206,485	ING Goldman Sachs Commodity Strategy Portfolio - Class I	1,284,334	3.0
46,118	ING Davis New York Venture Portfolio - Class I	863,798	2.0
17,020	ING T. Rowe Price Growth Equity Portfolio - Class I	1,102,032	2.6
61,277	ING Growth and Income Portfolio - Class I	1,548,473	3.6
45,081	ING International Growth Fund - Class I	441,341	1.0
30,729	ING Clarion Real Estate Portfolio - Class I	819,531	1.9
73,510	ING Large Cap Growth Portfolio - Class I	1,104,852	2.6
43,584	ING T Rowe Price Capital Appreciation Portfolio - Class I	1,087,852	2.5
116,569	ING T. Rowe Price Equity Income Portfolio - Class I	1,530,545	3.6
171,122	ING MidCap Opportunities Portfolio - Class I	2,205,758	5.1
163,762	ING MidCap Value Fund - Class I	2,184,580	5.1
164,177	ING PIMCO High Yield Portfolio - Class I	1,720,579	4.0
45,593	ING Small Company Portfolio - Class I	881,310	2.0
43,276	ING Templeton Foreign Equity Portfolio - Class I	447,471	1.0

	Total Mutual Funds
	(Cost $40,194,771)	41,730,375	97.0

	Total Investments in Securities (Cost $41,500,383)	$43,003,031	100.0
	Assets in Excess of Other Liabilities	18,369	—
	Net Assets	$43,021,400	100.0

	Cost for federal income tax purposes is $41,879,506.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,551,065
	Gross Unrealized Depreciation	(427,540)
	Net Unrealized Appreciation	$1,123,525

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,272,656	$—	$—	$1,272,656
Mutual Funds	41,730,375	—	—	41,730,375
Total Investments, at fair value	$43,003,031	$—	$—	$43,003,031

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 20.2%
11,200	@	Autozone, Inc.	$4,140,304	0.6
61,300	@	Bed Bath & Beyond, Inc.	3,861,900	0.5
154,500	@	Carmax, Inc.	4,372,350	0.6
38,900	@	Charter Communications, Inc.	2,920,223	0.4
83,200		Chico’s FAS, Inc.	1,506,752	0.2
11,500	@	Chipotle Mexican Grill, Inc.	3,651,710	0.5
72,800		Choice Hotels International, Inc.	2,328,872	0.3
31,100	@, L	Deckers Outdoor Corp.	1,139,504	0.1
52,400		Dick’s Sporting Goods, Inc.	2,716,940	0.4
101,950	@	Discovery Communications, Inc. - Class C	5,713,278	0.8
82,900	@	Dollar General Corp.	4,272,666	0.6
77,100	@	Dollar Tree, Inc.	3,722,002	0.5
37,900	@	Fossil, Inc.	3,210,130	0.4
40,900		Gap, Inc.	1,463,402	0.2
138,200		Gentex Corp.	2,350,782	0.3
233,880	@, L	Groupon, Inc.	1,113,269	0.1
35,800		Guess ?, Inc.	910,036	0.1
29,000	@	Hyatt Hotels Corp.	1,164,350	0.2
137,100		Interpublic Group of Cos., Inc.	1,524,552	0.2
70,000		Kohl’s Corp.	3,585,400	0.5
224,600	@	Liberty Media Corp. - Interactive	4,155,100	0.6
28,000	@	Lululemon Athletica, Inc.	2,070,320	0.3
52,650	@	The Madison Square Garden, Inc.	2,120,216	0.3
104,212		Marriott International, Inc.	4,074,689	0.6
157,300		Mattel, Inc.	5,581,004	0.8
102,800		McGraw-Hill Cos., Inc.	5,611,852	0.8
41,600		Men’s Wearhouse, Inc.	1,432,288	0.2
109,619	@	Michael Kors Holdings Ltd.	5,829,538	0.8
27,992	@, L	NetFlix, Inc.	1,523,884	0.2
129,900		Omnicom Group	6,697,644	0.9
53,600	@	O’Reilly Automotive, Inc.	4,482,032	0.6
97,200	@	Pandora Media, Inc.	1,064,340	0.1
15,700	@	Panera Bread Co.	2,682,973	0.4
41,700		Petsmart, Inc.	2,876,466	0.4
86,200		Ross Stores, Inc.	5,568,520	0.8
65,900		Royal Caribbean Cruises Ltd.	1,990,839	0.3
75,100		Sotheby’s	2,365,650	0.3
98,300		Starwood Hotels & Resorts Worldwide, Inc.	5,697,468	0.8
26,400	L	Strayer Education, Inc.	1,698,840	0.2
48,400		Tiffany & Co.	2,994,992	0.4
82,150		Tim Hortons, Inc.	4,274,265	0.6
56,600	@	Toll Brothers, Inc.	1,880,818	0.3
22,000		Tractor Supply Co.	2,175,580	0.3
74,400	@	TRW Automotive Holdings Corp.	3,252,024	0.4
39,300	@	Urban Outfitters, Inc.	1,476,108	0.2
29,400		Weight Watchers International, Inc.	1,552,320	0.2
42,700		Williams-Sonoma, Inc.	1,877,519	0.3
35,800		Wynn Resorts Ltd.	4,132,752	0.6
			146,808,463	20.2
		Consumer Staples: 5.8%
34,100		Beam, Inc.	1,962,114	0.3
46,550		Brown-Forman Corp.	3,037,387	0.4
30,000		Campbell Soup Co.	1,044,600	0.1
72,700		Church & Dwight Co., Inc.	3,925,073	0.5
35,700		Clorox Co.	2,572,185	0.4
90,900		Dr Pepper Snapple Group, Inc.	4,047,777	0.6
126,600		Flowers Foods, Inc.	2,554,788	0.3
34,800	@	Fresh Market, Inc.	2,087,304	0.3
41,700		Hershey Co.	2,956,113	0.4
21,100		JM Smucker Co.	1,821,563	0.2
58,400		Kellogg Co.	3,016,944	0.4
24,900		Lorillard, Inc.	2,899,605	0.4
59,700		McCormick & Co., Inc.	3,703,788	0.5
29,800		Mead Johnson Nutrition Co.	2,183,744	0.3
49,500		Whole Foods Market, Inc.	4,821,300	0.7
			42,634,285	5.8
		Energy: 5.8%
54,200	@	Cameron International Corp.	3,038,994	0.4
24,600		Cimarex Energy Co.	1,440,330	0.2
31,900	@	Concho Resources, Inc.	3,022,525	0.4
21,200	@	Continental Resources, Inc.	1,630,280	0.2
21,400	@	Core Laboratories NV	2,599,672	0.4
21,900		Diamond Offshore Drilling	1,441,239	0.2
30,000	@	Dresser-Rand Group, Inc.	1,653,300	0.2
40,200		EQT Corp.	2,371,800	0.3
78,800	@	FMC Technologies, Inc.	3,648,440	0.5
55,500	@	Halcon Resources Corp.	406,815	0.1
23,400		Lufkin Industries, Inc.	1,259,388	0.2
192,200	@	McDermott International, Inc.	2,348,684	0.3
111,300	@	Nabors Industries Ltd.	1,561,539	0.2
60,700		Oceaneering International, Inc.	3,353,675	0.5
73,000		Peabody Energy Corp.	1,627,170	0.2
15,200		Pioneer Natural Resources Co.	1,586,880	0.2
51,700		QEP Resources, Inc.	1,636,822	0.2
67,700		Range Resources Corp.	4,730,199	0.6
34,300		SM Energy Co.	1,855,973	0.3
34,500	@	Southwestern Energy Co.	1,199,910	0.2
			42,413,635	5.8
		Financials: 7.2%
41,100	@	Arch Capital Group Ltd.	1,713,048	0.2
44,600		Axis Capital Holdings Ltd.	1,557,432	0.2
64,300		BankUnited, Inc.	1,582,423	0.2
92,200		Brown & Brown, Inc.	2,403,654	0.3
116,133		CBOE Holdings, Inc.	3,416,633	0.5
167,900	@	E*Trade Financial Corp.	1,479,199	0.2
101,700		Fifth Third Bancorp.	1,577,367	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
127,413		First Horizon National Corp.	$1,226,987	0.2
117,000	@	Forest City Enterprises, Inc.	1,854,450	0.3
43,600		HCC Insurance Holdings, Inc.	1,477,604	0.2
37,900	@	IntercontinentalExchange, Inc.	5,056,239	0.7
62,900	@	Invesco Ltd.	1,571,871	0.2
48,100		Jones Lang LaSalle, Inc.	3,672,435	0.5
112,800		Lazard Ltd.	3,297,144	0.4
102,000		Moody’s Corp.	4,505,340	0.6
75,000	@	MSCI, Inc. - Class A	2,684,250	0.4
30,200		Northern Trust Corp.	1,401,733	0.2
73,700		Progressive Corp.	1,528,538	0.2
18,500		RenaissanceRe Holdings Ltd.	1,425,240	0.2
23,300	@	SVB Financial Group	1,408,718	0.2
97,100		TCF Financial Corp.	1,159,374	0.2
94,300		TD Ameritrade Holding Corp.	1,449,391	0.2
69,600		Willis Group Holdings Ltd.	2,569,632	0.3
31,700		WR Berkley Corp.	1,188,433	0.2
56,800		Zions Bancorp.	1,173,204	0.2
			52,380,339	7.2
		Health Care: 15.1%
62,800	@	Alexion Pharmaceuticals, Inc.	7,184,320	1.0
86,900	@	Alkermes PLC	1,803,175	0.2
153,700		AmerisourceBergen Corp.	5,949,727	0.8
84,600	@	Ariad Pharmaceuticals, Inc.	2,049,435	0.3
80,500	@	BioMarin Pharmaceuticals, Inc.	3,241,735	0.4
91,800	@	Bruker BioSciences Corp.	1,201,662	0.2
65,575	@	Catamaran Corp.	6,424,383	0.9
38,800	@	Cerner Corp.	3,003,508	0.4
31,100		Cigna Corp.	1,466,987	0.2
56,800	@	Community Health Systems, Inc.	1,655,152	0.2
30,900	@	Covance, Inc.	1,442,721	0.2
47,200		CR Bard, Inc.	4,939,480	0.7
36,800	@	Cubist Pharmaceuticals, Inc.	1,754,624	0.2
40,000	@	DaVita, Inc.	4,144,400	0.6
74,200		Densply International, Inc.	2,829,988	0.4
17,900	@	Edwards Lifesciences Corp.	1,921,923	0.3
104,300	@	Elan Corp. PLC ADR	1,118,096	0.2
43,500	@	Henry Schein, Inc.	3,448,245	0.5
44,400	@	HMS Holdings Corp.	1,484,292	0.2
44,000	@	Hospira, Inc.	1,444,080	0.2
21,200		Humana, Inc.	1,487,180	0.2
23,900	@	Idexx Laboratories, Inc.	2,374,465	0.3
164,300	@, L	Incyte Corp., Ltd.	2,965,615	0.4
29,600	@	Jazz Pharmaceuticals PLC	1,687,496	0.2
42,500	@	Laboratory Corp. of America Holdings	3,929,975	0.5
27,500	@	Life Technologies Corp.	1,344,200	0.2
28,200	@	Medivation, Inc.	1,589,352	0.2
38,100	@	Mednax, Inc.	2,836,545	0.4
23,200	@	Mettler Toledo International, Inc.	3,961,168	0.5
51,000	@	Myriad Genetics, Inc.	1,376,490	0.2
26,500	@	Onyx Pharmaceuticals, Inc.	2,239,250	0.3
39,600	@, L	Pharmacyclics, Inc.	2,554,200	0.4
70,500		Quest Diagnostics	4,471,815	0.6
31,900	@, L	Questcor Pharmaceuticals, Inc.	590,150	0.1
35,500	@	Regeneron Pharmaceuticals, Inc.	5,419,430	0.7
37,200	@	Thoratec Corp.	1,287,120	0.2
38,900		Universal Health Services, Inc.	1,778,897	0.2
46,000	@	Valeant Pharmaceuticals International, Inc.	2,542,420	0.4
25,100	@	Varian Medical Systems, Inc.	1,514,032	0.2
54,200	@	Vertex Pharmaceuticals, Inc.	3,032,490	0.4
16,900	@	Waters Corp.	1,408,277	0.2
21,600	@	WellCare Health Plans, Inc.	1,221,480	0.2
			110,119,980	15.1
		Industrials: 15.1%
87,562		Ametek, Inc.	3,104,073	0.4
113,150	@	Babcock & Wilcox Co.	2,881,930	0.4
77,400		CH Robinson Worldwide, Inc.	4,531,770	0.6
29,500		Clarcor, Inc.	1,316,585	0.2
65,900	@	Clean Harbors, Inc.	3,219,215	0.4
41,200	@	Copa Holdings S.A.	3,348,324	0.5
53,400	@	Copart, Inc.	1,480,782	0.2
73,500		Donaldson Co., Inc.	2,551,185	0.3
17,200		Dun & Bradstreet Corp./The	1,369,464	0.2
80,800		Embraer SA ADR	2,150,896	0.3
90,300		Expeditors International Washington, Inc.	3,283,308	0.4
62,900		Fastenal Co.	2,704,071	0.4
11,700		Flowserve Corp.	1,494,558	0.2
61,000		Fluor Corp.	3,433,080	0.5
72,800	@	Fortune Brands Home & Security, Inc.	1,966,328	0.3
33,300		Graco, Inc.	1,674,324	0.2
89,900	@	Hertz Global Holdings, Inc.	1,234,327	0.2
36,300		Hubbell, Inc.	2,930,862	0.4
32,100		IDEX Corp.	1,340,817	0.2
39,400	@	IHS, Inc.	3,835,590	0.5
66,400	@	II-VI, Inc.	1,262,928	0.2
49,300		JB Hunt Transport Services, Inc.	2,565,572	0.3
27,200		Joy Global, Inc.	1,524,832	0.2
68,000		Kansas City Southern	5,153,040	0.7
54,400		Landstar System, Inc.	2,572,032	0.4
66,300		Manpower, Inc.	2,439,840	0.3
25,100		Paccar, Inc.	1,004,628	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
52,400		Pall Corp.	$3,326,876	0.5
62,800	@	Quanta Services, Inc.	1,551,160	0.2
72,800	@, L	Rexnord Corp.	1,326,416	0.2
40,600	L	Ritchie Brothers Auctioneers, Inc.	780,738	0.1
72,800		Robert Half International, Inc.	1,938,664	0.3
43,800		Roper Industries, Inc.	4,813,182	0.7
266,300		Southwest Airlines Co.	2,335,451	0.3
66,100	@	Spirit Aerosystems Holdings, Inc.	1,468,081	0.2
16,500	@	Stericycle, Inc.	1,493,580	0.2
57,700	@	Terex Corp.	1,302,866	0.2
17,200	@	TransDigm Group, Inc.	2,440,164	0.3
30,300		Triumph Group, Inc.	1,894,659	0.3
28,100		Valmont Industries, Inc.	3,695,150	0.5
54,600	@	Verisk Analytics, Inc.	2,599,506	0.4
44,400	@	WABCO Holdings, Inc.	2,560,548	0.3
32,500		Wabtec Corp.	2,609,425	0.4
92,500		Waste Connections, Inc.	2,798,125	0.4
21,700		WW Grainger, Inc.	4,521,629	0.6
			109,830,581	15.1
		Information Technology: 21.1%
57,000	@, L	Acme Packet, Inc.	974,700	0.1
16,300	@	Alliance Data Systems Corp.	2,313,785	0.3
139,100		Altera Corp.	4,727,313	0.7
65,700		Amphenol Corp.	3,868,416	0.5
95,000		Analog Devices, Inc.	3,723,050	0.5
51,100	@	Ansys, Inc.	3,750,740	0.5
129,400	L	ARM Holdings PLC ADR	3,620,612	0.5
113,300	@	Aruba Networks, Inc.	2,547,550	0.4
425,800	@	Atmel Corp.	2,239,708	0.3
102,100	@	Autodesk, Inc.	3,407,077	0.5
66,200	@	Check Point Software Technologies	3,188,192	0.4
79,900	@	Ciena Corp.	1,086,640	0.2
28,700	@	Citrix Systems, Inc.	2,197,559	0.3
28,800	@	Commvault Systems, Inc.	1,690,560	0.2
51,200	@	Concur Technologies, Inc.	3,774,976	0.5
318,224	@, X	Coupon.com	1,589,529	0.2
19,495	@, X	Dropbox, Inc.	176,412	0.0
10,500	@	Equinix, Inc.	2,163,525	0.3
17,200	@	F5 Networks, Inc.	1,800,840	0.2
14,000		Factset Research Systems, Inc.	1,349,880	0.2
85,000	@	Fortinet, Inc.	2,051,900	0.3
89,900	@	Gartner, Inc.	4,143,491	0.6
84,800	@	Genpact Ltd.	1,414,464	0.2
88,400	@	Informatica Corp.	3,077,204	0.4
69,200		Intersil Corp.	605,500	0.1
82,200		Intuit, Inc.	4,839,936	0.7
31,300	@, L	IPG Photonics Corp.	1,793,490	0.2
18,000	@	Itron, Inc.	776,700	0.1
83,200		Jabil Circuit, Inc.	1,557,504	0.2
157,400	@	JDS Uniphase Corp.	1,949,399	0.3
78,700	@	Juniper Networks, Inc.	1,346,557	0.2
30,400		KLA-Tencor Corp.	1,450,232	0.2
77,200	@	Lam Research Corp.	2,453,802	0.3
115,400		Linear Technology Corp.	3,675,490	0.5
15,500	@	LinkedIn Corp.	1,866,200	0.3
194,300	@	Marvell Technology Group Ltd.	1,777,845	0.2
74,000	L	Microchip Technology, Inc.	2,422,760	0.3
40,900	@	Micros Systems, Inc.	2,009,008	0.3
35,800		Motorola Solutions, Inc.	1,809,690	0.3
55,500		National Instruments Corp.	1,396,935	0.2
45,500	@	NetApp, Inc.	1,496,040	0.2
226,200	@	Nuance Communications, Inc.	5,630,118	0.8
227,500	@	Nvidia Corp.	3,034,850	0.4
157,800	@	ON Semiconductor Corp.	973,626	0.1
4,000	@, L	Palo Alto Networks, Inc.	246,280	0.0
56,500		Paychex, Inc.	1,880,885	0.3
30,900	@	Rackspace Hosting, Inc.	2,042,181	0.3
99,900	@	Red Hat, Inc.	5,688,306	0.8
48,000	@	Riverbed Technolgoy, Inc.	1,116,960	0.2
14,400	@	Salesforce.com, Inc.	2,198,736	0.3
33,100	@	Sandisk Corp.	1,437,533	0.2
61,300	@, L	ServiceNow, Inc.	2,371,084	0.3
62,200	@	Silicon Laboratories, Inc.	2,286,472	0.3
28,600	@	Sina Corp.	1,849,848	0.3
87,900	@	Skyworks Solutions, Inc.	2,071,364	0.3
36,600		Solera Holdings, Inc.	1,605,642	0.2
57,900	@	Teradata Corp.	4,366,239	0.6
150,000	@	TIBCO Software, Inc.	4,534,500	0.6
91,400	@	Trimble Navigation Ltd.	4,356,124	0.6
147,800	@	Vantiv, Inc.	3,185,090	0.4
161,200		Western Union Co.	2,937,064	0.4
128,900		Xilinx, Inc.	4,306,549	0.6
32,800	@	Zebra Technologies Corp.	1,231,312	0.2
			153,455,974	21.1
		Materials: 7.0%
15,400		Air Products & Chemicals, Inc.	1,273,580	0.2
22,000		Albemarle Corp.	1,158,960	0.2
111,500		Ball Corp.	4,717,565	0.6
36,900		Carpenter Technology Corp.	1,930,608	0.3
98,600		Celanese Corp.	3,737,926	0.5
17,400		CF Industries Holdings, Inc.	3,866,976	0.5
75,500		Compass Minerals International, Inc.	5,631,545	0.8
175,100		Eldorado Gold Corp.	2,668,524	0.4
136,300	L	HudBay Minerals, Inc.	1,341,192	0.2
184,100	@	Osisko Mining Corp.	1,825,536	0.2
32,900		PPG Industries, Inc.	3,778,236	0.5
87,100		Rockwood Holdings, Inc.	4,058,860	0.6
42,600		Sherwin-Williams Co.	6,343,566	0.9
21,200		Sigma-Aldrich Corp.	1,525,764	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	3,266,920	0.4
78,700	@	Stillwater Mining Co	927,873	0.1
28,500	L	United States Steel Corp.	543,495	0.1
34,200		Vulcan Materials Co.	1,617,660	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
34,600		Walter Industries, Inc.	$1,123,116	0.1
			51,337,902	7.0
		Telecommunication Services: 1.7%
109,000	@	Crown Castle International Corp.	6,986,900	1.0
34,600	@, L	NII Holdings, Inc.	271,610	0.0
77,650	@	SBA Communications Corp.	4,884,185	0.7
			12,142,695	1.7
		Utilities: 0.3%
145,500	@	Calpine Corp.	2,517,150	0.3
		Total Common Stock
		(Cost $579,380,618)	723,641,004	99.3
PREFERRED STOCK: 0.4%
		Energy: 0.1%
131,000	@	Halcon Resources Corp.	960,230	0.1
		Information Technology: 0.3%
24,209	@, X	Dropbox, Inc. - Series A	219,070	0.0
118,921	@, X	Dropbox, Inc. - Series A-1	1,076,128	0.1
32,539	@, X	Workday, Inc.	703,906	0.1
308	@	Workday, Inc. - Series F	6,663	0.1
			2,005,767	0.3
		Total Preferred Stock
		(Cost $2,911,517)	2,965,997	0.4
		Total Long-Term Investments
		(Cost $582,292,135)	726,607,001	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateral(cc)(1): 2.8%
4,780,390		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $4,780,500, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,875,998, due 01/15/13-08/20/62)	$4,780,390	0.7
4,780,390		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $4,780,488, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $4,875,998, due 09/01/18-08/01/48)	4,780,390	0.7
4,780,390		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $4,780,469, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $4,875,998, due 05/20/41-09/20/41)	4,780,390	0.6
4,780,390		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $4,780,504, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,875,998, due 10/24/12-10/01/40)	4,780,390	0.7
1,006,398		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,006,419, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,026,526, due 07/01/41-09/01/42)	1,006,398	0.1
			20,127,958	2.8

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
48,961		T. Rowe Price Reserve Investment Fund
		(Cost $48,961)	$48,961	0.0
		Total Short-Term Investments
		(Cost $20,176,919)	20,176,919	2.8
		Total Investments in Securities (Cost $602,469,054)	$746,783,920	102.5
		Liabilities in Excess of Other Assets	(18,529,824)	(2.5)
		Net Assets	$728,254,096	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $602,733,704.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$188,521,026
		Gross Unrealized Depreciation	(44,470,810)
		Net Unrealized Appreciation	$144,050,216

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$146,808,463	$—	$—	$146,808,463
Consumer Staples	42,634,285	—	—	42,634,285
Energy	42,413,635	—	—	42,413,635
Financials	52,380,339	—	—	52,380,339
Health Care	110,119,980	—	—	110,119,980
Industrials	109,830,581	—	—	109,830,581
Information Technology	151,690,033	176,412	1,589,529	153,455,974
Materials	48,070,982	3,266,920	—	51,337,902
Telecommunication Services	12,142,695	—	—	12,142,695
Utilities	2,517,150	—	—	2,517,150
Total Common Stock	718,608,143	3,443,332	1,589,529	723,641,004
Preferred Stock	960,230	2,005,767	—	2,965,997
Short-Term Investments	48,961	20,127,958	—	20,176,919
Total Investments, at fair value	$719,617,334	$25,577,057	$1,589,529	$746,783,920

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 19.5%
201,100	@	Amazon.com, Inc.	$51,143,752	4.1
30,100	@	Autozone, Inc.	11,127,067	0.9
227,400	@	Carmax, Inc.	6,435,420	0.5
139,884		Carnival PLC	5,152,745	0.4
18,600	@	Charter Communications, Inc.	1,396,302	0.1
31,400	@	Chipotle Mexican Grill, Inc.	9,970,756	0.8
81,900	@	Dollar Tree, Inc.	3,953,722	0.3
293,900		D.R. Horton, Inc.	6,066,096	0.5
56,804	@	Fossil, Inc.	4,811,299	0.4
85,400		Harley-Davidson, Inc.	3,618,398	0.3
198,300		Home Depot, Inc.	11,971,371	1.0
220,100		Las Vegas Sands Corp.	10,206,037	0.8
171,800	L	Lennar Corp.	5,973,486	0.5
222,011		Marriott International, Inc.	8,680,630	0.7
53,100	@	MGM Resorts International	570,825	0.0
98,500		Nike, Inc.	9,348,635	0.7
527,800	L	Prada SpA	3,921,210	0.3
51,359	@	Priceline.com, Inc.	31,777,354	2.5
30,100		Ralph Lauren Corp.	4,552,023	0.4
103,800		Ross Stores, Inc.	6,705,480	0.5
426,700		Starbucks Corp.	21,655,025	1.7
153,800		Starwood Hotels & Resorts Worldwide, Inc.	8,914,248	0.7
27,400		Tractor Supply Co.	2,709,586	0.2
207,900		Walt Disney Co.	10,869,012	0.9
65,600		Yum! Brands, Inc.	4,351,904	0.3
			245,882,383	19.5
		Consumer Staples: 2.4%
97,400		Costco Wholesale Corp.	9,752,175	0.8
240,200		CVS Caremark Corp.	11,630,484	0.9
104,500	@	Monster Beverage Corp.	5,659,720	0.4
40,400		Whole Foods Market, Inc.	3,934,960	0.3
			30,977,339	2.4
		Energy: 4.1%
89,100		EOG Resources, Inc.	9,983,655	0.8
172,300	@	FMC Technologies, Inc.	7,977,490	0.6
83,800		Occidental Petroleum Corp.	7,211,828	0.6
29,700		Pioneer Natural Resources Co.	3,100,680	0.2
96,100		Range Resources Corp.	6,714,507	0.5
125,300		Schlumberger Ltd.	9,062,949	0.7
234,800		Williams Cos., Inc.	8,210,956	0.7
			52,262,065	4.1
		Financials: 5.8%
275,800		American Express Co.	15,681,988	1.3
371,800		American Tower Corp.	26,542,802	2.1
91,808		Franklin Resources, Inc.	11,482,427	0.9
40,600	@	IntercontinentalExchange, Inc.	5,416,446	0.4
361,100	@	Invesco Ltd.	9,023,889	0.7
139,600		US Bancorp.	4,788,280	0.4
			72,935,832	5.8
		Health Care: 9.3%
91,300	@	Alexion Pharmaceuticals, Inc.	10,444,720	0.8
49,400		Allergan, Inc.	4,524,052	0.4
92,400		Baxter International, Inc.	5,568,024	0.4
71,300	@	Biogen Idec, Inc.	10,640,099	0.8
60,210	@	Catamaran Corp.	5,898,774	0.5
59,858	@	Celgene Corp.	4,573,151	0.4
23,300	@	Covidien PLC	1,384,486	0.1
71,400	@	Edwards Lifesciences Corp.	7,666,218	0.6
183,700	@	Express Scripts Holding Co.	11,512,479	0.9
141,500	@	Gilead Sciences, Inc.	9,385,695	0.7
146,100		McKesson Corp.	12,568,983	1.0
37,947		Novo-Nordisk A/S	5,971,869	0.5
30,500	@	Regeneron Pharmaceuticals, Inc.	4,656,130	0.4
127,000		Stryker Corp.	7,068,820	0.6
137,200		UnitedHealth Group, Inc.	7,602,252	0.6
136,000	@	Valeant Pharmaceuticals International, Inc.	7,516,720	0.6
			116,982,472	9.3
		Industrials: 12.0%
108,500	@	Babcock & Wilcox Co.	2,763,495	0.2
108,900		Boeing Co.	7,581,618	0.6
543,900		Danaher Corp.	29,996,085	2.4
54,700		Deere & Co.	4,512,203	0.4
344,000		Fastenal Co.	14,788,560	1.2
122,700		FedEx Corp.	10,382,874	0.8
58,700	@	IHS, Inc.	5,714,445	0.5
102,600		JB Hunt Transport Services, Inc.	5,339,304	0.4
118,100		Kansas City Southern	8,949,618	0.7
119,200		Precision Castparts Corp.	19,470,128	1.5
101,100		Roper Industries, Inc.	11,109,879	0.9
99,400		Union Pacific Corp.	11,798,780	0.9
122,900	@	United Continental Holdings, Inc.	2,396,550	0.2
162,400		United Parcel Service, Inc. - Class B	11,622,968	0.9
22,900		WW Grainger, Inc.	4,771,673	0.4
			151,198,180	12.0
		Information Technology: 37.9%
200,600		Accenture PLC	14,048,018	1.1
154,700	@	Akamai Technologies, Inc.	5,918,822	0.5
17,000	@	Alliance Data Systems Corp.	2,413,150	0.2
230,700		Apple, Inc.	153,936,882	12.2
134,300	@	Autodesk, Inc.	4,481,591	0.4
126,000	@	Baidu.com ADR	14,719,320	1.2
257,000		Broadcom Corp.	8,887,060	0.7
68,900	@	Check Point Software Technologies	3,318,224	0.3
474,800	@	eBay, Inc.	22,985,068	1.8
346,200	@	EMC Corp.	9,440,874	0.7
279,291	@, X	Facebook, Inc.	5,744,318	0.4
87,850	@	Google, Inc. - Class A	66,282,825	5.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
124,700	@	Informatica Corp.	$4,340,807	0.3
526,500	@	Juniper Networks, Inc.	9,008,415	0.7
72,200	@	LinkedIn Corp.	8,692,880	0.7
84,501	@, X	LivingSocial.com	218,080	0.0
78,400		Mastercard, Inc.	35,396,032	2.8
173,906	@	Nuance Communications, Inc.	4,328,520	0.3
521,300		Qualcomm, Inc.	32,576,037	2.6
104,200	@	Rackspace Hosting, Inc.	6,886,578	0.5
136,200	@	Red Hat, Inc.	7,755,228	0.6
69,416	@	Salesforce.com, Inc.	10,599,129	0.8
284,600		Tencent Holdings Ltd.	9,635,328	0.8
82,000	@	Teradata Corp.	6,183,620	0.5
118,400	@	Trimble Navigation Ltd.	5,642,944	0.4
44,243	@, X	Twitter, Inc.	563,656	0.1
72,209	@, X	Twitter, Inc.	919,943	0.1
115	@, X	Twitter, Inc. - Series A	1,465	0.0
1,793	@, X	Twitter, Inc. - Series B	22,843	0.0
32,286	@, X	Twitter, Inc. - Series B	411,324	0.0
8,758	@, X	Twitter, Inc. - Series C	111,577	0.0
460	@, X	Twitter, Inc. - Series C	5,860	0.0
16,982	@, X	Twitter, Inc. - Series D	216,351	0.0
5,817	@, X	Twitter, Inc. - Series F	74,108	0.0
175,800		Visa, Inc.	23,606,424	1.9
			479,373,301	37.9
		Materials: 3.1%
76,900		Ecolab, Inc.	4,983,889	0.4
204,700		Praxair, Inc.	21,264,236	1.7
83,600		Sherwin-Williams Co.	12,448,876	1.0
			38,697,001	3.1
		Telecommunication Services: 2.6%
517,812	@	Crown Castle International Corp.	33,191,749	2.6
		Total Common Stock
		(Cost $826,065,416)	1,221,500,322	96.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Securities Lending Collateral(cc)(1): 0.7%
2,199,572		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,199,617, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $2,243,563, due 09/01/18-08/01/48)	$2,199,572	0.2
2,199,572		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $2,199,615, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,243,569, due 02/23/14-04/01/48)	2,199,572	0.1
2,199,572		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $2,199,608, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $2,243,563, due 05/20/41-09/20/41)	2,199,572	0.2
2,199,572		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,199,624, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,243,564, due 10/24/12-10/01/40)	2,199,572	0.2
463,065		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $463,075, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $472,326, due 07/01/41-09/01/42)	463,065	0.0
			9,261,353	0.7

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
38,313,116		T. Rowe Price Reserve Investment Fund
		(Cost $38,313,116)	$38,313,116	3.1
		Total Short-Term Investments
		(Cost $47,574,469)	47,574,469	3.8
		Total Investments in Securities (Cost $873,639,885)	$1,269,074,791	100.5
		Liabilities in Excess of Other Assets	(6,253,683)	(0.5)
		Net Assets	$1,262,821,108	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $876,779,418.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$408,388,866
		Gross Unrealized Depreciation	(16,093,493)
		Net Unrealized Appreciation	$392,295,373

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$236,808,428	$9,073,955	$—	$245,882,383
Consumer Staples	30,977,339	—	—	30,977,339
Energy	52,262,065	—	—	52,262,065
Financials	72,935,832	—	—	72,935,832
Health Care	111,010,603	5,971,869	—	116,982,472
Industrials	151,198,180	—	—	151,198,180
Information Technology	461,448,448	12,180,535	5,744,318	479,373,301
Materials	38,697,001	—	—	38,697,001
Telecommunication Services	33,191,749	—	—	33,191,749
Total Common Stock	1,188,529,645	27,226,359	5,744,318	1,221,500,322
Short-Term Investments	38,313,116	9,261,353	—	47,574,469
Total Investments, at fair value	$1,226,842,761	$36,487,712	$5,744,318	$1,269,074,791

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Austria: 0.1%
159,152		Telekom Austria AG	$1,125,467	0.1
		Brazil: 1.4%
414,034		Petroleo Brasileiro SA ADR	9,497,940	0.9
268,020		Vale SA ADR	4,652,827	0.5
			14,150,767	1.4
		Canada: 1.6%
1,224,900		Talisman Energy, Inc.	16,371,871	1.6
		China: 5.0%
3,569,000		China Life Insurance Co., Ltd.	10,273,548	1.0
1,395,500		China Mobile Ltd.	15,470,391	1.5
36,430,000		China Telecom Corp., Ltd.	21,051,917	2.1
13,026,153		Shanghai Electric Group Co., Ltd.	4,609,342	0.4
			51,405,198	5.0
		France: 11.2%
165,050		Alstom	5,778,004	0.6
988,796		AXA S.A.	14,720,872	1.4
318,148		BNP Paribas	15,083,740	1.5
227,134		Cie Generale des Etablissements Michelin	17,784,982	1.7
905,798		France Telecom S.A.	10,968,832	1.1
265,882		Gaz de France	5,927,051	0.6
316,171		Sanofi-Aventis	27,056,801	2.6
350,844		Total S.A.	17,454,460	1.7
			114,774,742	11.2
		Germany: 12.7%
230,691		Bayer AG	19,837,039	2.0
737,538		Deutsche Post AG	14,408,324	1.4
487,046		E.ON AG	11,573,646	1.1
196,395		HeidelbergCement AG	10,315,411	1.0
2,127,425		Infineon Technologies AG	13,522,187	1.3
155,469		Merck KGaA	19,191,552	1.9
86,887		Muenchener Rueckversicherungs AG	13,585,866	1.3
115,626		SAP AG	8,228,339	0.8
194,730		Siemens AG	19,477,001	1.9
			130,139,365	12.7
		Hong Kong: 3.1%
3,031,900		AIA Group Ltd.	11,234,498	1.1
273,700		Cheung Kong Holdings Ltd. ADR ADR	3,963,176	0.4
824,000		Hutchison Whampoa Ltd.	7,946,464	0.8
714,000		Swire Pacific Ltd.	8,717,074	0.8
			31,861,212	3.1
		India: 1.6%
576,682		Housing Development Finance Corp.	8,447,797	0.8
202,313		ICICI Bank Ltd. ADR	8,120,844	0.8
			16,568,641	1.6
		Italy: 3.5%
790,056	L	ENI S.p.A.	17,320,768	1.7
6,028,656		Intesa Sanpaolo S.p.A.	9,192,767	0.9
2,285,490	@	UniCredit SpA	9,510,702	0.9
			36,024,237	3.5
		Japan: 4.3%
1,176,200	L	Itochu Corp.	11,874,089	1.2
1,016,800	L	Nissan Motor Co., Ltd.	8,653,680	0.8
325,500		Toyota Motor Corp.	12,762,635	1.2
397,800		Trend Micro, Inc.	11,091,452	1.1
			44,381,856	4.3
		Netherlands: 7.0%
249,188		Akzo Nobel NV	14,070,847	1.4
227,118		Randstad Holdings NV	7,548,933	0.7
560,376		Royal Dutch Shell PLC - Class B	19,941,488	1.9
722,645		Koninklijke Philips Electronics NV	16,871,921	1.7
560,714	@	SBM Offshore NV	7,988,979	0.8
141,480		Unilever NV	5,017,734	0.5
			71,439,902	7.0
		Norway: 4.3%
785,934		Statoil ASA	20,282,276	2.0
1,249,023		Telenor ASA	24,378,044	2.3
			44,660,320	4.3
		Singapore: 3.3%
1,697,582		DBS Group Holdings Ltd.	19,828,187	1.9
5,432,000		Singapore Telecommunications Ltd.	14,144,650	1.4
			33,972,837	3.3
		South Korea: 5.5%
296,708		KB Financial Group, Inc. ADR	10,470,825	1.0
105,784		LG Electronics, Inc.	6,533,297	0.6
16,884		Posco	5,525,411	0.6
68,200		POSCO ADR	5,561,028	0.6
46,401		Samsung Electronics Co., Ltd. GDR	27,986,839	2.7
			56,077,400	5.5
		Spain: 3.0%
672,208	@	Banco Santander Central Hispano S.A.	5,017,633	0.5
40,669		Inditex S.A.	5,053,240	0.5
284,215		Repsol YPF S.A.	5,523,460	0.6
1,101,207		Telefonica S.A.	14,718,350	1.4
			30,312,683	3.0

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Sweden: 1.3%
1,507,940		Telefonaktiebolaget LM Ericsson	$13,754,049	1.3
		Switzerland: 8.0%
203,466	@	Adecco S.A.	9,712,221	0.9
517,343	@	Credit Suisse Group	10,938,828	1.1
79,990		Nestle S.A.	5,047,159	0.5
186,227		Novartis AG	11,397,747	1.1
120,556		Roche Holding AG - Genusschein	22,549,601	2.2
271,795	@	Swiss Re Ltd.	17,488,326	1.7
454,504	@	UBS AG - Reg	5,534,387	0.5
			82,668,269	8.0
		Taiwan: 1.5%
1,245,783		Compal Electronics, Inc. GDR	5,599,172	0.5
195,316		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,089,899	0.3
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,091,583	0.7
			15,780,654	1.5
		United Kingdom: 17.5%
1,933,195		Aviva PLC	9,989,524	1.0
2,382,593		BAE Systems PLC	12,527,110	1.2
1,504,744		BP PLC	10,608,291	1.0
484,474	@	CRH PLC	9,326,408	0.9
1,080,666		GlaxoSmithKline PLC	24,944,677	2.4
1,509,200	@	HSBC Holdings PLC	14,035,050	1.4
3,021,218	@	International Consolidated Airlines Group SA	7,282,127	0.7
3,263,744		Kingfisher PLC	13,952,467	1.4
24,546,127	@	Lloyds TSB Group PLC	15,455,693	1.5
2,010,170		Marks & Spencer Group PLC	11,600,726	1.1
1,020,294		Rexam PLC	7,178,921	0.7
460,971		Standard Chartered PLC	10,445,132	1.0
2,414,800		Tesco PLC	12,967,547	1.3
6,840,019		Vodafone Group PLC	19,436,878	1.9
			179,750,551	17.5
		Total Common Stock
		(Cost $944,884,268)	985,220,021	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		U.S. Government Agency Obligations: 2.0%
20,000,000	Z	Federal Home Loan Bank Discount Notes, 10/01/12
		(Cost $20,000,000)	$20,000,000	2.0
		Securities Lending Collateral(cc)(1): 3.1%
7,627,667		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $7,627,843, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $7,780,221, due 01/15/13-08/20/62)	7,627,667	0.7
7,627,667		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $7,628,033, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $7,780,220, due 09/01/18-08/01/48)	7,627,667	0.7
7,627,667		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $7,627,792, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $7,780,220, due 05/20/41-09/20/41)	7,627,667	0.8
7,627,667		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $7,627,849, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $7,780,221, due 10/24/12-10/01/40)	7,627,667	0.7

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1): (continued)
1,605,825		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,605,858, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,637,942, due 07/01/41-09/01/42)	$1,605,825	0.2
			32,116,493	3.1
		Total Short-Term Investments
		(Cost $52,116,493)	52,116,493	5.1
		Total Investments in Securities (Cost $997,000,761)	$1,037,336,514	101.0
		Liabilities in Excess of Other Assets	(10,333,029)	(1.0)
		Net Assets	$1,027,003,485	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $1,000,058,790.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$106,181,834
		Gross Unrealized Depreciation	(68,904,110)
		Net Unrealized Appreciation	$37,277,724

Sector Diversification	Percentage of Net Assets
Financials	22.5%
Energy	12.2
Health Care	12.2
Telecommunication Services	11.8
Industrials	11.5
Information Technology	8.7
Consumer Discretionary	7.3
Materials	5.7
Consumer Staples	2.3%
Utilities	1.7
U.S. Government Agency Obligations	2.0
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,125,467	$—	$1,125,467
Brazil	14,150,767	—	—	14,150,767
Canada	16,371,871	—	—	16,371,871
China	—	51,405,198	—	51,405,198
France	—	114,774,742	—	114,774,742
Germany	—	130,139,365	—	130,139,365
Hong Kong	3,963,176	27,898,036	—	31,861,212
India	8,120,844	8,447,797	—	16,568,641
Italy	—	36,024,237	—	36,024,237
Japan	—	44,381,856	—	44,381,856
Netherlands	—	71,439,902	—	71,439,902
Norway	—	44,660,320	—	44,660,320
Singapore	—	33,972,837	—	33,972,837
South Korea	16,031,853	40,045,547	—	56,077,400
Spain	—	30,312,683	—	30,312,683
Sweden	—	13,754,049	—	13,754,049
Switzerland	—	82,668,269	—	82,668,269
Taiwan	8,689,071	7,091,583	—	15,780,654
United Kingdom	—	179,750,551	—	179,750,551
Total Common Stock	67,327,582	917,892,439	—	985,220,021
Short-Term Investments	—	52,116,493	—	52,116,493
Total Investments, at fair value	$67,327,582	$970,008,932	$—	$1,037,336,514

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.2%
		Consumer Discretionary: 14.4%
11,600	@	Amazon.com, Inc.	$2,950,112	2.2
6,658	@	Autozone, Inc.	2,461,263	1.8
58,558	@	Delphi Automotive PLC	1,815,298	1.3
105,600		Gap, Inc.	3,778,368	2.8
29,840		Harman International Industries, Inc.	1,377,414	1.0
55,896	@	Life Time Fitness, Inc.	2,556,683	1.9
196,601		OfficeMax, Inc.	1,535,454	1.1
47,400		Yum! Brands, Inc.	3,144,516	2.3
			19,619,108	14.4
		Energy: 15.1%
28,100		Anadarko Petroleum Corp.	1,964,752	1.4
518,800	@	Bankers Petroleum Ltd.	1,556,770	1.2
66,500		ConocoPhillips	3,802,470	2.8
42,300		ExxonMobil Corp.	3,868,335	2.8
57,500		Halliburton Co.	1,937,175	1.4
684		Inpex Holdings, Inc.	4,066,207	3.0
69,600		Total S.A.	3,462,594	2.5
			20,658,303	15.1
		Financials: 12.7%
256,700		Charles Schwab Corp.	3,283,193	2.4
72,100		Citigroup, Inc.	2,359,112	1.7
169,100		Hartford Financial Services Group, Inc.	3,287,304	2.4
102,335		JPMorgan Chase & Co.	4,142,521	3.1
122,600		Metlife, Inc.	4,224,796	3.1
			17,296,926	12.7
		Health Care: 17.5%
48,420	@	Alere, Inc.	943,706	0.7
134,764	@	Community Health Systems, Inc.	3,927,023	2.9
90,380	@	Gilead Sciences, Inc.	5,994,905	4.4
35,600	@, L	Illumina, Inc.	1,715,920	1.2
82,937		St. Jude Medical, Inc.	3,494,136	2.6
93,977		Thermo Fisher Scientific, Inc.	5,528,667	4.0
42,000	@	Valeant Pharmaceuticals International, Inc.	2,321,340	1.7
			23,925,697	17.5
		Industrials: 2.4%
110,600	@	Nielsen Holdings NV	3,315,788	2.4
		Information Technology: 21.8%
49,900		Accenture PLC	3,494,497	2.6
113,529	@	Amdocs Ltd.	3,745,322	2.7
8,900		Apple, Inc.	5,938,614	4.4
62,100	@	EMC Corp.	1,693,467	1.2
8,411	@	Google, Inc. - Class A	6,346,099	4.7
91,400		Intel Corp.	2,072,952	1.5
90,028	@	Juniper Networks, Inc.	1,540,379	1.1
311,511	@	MEMC Electronic Materials, Inc.	856,655	0.6
89,974		Microsoft Corp.	2,679,426	2.0
41,100	@	NetApp, Inc.	1,351,368	1.0
			29,718,779	21.8
		Materials: 2.0%
16,300		LyondellBasell Industries NV	842,058	0.6
565,901		Tokyo Steel Manufacturing Co., Ltd.	1,910,013	1.4
			2,752,071	2.0
		Telecommunication Services: 6.3%
39,800	L	KDDI Corp.	3,086,986	2.2
116,802	@	Level 3 Communications, Inc.	2,682,942	2.0
70,230		Softbank Corp.	2,839,506	2.1
			8,609,434	6.3
		Total Common Stock
		(Cost $114,992,301)	125,896,106	92.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.9%
		Telecommunication Services: 0.9%
891,000		Level 3 Communications, Inc., 6.500%, 10/01/16	$1,285,267	0.9
		Total Corporate Bonds/Notes
		(Cost $891,000)	1,285,267	0.9
		Total Long-Term Investments
		(Cost $115,883,301)	127,181,373	93.1
SHORT-TERM INVESTMENTS: 8.0%
		Securities Lending Collateral(cc)(1): 1.3%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.8

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1): (continued)
721,940		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $721,958, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $736,379, due 11/30/12-07/01/40)	$721,940	0.5
			1,721,940	1.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.9%
6,736,965		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,736,965)	$6,736,965	4.9
		Commercial Services: 1.8%
66,600	@	ADT Corp.
		(Cost $2,487,929)	2,397,600	1.8
		Total Short-Term Investments
		(Cost $10,946,834)	10,856,505	8.0
		Total Investments in Securities (Cost $126,830,135)	$138,037,878	101.1
		Liabilities in Excess of Other Assets	(1,546,901)	(1.1)
		Net Assets	$136,490,977	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $128,022,743.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$18,095,485
		Gross Unrealized Depreciation	(8,080,350)
		Net Unrealized Appreciation	$10,015,135

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,619,108	$—	$—	$19,619,108
Energy	13,129,502	7,528,801	—	20,658,303
Financials	17,296,926	—	—	17,296,926
Health Care	23,925,697	—	—	23,925,697
Industrials	3,315,788	—	—	3,315,788
Information Technology	29,718,779	—	—	29,718,779
Materials	842,058	1,910,013	—	2,752,071
Telecommunication Services	2,682,942	5,926,492	—	8,609,434
Total Common Stock	110,530,800	15,365,306	—	125,896,106
Corporate Bonds/Notes	—	1,285,267	—	1,285,267
Short-Term Investments	9,134,565	1,721,940	—	10,856,505
Total Investments, at fair value	$119,665,365	$18,372,513	$—	$138,037,878

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.2%
10,300	@	Amazon.com, Inc.	$2,619,496	1.8
29,100		Coach, Inc.	1,630,182	1.1
64,100		Comcast Corp. — Class A	2,292,857	1.6
60,400		Macy’s, Inc.	2,272,248	1.6
11,500		Ralph Lauren Corp.	1,739,145	1.2
26,500		Starbucks Corp.	1,344,875	0.9
64,200		Time Warner, Inc.	2,910,186	2.0
25,400		Viacom - Class B	1,361,186	1.0
			16,170,175	11.2
		Consumer Staples: 4.1%
19,500		Colgate-Palmolive Co.	2,090,790	1.4
43,500		Philip Morris International, Inc.	3,912,390	2.7
			6,003,180	4.1
		Energy: 13.0%
36,300		Baker Hughes, Inc.	1,641,849	1.1
40,200		Cabot Oil & Gas Corp.	1,804,980	1.2
20,200		EOG Resources, Inc.	2,263,410	1.6
24,900		EQT Corp.	1,469,100	1.0
14,300		ExxonMobil Corp.	1,307,735	0.9
77,100		Halliburton Co.	2,597,499	1.8
50,000		Hess Corp.	2,686,000	1.9
79,400	@	McDermott International, Inc.	970,268	0.7
64,100	@	Noble Corp.	2,293,498	1.6
33,300		Peabody Energy Corp.	742,257	0.5
44,500	@, L	Ultra Petroleum Corp.	978,110	0.7
			18,754,706	13.0
		Financials: 18.4%
62,900		American Capital Agency Corp.	2,175,711	1.5
108,179		Citigroup, Inc.	3,539,617	2.4
28,500		CME Group, Inc.	1,633,050	1.1
20,400		Digital Realty Trust, Inc.	1,424,940	1.0
74,400	@	Invesco Ltd.	1,859,256	1.3
81,400		JPMorgan Chase & Co.	3,295,072	2.3
68,900		Lincoln National Corp.	1,666,691	1.2
52,100		Metlife, Inc.	1,795,366	1.2
160,300		Morgan Stanley	2,683,422	1.9
74,000		US Bancorp.	2,538,200	1.8
114,000		Wells Fargo & Co.	3,936,420	2.7
			26,547,745	18.4
		Health Care: 14.1%
44,200	@	Acorda Therapeutics, Inc.	1,131,962	0.8
14,000		Allergan, Inc.	1,282,120	0.9
34,000	@	Alnylam Pharmaceuticals, Inc.	638,860	0.4
33,100		Baxter International, Inc.	1,994,606	1.4
11,000	@	Bio-Rad Laboratories, Inc.	1,173,920	0.8
47,500	@	Bruker BioSciences Corp.	621,775	0.4
25,400	@	Centene Corp.	950,214	0.7
20,100	@	Cubist Pharmaceuticals, Inc.	958,368	0.7
32,800	@	Gilead Sciences, Inc.	2,175,624	1.5
36,800	@	Hospira, Inc.	1,207,776	0.8
48,300		Medtronic, Inc.	2,082,696	1.4
47,473		Merck & Co., Inc.	2,141,032	1.5
39,800		Teva Pharmaceutical Industries Ltd. ADR	1,648,118	1.1
25,100		UnitedHealth Group, Inc.	1,390,791	1.0
17,500		WellPoint, Inc.	1,015,175	0.7
			20,413,037	14.1
		Industrials: 10.2%
31,200		Boeing Co.	2,172,144	1.5
42,700		General Dynamics Corp.	2,823,324	2.0
256,700	@	Hertz Global Holdings, Inc.	3,524,491	2.4
29,400		Illinois Tool Works, Inc.	1,748,418	1.2
36,300		Norfolk Southern Corp.	2,309,769	1.6
24,800		Ryder System, Inc.	968,688	0.7
67,600	@	Spirit Airlines, Inc.	1,154,608	0.8
			14,701,442	10.2
		Information Technology: 19.5%
94,600	@	Adobe Systems, Inc.	3,070,716	2.1
12,300		Apple, Inc.	8,207,298	5.7
253,700	@	Atmel Corp.	1,334,462	0.9
49,100		Avago Technologies Ltd.	1,711,872	1.2
46,500	@, L	Freescale Semiconductor Holdings Ltd.	442,215	0.3
109,500		Intersil Corp.	958,125	0.7
96,800	@	Juniper Networks, Inc.	1,656,248	1.1
209,400	@	Micron Technology, Inc.	1,253,259	0.9
47,700	@	NetApp, Inc.	1,568,376	1.1
43,700	@	Sandisk Corp.	1,897,891	1.3
206,800	@	ServiceSource International, Inc.	2,121,768	1.5
64,600	@	Skyworks Solutions, Inc.	1,522,299	1.0
137,600	@	Symantec Corp.	2,476,800	1.7
			28,221,329	19.5
		Materials: 2.7%
24,000		Celanese Corp.	909,840	0.6
67,700		Dow Chemical Co.	1,960,592	1.4
28,100		International Paper Co.	1,020,592	0.7
			3,891,024	2.7
		Telecommunication Services: 2.0%
109,700	@	MetroPCS Communications, Inc.	1,284,587	0.9
210,700	@, L	NII Holdings, Inc.	1,653,995	1.1
			2,938,582	2.0
		Utilities: 3.2%
33,300		Edison International	1,521,477	1.1
23,600		NextEra Energy, Inc.	1,659,788	1.1

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: (continued)
33,500		Pacific Gas & Electric Co.	$1,429,445	1.0
			4,610,710	3.2
		Total Common Stock
		(Cost $127,520,309)	142,251,930	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateral(cc)(1): 1.8%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	$1,000,000	0.7
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,000,024, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/24/12-10/01/40)	1,000,000	0.7
684,592		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $684,609, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $698,284, due 11/30/12-07/01/40)	684,592	0.4
			2,684,592	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
1,840,763		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,840,763)	$1,840,763	1.3
		Total Short-Term Investments
		(Cost $4,525,355)	4,525,355	3.1
		Total Investments in Securities (Cost $132,045,664)	$146,777,285	101.5
		Liabilities in Excess of Other Assets	(2,179,269)	(1.5)
		Net Assets	$144,598,016	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $132,873,866.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$23,079,452
		Gross Unrealized Depreciation	(9,176,033)
		Net Unrealized Appreciation	$13,903,419

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$142,251,930	$—	$—	$142,251,930
Short-Term Investments	1,840,763	2,684,592	—	4,525,355
Total Investments, at fair value	$144,092,693	$2,684,592	$—	$146,777,285

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012